           As filed with the Securities and Exchange Commission on July 27, 2001
                                                             File Nos. 333-25803
                                                                       811-08189

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                         Post-Effective Amendment No. 11
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/
                                 Amendment No. 12

                         FLEMING MUTUAL FUND GROUP, INC.
             (Exact Name of Registrant as Specified in its Charter)

                                 522 Fifth Avenue
                            New York, New York 10036
                     (Address of Principal Executive Office)

                                1-800-348-4782
              (Registrant's Telephone Number, Including Area Code)

                                   Copies to:
   Sharon Weinberg                                 Cynthia G. Cobden, Esq.
   J.P. Morgan Fund Distributors, Inc.             Simpson, Thacher & Bartlett
   1211 Avenue of the Americas                     425 Lexington Avenue
   New York, New York 10036                        New York, NY 10017
                                                   (212) 455-2000

                     (Name and Address of Agent for Service)





It is proposed that this filing will become effective (check appropriate box):
               / /   Immediately upon filing pursuant to paragraph (b)
               / /   On (date), pursuant to paragraph (b) of Rule 485
               /X/   60 days after filing pursuant to paragraph (a)(1)
               / /   On (date), pursuant to paragraph (a)(1)
               / /   75 days after filing pursuant to paragraph (a)(2)
               / /   On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
               / / this post-effective amendment designates a new effective date for a previously file post-effective amendment.

                                        PROSPECTUS SEPTEMBER ___, 2001

                           SUBJECT TO COMPLETION, DATED JULY 27, 2001





JPMORGAN FUNDS

THIS PROSPECTUS OFFERS: CLASS A, CLASS B, CLASS C SHARES

BALANCED FUND

CAPITAL GROWTH FUND

CORE EQUITY FUND

DISCIPLINED EQUITY FUND

DISCIPLINED EQUITY VALUE FUND

DIVERSIFIED FUND

DYNAMIC SMALL CAP FUND

EQUITY GROWTH FUND

EQUITY INCOME FUND

GROWTH AND INCOME FUND

MID CAP VALUE FUND

SMALL CAP EQUITY FUND

SMALL CAP GROWTH FUND

U.S. EQUITY FUND

U.S. SMALL COMPANY FUND

U.S. SMALL COMPANY OPPORTUNITIES FUND

[LOGO]

JPMORGAN FLEMING
ASSET MANAGEMENT

[SIDENOTE]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell nor does it seek an offer to buy these securities in any state where the offer or sale is not permitted.

BALANCED FUND                                       1

CAPITAL GROWTH FUND                                 8

CORE EQUITY FUND                                   14

DISCIPLINED EQUITY FUND                            20

DISCIPLINED EQUITY VALUE FUND                      25

DIVERSIFIED FUND                                   30

DYNAMIC SMALL CAP FUND                             36

EQUITY GROWTH FUND                                 41

EQUITY INCOME FUND                                 47

GROWTH AND INCOME FUND                             53

MID-CAP VALUE FUND                                 60

SMALL CAP EQUITY FUND                              67

SMALL CAP GROWTH FUND                              73

U.S. EQUITY FUND                                   80

U.S. SMALL COMPANY FUND                            85

U.S. SMALL COMPANY OPPORTUNITIES FUND              90

THE FUNDS' MANAGEMENT AND ADMINISTRATION           95

HOW YOUR ACCOUNT WORKS                             99

   BUYING FUND SHARES                             100

   SELLING FUND SHARES                            102

   OTHER INFORMATION CONCERNING THE FUNDS         103

   DISTRIBUTIONS AND TAXES                        103

RISK AND REWARD ELEMENTS                          110

FINANCIAL HIGHLIGHTS                              112

HOW TO REACH US                            BACK COVER

JPMORGAN BALANCED FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strat- egies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide a balance of current income and growth of capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund seeks a balance of current income and growth by using the following strategies:

- an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks.

- an active fixed-income management style that focuses primarily on domestic fixed-income securities.

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)), the Fund's adviser, may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on their analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

- projected rate of earnings growth that's equal to or greater than the equity markets in general

- return on assets and equity that's equal to or greater than the equity markets in general

- market capitalization equal to those within the universe of S&P 500 Index stocks at the time of purchase.

Market capitalization is the total market value of a company's shares. Equity securities include common stocks, preferred stocks, convertible securities and foreign securities which may take the form of American Depositary Receipts
(ADRs).

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade or the adviser considers them to be comparable to investment grade.

The Fund may also invest in mortgage-related securities, collateralized mortgage obligations and real estate investment trusts. The Fund may also enter into "dollar rolls."

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, the adviser will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock and bond markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa3 by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Class A Shares. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and Lehman Gov't/Credit Index, widely recognized market benchmarks, and the Lipper Balanced Funds Index.

The performance for the period before Class A shares were launched on 10/16/98 is based on the performance of Institutional shares. During these periods, the actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.29%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

           1991        24.16%
           1992         5.32%
           1993         6.01%
           1994        -2.27%
           1995        23.83%
           1996        11.31%
           1997        23.67%
           1998        25.04%
           1999        13.94%
           2000        -2.80%


BEST QUARTER                13.24%
                 4th quarter, 1998
WORST QUARTER               -4.90%
                 4th quarter, 2000

(1) THE FUND COMMENCED OPERATIONS ON 10/16/98. FOR THE PERIOD 1/1/91 THROUGH 10/16/98, RETURNS REFLECT PERFORMANCE OF THE INSTITUTIONAL SHARES OF THE FUND. THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM0 FRONT END SALES LOAD AND THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.

(2)  THE FUND'S FISCAL YEAR END IS 12/31.

(3) IN THE PAST, THE FUND HAS COMPARED ITS PERFORMANCE TO THE LEHMAN GOV'T/CREDIT INDEX, BUT IN THE FUTURE, THE FUND INTENDS TO COMPARE ITS PERFORMANCE TO THE LEHMAN AGGREGATE BOND INDEX INSTEAD. IT IS BELIEVED THAT THE NEW BENCHMARK IS MORE APPROPRIATE SINCE IT MORE ACCURATELY REFLECTS THE FUND'S INVESTMENT STRATEGY.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1,4)

                                            PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
 CLASS A SHARES (AFTER EXPENSES)                -8.40        12.43           11.67

 CLASS B SHARES (AFTER EXPENSES)                -6.73        13.53           12.33

 CLASS C SHARES (AFTER EXPENSES)                -3.59        13.77           12.33

 S&P 500 INDEX (NO EXPENSES)                    -9.10        18.33           17.44

 LEHMAN GOV'T/CREDIT INDEX (NO EXPENSES)        11.85         6.24            8.00

 LEHMAN AGGREGATE BOND INDEX (NO EXPENSES)      11.63         6.46            7.96

 LIPPER BALANCED FUNDS INDEX (NO EXPENSES)       2.39        11.80           12.45

INVESTOR EXPENSES FOR CLASSES A, B and C SHARES
The sales charges and expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES
                     (LOAD) WHEN YOU BUY            CHARGE (LOAD) SHOWN AS
                     SHARES, SHOWN AS % OF THE      LOWER OF ORIGINAL PURCHASE
                     OFFERING PRICE*                PRICE OR REDEMPTION PROCEEDS

 CLASS A SHARES      5.75%                          NONE

 CLASS B SHARES      NONE                           5.00%

 CLASS C SHARES      NONE                           1.00%


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

(4) CLASS B SHARES AND CLASS C SHARES WERE FIRST OFFERED ON 2/16/01. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B SHARES AND CLASS C SHARES WERE LAUNCHED IS BASED ON THE PERFORMANCE OF CLASS A SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS

                           CLASS A SHARES(5)   CLASS B SHARES(6)   CLASS C SHARES(6)
 MANAGEMENT FEES                0.50%               0.50%              0.50%

 DISTRIBUTION (RULE 12B-1)
 FEES                           0.25%               0.75%              0.75%

 SHAREHOLDER SERVICE FEES       0.25%               0.25%              0.25%

 OTHER EXPENSES                 0.60%               0.60%              0.60%

 TOTAL OPERATING EXPENSES       1.60%               2.10%              2.10%

 FEE WAIVER AND EXPENSE
 REIMBURSEMENT(7)               0.35%               0.17%              0.17%

 NET EXPENSES(7)                1.25%               1.93%              1.93%

(5) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED FOR THE MOST RECENT FISCAL YEAR.

(6)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.

(7) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.25%, 1.93% AND 1.93% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(7) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                           1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS A SHARES*           $695       $1,019      $1,365      $2,338

 CLASS B SHARES**          $696         $942      $1,313      $2,290***

 CLASS C SHARES**          $296         $642      $1,113      $2,418


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                           1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS B SHARES            $196       $642        $1,113      $2,290***

 CLASS C SHARES            $196       $642        $1,113      $2,418


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JPMORGAN CAPITAL GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within a universe of S&P Mid Cap 400 Index at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

JPMFAM (USA), the Fund's adviser, applies an active equity management style focused on investing in mid-sized companies. The Fund will focus on companies with high quality management with a leading or dominant position in a major product line, new or innovative products and service or process, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock section process which focuses on identifying attractively valued companies with positive business fundamentals.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities do not as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
-  WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
   PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
-  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
-  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Class A Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P MidCap 400 Index, a widely recognized market benchmark, and the Lipper Mid-Cap Core Funds Index.

Past performance does not predict how any share of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -3.40%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1991        70.74%
           1992        12.95%
           1993        20.17%
           1994        -1.31%
           1995        22.24%
           1996        24.20%
           1997        23.37%
           1998         5.54%
           1999        12.77%
           2000        14.17%


BEST QUARTER              26.78%
               1st quarter, 1991
WORST QUARTER            -19.57%
               3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1,3)

                                      PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
 CLASS A SHARES (AFTER EXPENSES)          7.60        14.43         18.56
 CLASS B SHARES (AFTER EXPENSES)          8.61        14.99         18.84
 CLASS C SHARES (AFTER EXPENSES)         12.64        15.05         18.75
 S&P MID-CAP 400 INDEX (NO EXPENSES)     17.50        20.41         19.86
 LIPPER MID-CAP CORE FUNDS
 INDEX (NO EXPENSES)                      6.26        16.17         17.94

(1) THE FUND COMMENCED OPERATIONS ON 9/23/87. THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER. PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.
(2)  THE FUND'S FISCAL YEAR END IS 10/31.
(3) CLASS B SHARES WERE FIRST OFFERED ON 11/4/93. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B SHARES WERE LAUNCHED IS BASED ON THE PERFORMANCE OF CLASS A SHARES OF THE FUND. CLASS C SHARES WERE FIRST OFFERED ON 1/2/98. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS C SHARES WERE LAUNCHED IS BASED ON THE PERFORMANCE OF CLASS B SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B AND CLASS C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

INVESTOR EXPENSES FOR CLASS A, CLASS B and CLASS C SHARES

The sales charges and expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                           MAXIMUM SALES CHARGE               MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY                CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE          LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE*                    PRICE OR REDEMPTION PROCEEDS
 CLASS A SHARES            5.75%                              None
 CLASS B SHARES            None                               5.00%
 CLASS C SHARES            None                               1.00%

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED
FROM CLASS A, CLASS B, AND CLASS C ASSETS)

                           CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
----------------------------------------------------------------------------
 MANAGEMENT FEES            0.40%            0.40%             0.40%
 DISTRIBUTION (RULE 12B-1)
 FEES                       0.25%            0.75%             0.75%
 SHAREHOLDER SERVICE FEES   0.25%            0.25%             0.25%
 OTHER EXPENSES(4)          0.45%            0.45%             0.45%
-----------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES   1.35%            1.85%             1.85%
 FEE WAIVER AND EXPENSE
 REIMBURSEMENT(5)            --               --                --
------------------------------------------------------------------------------
 NET EXPENSES(5)            1.35%            1.85%             1.85%
------------------------------------------------------------------------------

(4) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

(5) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.35%, 1.85% AND 1.85% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(5) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS A SHARES*                $705       $978        $1,272      $2,105
 CLASS B SHARES**               $688       $882        $1,201      $2,039***
 CLASS C SHARES**               $288       $582        $1,001      $2,169

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS B SHARES                 $188       $582        $1,001      $2,039***
 CLASS C SHARES                 $188       $582        $1,001      $2,169

*   ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
** ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD. *** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE
    BEEN OWNED FOR EIGHT YEARS.

    JPMORGAN CORE EQUITY FUND



RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities. Its equity investments may include convertible securities, preferred stocks and ADRs.

Although the Fund intends to invest primarily in investment-grade debt securities, it may also invest in investment-grade debt securities, high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.

In managing the Fund, the adviser seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Class A Shares. The bar chart shows how the performance of the Fund's Class A shares has varied from year to year for the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Funds Index.

The performance for the period before Class A shares were launched on 9/10/98 is based on the performance of Institutional Class shares of the fund. During these periods the actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -10.57%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1994        -4.03%
           1995        25.53%
           1996        22.54%
           1997        33.33%
           1998        30.80%
           1999        23.59%
           2000       -12.19%

BEST QUARTER                  22.85%
                 4th quarter, 1998
WORST QUARTER                -11.03%
                 4th quarter, 2000

(1) THE FUND COMMENCED OPERATIONS ON 4/1/93. FOR THE PERIOD 4/1/93 THROUGH 9/10/98, RETURNS REFLECT PERFORMANCE OF THE INSTITUTIONAL SHARES OF THE FUND. THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER. PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR
     CLASS B AND CLASS C SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.



(2)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURN (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1,3)

                                      PAST 1 YEAR.  PAST 5 YEARS. LIFE OF FUND
 CLASS A SHARES (AFTER EXPENSES)         -17.23       16.93         14.42
 CLASS B SHARES (AFTER EXPENSES)         -16.28       18.12         15.30
 CLASS C SHARES (AFTER EXPENSES)         -13.01       18.32         15.30
 S&P 500 INDEX (NO EXPENSES)              -9.10       18.33         17.11
 LIPPER LARGE-CAP CORE FUNDS
 INDEX (NO EXPENSES)                      -7.37       16.79         15.34

INVESTOR EXPENSES FOR CLASS A, B and C SHARES
The sales charges and expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                        MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                        (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                        SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                        OFFERING PRICE*             PRICE OR REDEMPTION PROCEEDS
 CLASS A SHARES         5.75%                       NONE
 CLASS B SHARES         NONE                        5.00%
 CLASS C SHARES         NONE                        1.00%


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED
FROM CLASS A, CLASS BAND CLASS C ASSETS)

                           CLASS A SHARES(4) CLASS B SHARES(5) CLASS C SHARES(5)
MANAGEMENT FEES            0.50%             0.50%             0.50%
DISTRIBUTION (RULE 12B-1)
FEES                       0.25%             0.75%             0.75%
SHAREHOLDER SERVICE FEES   0.25%             0.25%             0.25%
OTHER EXPENSES             0.56%             0.56%             0.56%
TOTAL OPERATING EXPENSES   1.56%             2.06%             2.06%
FEE WAIVER AND EXPENSE
REIMBURSEMENT(6)           0.31%             0.06%             0.06%
NET EXPENSES(6)            1.25%             2.00%             2.00%

(3) CLASS B SHARES AND CLASS C SHARES WERE FIRST OFFERED ON 2/16/01. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B SHARES AND CLASS C SHARES WERE LAUNCHED IS BASED ON THE PERFORMANCE OF CLASS A SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

(4) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(5)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.

(6) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.25%, 2.00% AND 2.00% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(6) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS A SHARES*                $695       $1,011      $1,348      $2,300
 CLASS B SHARES**               $703         $940      $1,303      $2,257***
 CLASS C SHARES**               $303         $640      $1,103      $2,385

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR       3 YEARS   5 YEARS     10 YEARS
 CLASS B SHARES                 $203         $640      $1,103      $2,257***
 CLASS C SHARES                 $203         $640      $1,103      $2,385

*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.
*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JPMORGAN DISCIPLINED EQUITY FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500).

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the S&P 500. The Fund does not look to overweight or underweight industries.

Within each industry, the Fund modestly overweights stocks that it considers undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The Fund may invest any portion of its assets that isn't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management, Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

[SIDENOTE]

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Class A, B and C Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.

The performance for the periods before Class A, B and C Shares were launched is based on the performance of the Institutional Class Shares of the Fund. During these periods, the actual returns of Class A, B, and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares. The performance figures in the bar chart do not reflect a front end sales load, which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.43%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

           1998       32.35%
           1999       18.32%
           2000      -10.87%


 BEST QUARTER                 22.85%
                   4th quarter, 1998
 WORST QUARTER                -9.91%
                   3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                       PAST 1 YEAR   LIFE OF FUND

 CLASS A (AFTER EXPENSES)                -16.00%       13.73%

 CLASS B (AFTER EXPENSES)                -15.29%       14.95%

 CLASS C (AFTER EXPENSES)                -11.75%       15.46%

 S&P 500 INDEX (NO EXPENSES)              -9.11%       15.79%


(1) THE FUND COMMENCED OPERATIONS ON 1/3/97. RETURNS REFLECT THE PERFORMANCE OF THE INSTITUTIONAL SHARES OF THE FUND. THE PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECTS THE DEFERRED SALES LOAD.

(2)  THE FUND'S FISCAL YEAR END IS 5/31.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of the Class A, B and C Shares before and after reimbursement are shown below. The Class A, B and C Shares generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                      MAXIMUM SALES CHARGE          MAXIMUM DEFERRED SALES
                      (LOAD) WHEN YOU BUY           CHARGE (LOAD) SHOWN AS
                      SHARES, SHOWN AS % OF THE     LOWER OF ORIGINAL PURCHASE
                      OFFERING PRICE*               PRICE OR REDEMPTION PROCEEDS

 CLASS A SHARES       5.75%                         NONE

 CLASS B SHARES       NONE                          5.00%

 CLASS C SHARES       NONE                          1.00%


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                         CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
 MANAGEMENT FEES                             0.35%              0.35%            0.35%

 DISTRIBUTION (RULE 12B-1) FEES              0.25%              0.75%            0.75%

 SHAREHOLDER SERVICE FEES                    0.25%              0.25%            0.25%

 OTHER EXPENSES(3)                           0.39%              0.39%            0.39%

 TOTAL OPERATING EXPENSES                    1.24%              1.74%            1.74%

 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)     0.29%              0.29%            0.29%

 NET EXPENSES(4)                             0.95%              1.45%            1.45%

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.95%, 1.45% AND 1.45% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in Classes A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Classes A, B and C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS***

 CLASS A SHARES*                $666       $919        $1,191      $1,965

 CLASS B SHARES**               $648       $820        $1,117      $1,895***

 CLASS C SHARES**               $248       $520        $   917     $2,028


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS B SHARES                 $148       $520        $917        $1,895***

 CLASS C SHARES                 $148       $520        $917        $2,028


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

    JPMORGAN DISCIPLINED EQUITY VALUE FUND




RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Russell 1000 Value Index.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in large-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Russell 1000 Value Index, which is weighted in favor of those stocks with relatively lower price-to-book ratios and other characteristics consistent with "value" investing. The Fund does not look to overweight or underweight industries relative to the Russell 1000 Value Index.

Within each industry, the Fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued.

By owning a large number of stocks, with an emphasis on those that appear to the adviser undervalued or fairly valued, and by tracking the industry weightings of the Russell 1000 Value Index, the Fund seeks returns that modestly exceed those of that index over the long term with virtually the same level of volatility.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser selects the stocks for the Fund's investments using the investment process described below to determine which large-cap U.S. companies with attractive earnings outlooks and reasonable valuations are most likely to provide high total return to shareholders.

The adviser takes an in-depth look at company prospects over a relatively

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research fund valuation rankings as a basis. In general, the team selects stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team often considers a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    impact on the overall risk of the portfolio relative to the benchmark

-    temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in this Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of the adviser's research and the management team's stock picking decisions. A value stock may never reach what the adviser believes is its full value or it may even go down in value.

[SIDENOTE]

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE RUSSELL 1000 VALUE INDEX OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

THE FUND'S PAST PERFORMANCE
The Fund was recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of the Class A, B and C Shares before and after reimbursement are shown below. The Class A, B and C Shares generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                           MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY        CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE  LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE*            PRICE OR REDEMPTION PROCEEDS
 CLASS A SHARES            5.75%                      NONE
 CLASS B SHARES            NONE                       5.00%
 CLASS C SHARES            NONE                       1.00%


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM CLASS A, B AND C SHARES ASSETS)


                           CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
 MANAGEMENT FEES            0.35%            0.35%             0.35%
 DISTRIBUTION (RULE 12B-1)
 FEES                       0.25%            0.75%             0.75%
 SHAREHOLDER SERVICE FEES   0.25%            0.25%             0.25%
 OTHER EXPENSES(3)          0.69%            0.69%             0.69%
--------------------------------------------------------------------
 TOTAL OPERATING EXPENSES   1.54%            2.04%             2.04%
 FEE WAIVER AND EXPENSE
 REIMBURSEMENT(4)           0.59%            0.59%             0.59%
--------------------------------------------------------------------
 Net Expenses(4)            0.95%            1.45%             1.45%

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.95%, 1.45% AND 1.45% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Class A, B and C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS A SHARES*                $666       $979        $1,314      $2,257
 CLASS B SHARES**               $648       $883        $1,241      $2,193***
 CLASS C SHARES**               $248       $583        $1,044      $2,322

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS B SHARES                 $148       $583        $1,044      $2,193***
 CLASS C SHARES                 $148       $583        $1,044      $2,322

*    Assumes sales charge is deducted when shares are purchased.
**   Assumes applicable deferred sales charge is deducted when shares are sold.
*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

JPMORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY
Drawing on a variety of analytical tools, the portfolio management team allocates assets among various types of stock and bond investments, based on the following model allocation:

-    52% medium- and large-cap U.S. stocks

-    35% U.S. and foreign bonds

-    10% foreign stocks

-    3% small-cap U.S. stocks

The team may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the team selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its economic sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the team ranks them according to their relative value using a proprietary model that incorporates research from JPMIM's the adviser's, worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the team uses fundamental, economic, and capital markets research to select securities. The team actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment-grade bond universe (currently about 5 years).

The Fund may also invest up to 25% of its assets in high-yield, non-investment grade securities rated BB, Ba or B.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes.

The Fund may invest any portion of its assets that aren't in stocks or fixed-

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the Fund's management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's managers often consider a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock and bond markets as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.

The Fund may invest in mid- and small capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Class A, B and C Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark and the S&P 500 Index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000 (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices.

The performance for the periods before Class A, B and C Shares were launched is based on the performance of the Institutional Class Shares of the Fund. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -2.91%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1994        0.93%
           1995       26.84%
           1996       13.68%
           1997       18.89%
           1998       18.60%
           1999       14.23%
           2000       -3.97%


 BEST QUARTER               13.48%
                 4th quarter, 1998
 WORST QUARTER              -6.13%
                 3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                 PAST 1 YEAR   PAST 5 YEARS   LIFE OF FUND

 CLASS A (AFTER EXPENSES)           -9.52         10.62          11.19

 CLASS B (AFTER EXPENSES)           -8.53         11.69          12.11

 CLASS C (AFTER EXPENSES)           -4.88         11.95          12.11

 FUND BENCHMARK (NO EXPENSES)       -2.30         13.06          12.87

 S&P 500 INDEX (NO EXPENSES)        -9.11         18.33          17.94


(1) THE FUND COMMENCED OPERATIONS ON 9/10/93. RETURNS REFLECT THE PERFORMANCE OF THE INSTITUTIONAL SHARES OF THE FUND. THE PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.

(2)  THE FUND'S FISCAL YEAR END IS 6/30.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of the Class A, B and C Shares before and after reimbursement are shown below. The Class A, B and C Shares generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                      MAXIMUM SALES CHARGE          MAXIMUM DEFERRED SALES
                      (LOAD) WHEN YOU BUY           CHARGE (LOAD) SHOWN AS
                      SHARES, SHOWN AS % OF THE     LOWER OF ORIGINAL PURCHASE
                      OFFERING PRICE*               PRICE OR REDEMPTION PROCEEDS

 CLASS A SHARES       5.75%                         NONE

 CLASS B SHARES       NONE                          5.00%

 CLASS C SHARES       NONE                          1.00%


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C SHARES ASSETS)

                                    CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
 MANAGEMENT FEES                    0.55%            0.55%            0.55%

 DISTRIBUTION (RULE 12B-1) FEES     0.25%            0.75%            0.75%

 SHAREHOLDER SERVICE FEES           0.25%            0.25%            0.25%

 OTHER EXPENSES(3)                  0.43%            0.43%            0.43%

 TOTAL OPERATING EXPENSES           1.48%            1.98%            1.98%

 FEE WAIVER AND EXPENSE
 REIMBURSEMENTS(4)                  0.38%            0.38%            0.38%

 NET EXPENSES(4)                    1.10%            1.60%            1.60%

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.10%, 1.60% AND 1.60% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Class A, B and C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS A SHARES*                $681       $981        $1,303      $2,211

 CLASS B SHARES**               $663       $885        $1,232      $2,146***

 CLASS C SHARES**               $263       $585        $1,032      $2,276


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS B SHARES                 $163       $585        $1,032      $2,146***

 CLASS C SHARES                 $163       $585        $1,032      $2,276


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JPMORGAN DYNAMIC SMALL CAP FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/Barra Growth Index stocks. Market capitalization is the total market value of a company's shares.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
JPMFAM (USA), the Fund's adviser, applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine if the stock is still an attractive investment opportunity.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to Class A Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Small-Cap Growth Funds Index.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -9.86%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]
           1998        13.46%
           1999        30.13%
           2000        11.42%


 BEST QUARTER                24.00%
                  4th quarter, 1999
 WORST QUARTER              -18.98%
                  3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1,3)

                                                                       LIFE OF
                                                        PAST 1 YEAR    FUND

 CLASS A SHARES (AFTER EXPENSES)                        5.03           22.31

 CLASS B SHARES (AFTER EXPENSES)                        6.11           23.00

 CLASS C SHARES (AFTER EXPENSES)                        9.74           23.43

 S&P SMALL-CAP 600/BARRA GROWTH INDEX (NO EXPENSES)     0.57           11.87

 LIPPER SMALL-CAP GROWTH FUNDS INDEX (NO EXPENSES)     -8.25           15.85


(1) THE FUND COMMENCED OPERATIONS ON 5/19/97. THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER. PERFORMANCE FIGURES IN THE TABLE FOR
     THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.

(2)  THE FUND'S FISCAL YEAR END IS 10/31.

(3) CLASS C SHARES WERE FIRST OFFERED ON 1/7/98. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS C SHARES WERE LAUNCHED IS BASED ON THE PERFORMANCE FOR CLASS B SHARES OF THE FUND.

INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The sales charges and expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                     MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES
                     (LOAD) WHEN YOU BUY            CHARGE (LOAD) SHOWN AS
                     SHARES, SHOWN AS % OF THE      LOWER OF ORIGINAL PURCHASE
                     OFFERING PRICE*                PRICE OR REDEMPTION PROCEEDS

 CLASS A SHARES      5.75%                          None

 CLASS B SHARES      None                           5.00%

 CLASS C SHARES      None                           1.00%

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                              CLASS A SHARES    CLASS B SHARES    CLASS C SHARES

 MANAGEMENT FEES              0.65%             0.65%             0.65%

 DISTRIBUTION (RULE 12B-1)
 FEES                         0.25%             0.75%             0.75%

 SHAREHOLDER SERVICE FEES     0.25%             0.25%             0.25%

 OTHER EXPENSES(4)            0.61%             0.61%             0.61%

 TOTAL OPERATING EXPENSES     1.76%             2.26%             2.26%

 FEE WAIVER AND EXPENSE
 REIMBURSEMENT(5)             0.26%             0.14%             0.14%

 NET EXPENSES(5)              1.50%             2.12%             2.12%

(4) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(5) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.50%, 2.12% AND 2.12% RESPECTIVELY, OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(5) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year, total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS A SHARES*                $719       $1,073      $1,451      $2,509

 CLASS B SHARES**               $715       $  993      $1,397      $2,459***

 CLASS C SHARES**               $315       $  693      $1,197      $2,584


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS B SHARES                 $215       $693        $1,197      $2,459***

 CLASS C SHARES                 $215       $693        $1,197      $2,584


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JPMORGAN EQUITY GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, it may also invest in investment-grade debt securities.

The Fund may invest any portion of its assets that isn't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:

- projected earnings growth rate that's greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

-    market capitalization of more than $500 million.

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
-    WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Class A Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Large-Cap Growth Funds Index.

The performance for the period before Class A shares were launched on 8/13/98 is based on the performance of Institutional Class shares of the Fund. During these periods, the actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

The Fund's year-to-date total return as of 6/30/01 was -11.68%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]


           1991        31.69%
           1992         6.43%
           1993         2.48%
           1994        -0.90%
           1995        25.78%
           1996        20.52%
           1997        37.20%
           1998        41.19%
           1999        31.54%
           2000       -23.85%

BEST QUARTER        27.32%
         4th quarter, 1998
WORST QUARTER      -17.89%
         4th quarter, 2000


(1) The Fund commenced operations on 8/13/98. For the period 1/1/91 through 8/13/98, returns reflect performance of the Institutional Shares of the Fund. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.
(2)  The Fund's fiscal year end is 12/31.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1,3)


                                   PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
CLASS A SHARES (AFTER EXPENSES)      -28.23        17.12         14.71
CLASS B SHARES (AFTER EXPENSES)      -27.03        18.31         15.39
CLASS C SHARES (AFTER EXPENSES)      -24.49        18.52         15.39
S&P 500/BARRA GROWTH INDEX
(NO EXPENSES)                        -22.08        19.16         17.60
LIPPER LARGE-CAP GROWTH FUNDS
INDEX (NO EXPENSES)                  -19.68        17.85         17.32

INVESTOR EXPENSES FOR CLASS A, B and C SHARES

The sales charges and expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                           MAXIMUM SALES CHARGE         MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY          CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE    LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE*              PRICE OR REDEMPTION PROCEEDS
CLASS A SHARES             5.75%                        None
CLASS B SHARES             None                         5.00%
CLASS C SHARES             None                         1.00%

* The offering price is the net asset value of the shares purchased plus any sales charge.
(3) Class B shares and Class C shares were first offered on 2/16/01. The performance for the period before Class B shares and Class C shares were launched is based on the performance of Class A shares of the Fund. The actual returns of Class B shares and Class C shares would have been lower than shown because Class B and Class C shares have higher expenses than Class A shares.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                        CLASS A SHARES(4) CLASS B SHARES(5)  CLASS C SHARES(5)
----------------------------------------------------------------------------
MANAGEMENT FEES           0.50%             0.50%              0.50%
DISTRIBUTION (RULE 12B-1)
FEES                      0.25%             0.75%              0.75%
SHAREHOLDER SERVICE FEES  0.25%             0.25%              0.25%
----------------------------------------------------------------------------
OTHER EXPENSES            0.53%             0.53%              0.53%
TOTAL OPERATING EXPENSES  1.53%             2.03%              2.03%
FEE WAIVER AND EXPENSE
REIMBURSEMENT(6)          0.25%             0.05%              0.05%
----------------------------------------------------------------------------
NET EXPENSES(6)           1.25%             1.98%              1.98%
----------------------------------------------------------------------------

(4) "Other Expenses" are based on expenses incurred in the most recent fiscal year.
(5) "Other Expenses" are based on estimated expenses for the current fiscal year.
(6) Reflects a written agreement pursuant to which The Chase Manhattan Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C Shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.98% and 1.98% respectively, of the average daily net assets until 9/7/02.

EXPENSE EXAMPLE(6) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
CLASS A SHARES*                $695       $1,005      $1,336      $2,271
CLASS B SHARES**               $701       $  932      $1,289      $2,226***
CLASS C SHARES**               $301       $  632      $1,089      $2,354

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
CLASS B SHARES                 $201       $632        $1,089      $2,226***
CLASS C SHARES                 $201       $632        $1,089      $2,354

*    Assumes sales charge is deducted when shares are purchased.
**   Assumes applicable deferred sales charge is deducted when shares are sold.
*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

JPMORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund uses an active equity management style which focuses on both earnings momentum and valuation within the universe of primarily income-oriented stocks. The Fund normally invests at least 65% of its total assets in equity securities.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities it may also invest in investment grade debt securities, high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
JPMFAM (USA), the adviser, seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Class A Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Equity Income Funds Index.

The performance for the period before Class A shares were launched on 8/24/98 is based on the performance of Institutional Class shares of the Fund. During these periods the actual returns of Class A shares would have been lower than shown because Class A shares have higher expenses than Institutional Class shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -8.96%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1991        22.10%
           1992         5.61%
           1993        12.34%
           1994        -3.37%
           1995        33.72%
           1996        17.87%
           1997        31.05%
           1998        26.12%
           1999        12.70%
           2000        -4.09%


 BEST QUARTER               18.81%
                 4th quarter, 1998
 WORST QUARTER              -8.07%
                 4th quarter, 2000


(1) THE FUND COMMENCED OPERATIONS ON 3/29/88. FOR THE PERIOD 1/1/91 THROUGH 8/24/98, RETURNS REFLECT PERFORMANCE OF THE INSTITUTIONAL SHARES OF THE FUND. THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER. PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR
     CLASS B AND CLASS C SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.

(2)  THE FUND'S FISCAL YEAR END IS 12/31.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1,3)

                                         PAST 1 YEAR   PAST 5 YEARS    PAST 10 YEARS
 CLASS A SHARES (AFTER EXPENSES)         -9.60         14.69           14.02

 CLASS B SHARES (AFTER EXPENSES)         -7.64         15.84           14.70

 CLASS C SHARES (AFTER EXPENSES)         -4.80         16.06           14.70

 S&P 500 INDEX (NO EXPENSES)             -9.10         18.33           17.44

 LIPPER EQUITY INCOME FUNDS INDEX
 (NO EXPENSES)                            7.46         13.42           14.45


INVESTOR EXPENSES FOR CLASS A, B and C SHARES

The sales charges and expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                      MAXIMUM SALES CHARGE          MAXIMUM DEFERRED SALES
                      (LOAD) WHEN YOU BUY           CHARGE (LOAD) SHOWN AS
                      SHARES, SHOWN AS % OF THE     LOWER OF ORIGINAL PURCHASE
                      OFFERING PRICE*               PRICE OR REDEMPTION PROCEEDS

 CLASS A SHARES       5.75%                         NONE

 CLASS B SHARES       NONE                          5.00%

 CLASS C SHARES       NONE                          1.00%


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

(3) CLASS B SHARES AND CLASS C SHARES WERE FIRST OFFERED ON 2/16/01. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B SHARES AND CLASS C SHARES WERE LAUNCHED IS BASED ON THE PERFORMANCE OF CLASS A SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)

                             CLASS A SHARES(4)   CLASS B SHARES(5)   CLASS C SHARES(5)
 MANAGEMENT FEES             0.40%               0.40%               0.40%

 DISTRIBUTION (RULE 12B-1)
 FEES                        0.25%               0.75%               0.75%

 SHAREHOLDER SERVICE FEES    0.25%               0.25%               0.25%

 OTHER EXPENSES              0.67%               0.67%               0.67%
                             ----------------------------------------------

 TOTAL OPERATING EXPENSES    1.57%               2.07%               2.07%

 FEE WAIVER AND EXPENSE
 REIMBURSEMENT(6)            0.32%               0.32%               0.32%
                             ----------------------------------------------

 NET EXPENSES(6)             1.25%               1.75%               1.75%


(4) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(5) "Other Expenses" are based on estimated expenses for the current fiscal year.

(6) Reflects a written agreement pursuant to which The Chase Manhattan Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75% and 1.75% respectively, of the average daily net assets until 9/7/02.

EXPENSE EXAMPLE(6) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS A SHARES*                $695       $1,013      $1,353      $2,309

 CLASS B SHARES**               $678       $918        $1,284      $2,247***

 CLASS C SHARES**               $278       $618        $1,084      $2,375


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS B SHARES                 $178       $618        $1,084      $2,247***

 CLASS C SHARES                 $178       $618        $1,084      $2,375


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JPMORGAN GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. JPMFAM(USA), the Fund's adviser, applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500 Index stocks. The adviser will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display or have the potential for displaying level or rising dividends.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

The adviser applies an active equity management style. The Fund will focus on companies with high quality management with a leading or dominant position in a major product line, new or innovative products and service or process, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock section process which focuses on identifying attractively valued companies with positive business fundamentals.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if the companies in which it invests do not pay dividends.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to Class A Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a widely recognized market benchmark, and the Lipper Large-Cap Value Funds Index.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)


           1991        59.13%
           1992        15.06%
           1993        12.99%
           1994        -3.41%
           1995        27.55%
           1996        19.38%
           1997        29.53%
           1998        14.11%
           1999         8.09%
           2000         0.48%


BEST QUARTER        33.98%
                    1st quarter, 1991

WORST QUARTER       -12.20%
                    3rd quarter, 1998

The Fund's year-to-date total return as of 6/30/01 was -6.27%

(1) The Fund commenced operations on 8/13/98. For the period 1/1/91 through 8/13/98, returns reflect performance of the Institutional Shares of the Fund. During these period, the actual returns of Class A Shares would have been lower than shown because Class A shares have higher expenses. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.

(2)  The Fund's fiscal year end is 10/31.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1,3)


                                          PAST 1 YEAR      PAST 5 YEARS       PAST 10 YEARS
-------------------------------------------------------------------------------------------
CLASS A SHARES (AFTER EXPENSES)             -5.29             12.55               16.49

CLASS B SHARES (AFTER EXPENSES)             -4.26             13.08               16.76

CLASS C SHARES (AFTER EXPENSES)             -0.88             12.94               16.56

S&P 500/BARRA VALUE INDEX (NO EXPENSES)      6.08             16.81               16.88

LIPPER LARGE-CAP VALUE FUNDS
INDEX (NO EXPENSES)                          1.95             15.74               16.12


INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The sales charges and expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                           MAXIMUM SALES CHARGE         MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY          CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE    LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE*              PRICE OR REDEMPTION PROCEEDS
-------------------------------------------------------------------------------------------------
CLASS A SHARES            5.75%                        None

CLASS B SHARES            None                         5.00%

CLASS C SHARES            None                         1.00%


* The offering price is the net asset value of the shares purchased plus any sales charge.

(3) Class B shares were first offered on 11/4/93. The performance for the period before Class B shares were launched is based on the performance of Class A shares of the Fund. Class C shares were first offered on 1/2/98. The performance for the period before Class C shares were launched is based on the performance of Class B shares. During these periods returns of Class B and Class C shares would have been lower than shown because Class B and Class C shares have higher expenses than Class A shares.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                                         CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
-----------------------------------------------------------------------------------------
MANAGEMENT FEES                              0.40%             0.40%           0.40%

DISTRIBUTION (RULE 12B-1) FEES               0.25%             0.75%           0.75%

SHAREHOLDER SERVICE FEES                     0.25%             0.25%           0.25%

OTHER EXPENSES(4)                            0.40%             0.40%           0.40%
                                             ---------------------------------------

TOTAL OPERATING EXPENSES                     1.30%             1.80%           1.80%

FEE WAIVER AND EXPENSE REIMBURSEMENT(5)       --                --              --
                                             ---------------------------------------

NET EXPENSES(5)                              1.30%             1.80%           1.80%


(4) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(5) Reflects a written agreement pursuant to which The Chase Manhattan Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A, B and C shares (excluding interest, taxes and extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.30%, 1.80% and 1.80% respectively, of the average daily net assets until 9/7/02.

EXPENSE EXAMPLE(5) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
CLASS A SHARES*                      $700      $963      $1,247    $2,053

CLASS B SHARES**                     $683      $866      $1,175    $1,985***

CLASS C SHARES**                     $283      $566      $975      $2,116


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 CLASS B SHARES                       $183      $566      $975     $1,985***

 CLASS C SHARES                       $183      $566      $975     $2,116


*    Assumes sales charge is deducted when shares are purchased.

**   Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that Robert Fleming Inc., the adviser, believes to be undervalued. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

Robert Fleming Inc., the adviser, is a 'bottom-up' manager and stock selection is based on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with over 70 national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by three component analyses: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of 30-50 securities. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme valuation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in U.S. securities.

Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the S&P/BARRA Mid Cap 400 Value Index and the Russell Mid Cap Value Index, widely recognized market benchmarks.

The performance for the period before Class A, B and C Shares were launched on 4/30/01 is based on the performance of Institutional Class shares of the Fund. During these periods the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 8.36%


YEAR-BY-YEAR RETURNS(1,2)
1998        19.77%
1999        13.87%
2000        35.28%

BEST QUARTER                17.96%
                  4th quarter 1998
WORST QUARTER              -11.06%
                  3rd quarter 1998

(1) THE FUND COMMENCED OPERATIONS ON 11/3/97. FOR THE PERIOD 1/1/98 THROUGH 12/31/00, RETURNS REFLECT PERFORMANCE OF THE INSTITUTIONAL SHARES OF THE FUND. THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER.

(2)  THE FUND'S FISCAL YEAR END IS 9/30.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1,3)

                                                    PAST 1 YEAR   LIFE OF FUND
 CLASS A SHARES (AFTER EXPENSES)                      27.24         21.16

 CLASS B SHARES (AFTER EXPENSES)                      30.28         22.86

 CLASS C SHARES (AFTER EXPENSES)                      34.28         23.47

 S&P/BARRA MID CAP 400 VALUE INDEX (NO EXPENSES)      27.84         13.34

 RUSSELL MID CAP VALUE INDEX (NO EXPENSES)            19.18          9.87


ESTIMATED INVESTOR EXPENSES FOR CLASSES A, B and C SHARES

The sales charges and estimated expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                           MAXIMUM SALES CHARGE           MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY            CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE      LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE*                PRICE OR REDEMPTION PROCEEDS
 CLASS A SHARES            5.75%                          None

 CLASS B SHARES            None                           5.00%

 CLASS C SHARES            None                           1.00%


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.
(3) CLASS A, CLASS B AND CLASS C SHARES WERE FIRST OFFERED ON 4/30/01. FOR THE PERIOD 1/1/98 THROUGH 12/31/00 RETURNS REFLECT PERFORMANCE OF THE INSTITUTIONAL SHARES. DURING THESE PERIODS RETURNS OF CLASS A, CLASS B AND CLASS C SHARES WOULD HAVE BEEN LOWER THAN THOSE SHOWN BECAUSE CLASS A, CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL SHARES.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, CLASS B AND CLASS C ASSETS)


                              CLASS A SHARES    CLASS B SHARES   CLASS C SHARES
 MANAGEMENT FEES               0.70%            0.70%             0.70%

 DISTRIBUTION (RULE 12B-1)
 FEES                          0.25%            1.00%             1.00%

 SHAREHOLDER SERVICE FEES      None             None              None

 OTHER EXPENSES(4)             1.35%            1.35%             1.35%
                               -----            -----             -----
 TOTAL OPERATING EXPENSES      2.30%            3.05%             3.05%

 FEE WAIVER AND EXPENSE
 REIMBURSEMENT(5)              0.80%            0.80%             0.80%
                               -----            -----             -----
 NET EXPENSES(5)               1.50%            2.25%             2.25%

(4) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE MOST RECENT FISCAL YEAR.

(5) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.50%, 2.25% AND 2.25% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(5) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS A SHARES*                $719       $1,180      $1,666      $3,001

 CLASS B SHARES**               $728       $1,167      $1,731      $3,133***

 CLASS C SHARES**               $328       $867        $1,531      $3,309


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS B SHARES                 $228       $867        $1,531      $3,133***

 CLASS C SHARES                 $228       $867        $1,531      $3,309


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

     JPMORGAN SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x-x.

THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

INVESTMENT PROCESS
JPMFAM (USA), the Fund's adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund will also focus on companies with high quality management, a leading or dominant position in a major product line, new or innovative products and service, or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Class A Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and the life of the Fund. It compares that performance to the S&P SmallCap 600 Index, a widely recognized market benchmark, and the Lipper Small-Cap Core Funds Index.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.31%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1995        54.04%
           1996        28.80%
           1997        17.76%
           1998         3.34%
           1999        13.75%
           2000        14.18%

BEST QUARTER                 19.38%
                 4th quarter, 1998
WORST QUARTER               -21.13%
                 3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1,3)

                                      PAST 1 YEAR   PAST 5 YEARS  LIFE OF FUND
 CLASS A SHARES (AFTER EXPENSES)          7.63        13.92         20.43
 CLASS B SHARES (AFTER EXPENSES)          8.56        14.22         20.78
 CLASS C SHARES (AFTER EXPENSES)         12.36        14.45         20.78
 S&P SMALL-CAP 600 INDEX (NO EXPENSES)   11.80        13.57         16.15
 LIPPER SMALL CORE FUNDS
 INDEX (NO EXPENSES)                      6.93        12.44         15.28

(1) THE FUND COMMENCED OPERATIONS ON 12/20/94. THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER. THE PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.

(2)  THE FUND'S FISCAL YEAR END IS 10/31.

(3) CLASS B SHARES WERE FIRST OFFERED 3/28/95. CLASS C SHARES WERE FIRST OFFERED AS OF THE DATE OF THIS PROSPECTUS. THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B AND C SHARES WERE LAUNCHED IS BASED ON PERFORMANCE FOR CLASS A SHARES OF THE FUND. THE ACTUAL RETURNS OF CLASS B AND C SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS B AND C SHARES HAVE HIGHER EXPENSES THAN CLASS A SHARES.

INVESTOR EXPENSES FOR CLASS A, B and C SHARES
The sales charges and expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                         MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                         (LOAD) WHEN YOU BUY        CHARGE (LOAD) SHOWN AS
                         SHARES, SHOWN AS % OF THE  LOWER OF ORIGINAL PURCHASE
                         OFFERING PRICE*            PRICE OR REDEMPTION PROCEEDS
 CLASS A SHARES          5.75%                      None
 CLASS B SHARES          None                       5.00%
 CLASS C SHARES          None                       1.00%

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED
FROM CLASS A, CLASS B AND CLASS C ASSETS)


                            CLASS A SHARES(4)   CLASS B SHARES(4)  CLASS C SHARES(5)
 MANAGEMENT FEES            0.65%               0.65%             0.65%
 DISTRIBUTION (RULE 12B-1)
 FEES                       0.25%               0.75%             0.75%
 SHAREHOLDER SERVICE FEES   0.02%               0.25%             0.25%
 OTHER EXPENSES             0.52%               0.52%             0.47%
 TOTAL OPERATING EXPENSES   1.44%               2.17%             2.12%
 FEE WAIVER AND EXPENSE
 REIMBURSEMENT(6)           0.06%               0.05%             NONE
 NET EXPENSES(6)            1.38%               2.12%             2.12%

(4) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(5)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.
(6) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.38%, 2.12% AND 2.12% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(6) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS A SHARES*                $707       $999        $1,311      $2,195
 CLASS B SHARES**               $715       $974        $1,360      $2,314***
 CLASS C SHARES**               $315       $664        $1,139      $2,452

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS B SHARES                 $215       $674        $1,160      $2,314***
 CLASS C SHARES                 $215       $664        $1,139      $2,452

*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.
*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JPMORGAN SMALL CAP GROWTH FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of issuers with market capitalizations of not more than $1.5 billion, at initial time of purchase, that Robert Fleming Inc., the adviser, believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Fund may invest up to 10% of its total assets in foreign securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

Robert Fleming Inc., the adviser, is a `bottom-up' manager and stock selection is based on company fundamentals. The adviser combines qualitative screening with proprietary fundamental analysis to construct portfolios. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits over 250 companies each year, along with another 250 in-office meetings and conference contacts.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.

The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; the market capitalization of a security may exceed the Fund's guidelines.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if companies which the adviser believes will experience earnings growths do not grow as expected.

Investments in foreign securities may be riskier than investments in U.S. securities.

Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Class A Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, widely recognized market benchmarks.

The performance for the period before Class A, B and C Shares were launched on 4/30/01 is based on the performance of Institutional Class shares of the Fund. During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -1.15%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1998        14.86%
           1999        46.54%
           2000        -7.79%

 BEST QUARTER                                23.59%
                  4th quarter (calendar year), 1998
 WORST QUARTER                              -18.29%
                  3rd quarter (calendar year), 1998


(1) THE FUND COMMENCED OPERATIONS ON 11/14/97. FOR THE PERIOD 1/1/98 THROUGH 12/31/00, RETURNS REFLECT PERFORMANCE OF THE INSTITUTIONAL SHARES OF THE FUND. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS A SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CLASS A SHARES HAVE HIGHER EXPENSES. THE PERFORMANCE FIGURES IN THE BAR CHART DO NOT REFLECT ANY DEDUCTION FOR THE FRONT-END SALES LOAD WHICH IS ASSESSED ON CLASS A SHARES. IF THE LOAD WERE REFLECTED, THE PERFORMANCE FIGURES WOULD HAVE BEEN LOWER. THE PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.

(2)  THE FUND'S FISCAL YEAR END IS 9/30.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1,3)

                                                  PAST 1 YEAR      LIFE OF FUND

 CLASS A SHARES (AFTER EXPENSES)                    -13.12            13.66

 CLASS B SHARES (AFTER EXPENSES)                    -11.61            15.13

 CLASS C SHARES (AFTER EXPENSES)                     -8.55            15.84

 RUSSELL 2000 INDEX (NO EXPENSES)                    -3.02             4.80

 RUSSELL 2000 GROWTH INDEX (NO EXPENSES)            -22.43             3.02


ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The sales charges and estimated expenses of Classes A, B and C before and after reimbursement are shown below. Class A, Class B and Class C generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                      MAXIMUM SALES CHARGE          MAXIMUM DEFERRED SALES
                      (LOAD) WHEN YOU BUY           CHARGE (LOAD) SHOWN AS
                      SHARES, SHOWN AS % OF THE     LOWER OF ORIGINAL PURCHASE
                      OFFERING PRICE*               PRICE OR REDEMPTION PROCEEDS

 CLASS A SHARES       5.75%                         NONE

 CLASS B SHARES       NONE                          5.00%

 CLASS C SHARES       NONE                          1.00%


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

(3) CLASS A, CLASS B AND CLASS C SHARES WERE FIRST OFFERED ON 4/30/01. FOR THE PERIOD 11/14/97 THROUGH 4/30/01, RETURNS REFLECT PERFORMANCE OF THE INSTITUTIONAL SHARES. DURING THESE PERIODS RETURNS OF CLASS A, CLASS B AND CLASS C SHARES WOULD HAVE BEEN LOWER THAN THOSE SHOWN BECAUSE CLASS A, CLASS B AND CLASS C SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL SHARES.

ESTIMATED ANNUAL OPERATING EXPENSED (EXPENSED THAT ARE DEDUCTED) FROM CLASS A, CLASS B AND CLASS C ASSETS)

                                   CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
 MANAGEMENT FEES                       0.80%             0.80%             0.80%

 DISTRIBUTION (RULE 12b-1) FEES        0.25%             1.00%             1.00%

 SHAREHOLDER SERVICE FEES              NONE              NONE              NONE

 OTHER EXPENSES(4)                     1.45%             1.45%             1.45%
                                       -----------------------------------------
 TOTAL OPERATING EXPENSES              2.50%             3.25%             3.25%

 FEE WAIVER AND EXPENSE
 REIMBURSEMENT(5)                      0.90%             0.90%             0.90%
                                       -----------------------------------------
 NET EXPENSES(5)                       1.60%             2.35%             2.35%


(4) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE MOST RECENT FISCAL YEAR.

(5) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 1.60%, 2.35% AND 2.35% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(5) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of period.

The example is for comparison only; the actual return of Class A, Class B and Class C and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS A SHARES*                $728       $1,228      $1,753      $3,184

 CLASS B SHARES**               $738       $1,217      $1,820      $3,315***

 CLASS C SHARES**               $338         $917      $1,620      $3,488


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS B SHARES                 $238       $917        $1,620      $3,315***

 CLASS C SHARES                 $238       $917        $1,620      $3,488


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those stocks that it considers most undervalued. The Fund generally considers selling stocks that appear overvalued.

By emphasizing undervalued stocks, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the Fund so they can differ only moderately from the industry weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Class A, B and C Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.

During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.79%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1991       34.12%
           1992        8.73%
           1993       11.06%
           1994       -0.32%
           1995       32.83%
           1996       21.22%
           1997       28.58%
           1998       24.79%
           1999       14.88%
           2000       -6.37%

 BEST QUARTER               21.46%
                 4th quarter, 1998
 WORST QUARTER             -17.97%
                 3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS

 CLASS A (AFTER EXPENSES)                -11.78        14.55          15.51

 CLASS B (AFTER EXPENSES)                -10.75        15.70          16.19

 CLASS C (AFTER EXPENSES)                 -7.25        15.91          16.19

 S&P 500 INDEX (NO EXPENSES)              -9.11        18.33          17.46


(1) THE FUND COMMENCED OPERATIONS ON 9/17/93. FOR THE PERIOD 1/1/90 THROUGH 9/30/93, RETURNS REFLECT PERFORMANCE OF THE PIERPONT EQUITY FUND, THE PREDECESSOR OF THE FUND. THE PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECTS THE
     DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.

(2)  THE FUND'S FISCAL YEAR END IS 5/31.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES

The sales charges and estimated expenses of Class A, B and C Shares before and after reimbursement are shown below. Class A, B and C Shares generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                      MAXIMUM SALES CHARGE          MAXIMUM DEFERRED SALES
                      (LOAD) WHEN YOU BUY           CHARGE (LOAD) SHOWN AS
                      SHARES, SHOWN AS % OF THE     LOWER OF ORIGINAL PURCHASE
                      OFFERING PRICE*               PRICE OR REDEMPTION PROCEEDS

 CLASS A SHARES       5.75%                         NONE

 CLASS B SHARES       NONE                          5.00%

 CLASS C SHARES       NONE                          1.00%


* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)

                                              CLASS A    CLASS B    CLASS C
                                              SHARES     SHARES     SHARES

 MANAGEMENT FEES                              0.40%      0.40%      0.40%

 DISTRIBUTION (RULE 12B-1) FEES               0.25%      0.75%      0.75%

 SHAREHOLDER SERVICE FEES                     0.25%      0.25%      0.25%

 OTHER EXPENSES(3)                            0.45%      0.45%      0.45%
                                              ---------------------------
 TOTAL OPERATING EXPENSES                     1.35%      1.85%      1.85%

 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)      0.30%      0.10%      0.10%
                                              ---------------------------
 NET EXPENSES(4)                              1.05%      1.75%      1.75%


(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE MOST RECENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.05%, 1.75% AND 1.75% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/04 WITH RESPECT TO CLASS A AND UNTIL 9/7/02 WITH RESPECT TO CLASS B AND CLASS C.

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in Classes A, B and C with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

- net expenses for three years with respect to Class A shares and one year with respect to Class B and C shares, and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of Class A, B and C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS A SHARES*                $676       $890        $1,186      $2,027

 CLASS B SHARES**               $678       $872        $1,191      $2,030***

 CLASS C SHARES**               $278       $572          $991      $2,161


IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS

 CLASS B SHARES                 $178       $572        $991        $2,030***

 CLASS C SHARES                 $178       $572        $991        $2,161


*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.

**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

JPMORGAN U.S. SMALL COMPANY FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks is to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $125 million and less than $2 billion when purchased. Industry by industry, the Fund's weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, JPMIM,the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Institutional Class Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing shares will be re-named "Institutional" and Class A, B and C Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell 2000 Index, a widely recognized market benchmark.

During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -1.73%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]
           1991        59.59%
           1992        18.98%
           1993         8.59%
           1994        -5.81%
           1995        31.88%
           1996        20.84%
           1997        22.70%
           1998        -5.28%
           1999        44.30%
           2000        -9.59%


BEST QUARTER             34.75%
                 4th quarter, 1999
WORST QUARTER           -21.61%
                 3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1)


                                      PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS
 CLASS A (AFTER EXPENSES)                -14.80       11.55         16.03
 CLASS B (AFTER EXPENSES)                -13.55       12.63         16.72
 CLASS C (AFTER EXPENSES)                -10.38       12.87         16.72
 RUSSELL 2000 INDEX (NO EXPENSES)         -3.02       10.31         15.53

(1) The Fund commenced operations on 11/4/93. For the period 1/1/90 through 11/30/93 returns reflect performance of The Pierpont Capital Appreciation Fund, the predecessor of the Fund. The performance figures in the table for the Class A shares reflects the deduction of the maximum front end sales load and the performance for Class B and Class C shares reflects the deduction of the applicable contingent deferred sales load.
(2)  The Fund's fiscal year end is 5/31.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of the Class A, B and C Shares before and after reimbursement are shown below. The Class A, B and C Shares generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                           MAXIMUM SALES CHARGE        MAXIMUM DEFERRED SALES
                           (LOAD) WHEN YOU BUY         CHARGE (LOAD) SHOWN AS
                           SHARES, SHOWN AS % OF THE   LOWER OF ORIGINAL PURCHASE
                           OFFERING PRICE*             PRICE OR REDEMPTION PROCEEDS
 CLASS A SHARES            5.75%                       NONE
 CLASS B SHARES            NONE                        5.00%
 CLASS C SHARES            NONE                        1.00%


* The offering price is the net asset value of the shares purchased plus any sales charge.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A, B AND C ASSETS)


                                            CLASS A     CLASS B      CLASS C
                                            SHARES      SHARES       SHARES
 MANAGEMENT FEES                              0.60%      0.60%         0.60%
 DISTRIBUTION (RULE 12B-1) FEES               0.25%      0.75%         0.75%
 SHAREHOLDER SERVICE FEES                     0.25%      0.25%         0.25%
 OTHER EXPENSES(3)                            0.40%      0.40%         0.40%
 TOTAL OPERATING EXPENSES                     1.50%      2.00%         2.00%
 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)      0.25%      0.25%         0.25%
 NET EXPENSES(4)                              1.25%      1.75%         1.75%

(3)  "Other Expenses" are based on the most recent fiscal year.
(4) Reflects a written agreement pursuant to which Morgan Guaranty Trust Company of New York agrees that it will reimburse the Fund to the extent total operating expenses of the Class A, B and C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.25%, 1.75%, and 1.75% respectively, of the average daily net assets until 9/7/02.

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Class A, B and C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS A SHARES*                $695       $999        $1,324      $2,242
 CLASS B SHARES**               $678       $903        $1,255      $2,178***
 CLASS C SHARES**               $278       $603        $1,055      $2,307

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS B SHARES                 $178       $603        $1,055      $2,178***
 CLASS C SHARES                 $178       $603        $1,055      $2,307

*    Assumes sales charge is deducted when shares are purchased.
**   Assumes applicable deferred sales charge is deducted when shares are sold.
*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

    JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND



RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide long-term growth from a portfolio of small company growth stocks.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in stocks of small U.S. companies whose market capitalization is greater than $125 million and less than $2 billion when purchased. While the Fund holds stocks in many industries to reduce the impact of poor performance in any one sector, it tends to emphasize industries with higher growth potential. The Fund is invested in sectors represented in its benchmark, the Russell 2000 Growth Index.

In searching for companies, the Fund employs a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The Fund seeks to buy stocks when they are attractively valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the Fund's adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOALS.

-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of the adviser's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than medium- or large-cap stocks, and have also involved higher risks. The Fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. Because the Fund seeks to outperform the Russell 2000 Growth Index but does not seek to replicate it, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.

[SIDENOTE]

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

-    ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-    WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
     PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-    REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Select Shares. Prior to the date of this prospectus, the Fund had only one class of shares and operated in a master-feeder structure. As of the date of this prospectus, Class A, B and C Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Russell 2000 Growth Index. This is a widely recognized, unmanaged index of Small Cap U.S. Growth Stocks used as a measure of overall U.S. Small Cap Growth Stock performance.

During these periods, the actual returns of Class A, B and C Shares would have been lower than shown because Class A, B and C Shares have higher expenses than Institutional Class Shares. The performance figures in the bar chart do not reflect any deduction for the front-end sales load which is assessed on Class A Shares. If the load were reflected, the performance figures would have been lower.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -12.20%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1998        5.21%
           1999       61.63%
           2000       21.63%

 BEST QUARTER                42.58%
                 4th quarter, 1999
 WORST QUARTER              -24.30%
                 4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURN (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1)

                                                   PAST 1 YEAR  LIFE OF FUND
 CLASS A (AFTER EXPENSES)                            -26.16         11.10
 CLASS B (AFTER EXPENSES)                            -25.19         12.37
 CLASS C (AFTER EXPENSES)                            -22.34         13.01
 RUSSELL 2000 GROWTH INDEX (NO EXPENSES)              22.43          5.50

(1) THE FUND COMMENCED OPERATIONS ON 6/16/97 AND RETURNS REFLECT PERFORMANCE OF THE FUND'S SELECT SHARES, THE PREDECESSOR TO THE INSTITUTIONAL SHARES, FROM 6/30/97. THE PERFORMANCE FIGURES IN THE TABLE FOR THE CLASS A SHARES REFLECTS THE DEDUCTION OF THE MAXIMUM FRONT END SALES LOAD AND THE PERFORMANCE FOR CLASS B AND CLASS C SHARES REFLECTS THE DEDUCTION OF THE APPLICABLE CONTINGENT DEFERRED SALES LOAD.
(2)  THE FUND'S FISCAL YEAR END IS 5/31.

ESTIMATED INVESTOR EXPENSES FOR CLASS A, B AND C SHARES
The expenses of Class A, B and C Shares before and after reimbursement are shown below. The Class A, B and C Shares generally have no exchange fees, although some institutions may charge you a fee for shares you buy through them.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                         MAXIMUM SALES CHARGE       MAXIMUM DEFERRED SALES
                         (LOAD) WHEN YOU BUY        CHARGE (LOAD) SHOWN AS
                         SHARES, SHOWN AS % OF THE  LOWER OF ORIGINAL PURCHASE
                         OFFERING PRICE*            PRICE OR REDEMPTION PROCEEDS
 CLASS A SHARES          5.75%                      NONE
 CLASS B SHARES          NONE                       5.00%
 CLASS C SHARES          NONE                       1.00%

* THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM INSTITUTIONAL SHARES ASSETS)

                                            CLASS A     CLASS B      CLASS C
                                            SHARES      SHARES       SHARES
 MANAGEMENT FEES                              0.60%      0.60%         0.60%
 DISTRIBUTION (RULE 12B-1) FEES               0.25%      0.75%         0.75%
 SHAREHOLDER SERVICE FEES                     0.25%      0.25%         0.25%
 OTHER EXPENSES(3)                            0.42%      0.42%         0.42%
                                              -----      -----         -----
 TOTAL OPERATING EXPENSES                     1.52%      2.02%         2.02%
 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)      0.27%      0.27%         0.27%
                                              -----      -----         -----
 NET EXPENSES(4)                              1.25%      1.75%         1.75%

(3)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.


(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF CLASS A, B AND C SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.25%, 1.75% AND 1.75% RESPECTIVELY, OF THE AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Class A, B and C Shares with the cost of investing in other mutual funds. The example assumes:

-    $10,000 initial investment

-    5% return each year

-    net expenses for one year and total operating expenses thereafter, and

-    all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Class A, B and C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS A SHARES*                $695       $1,003      $1,332      $2,262
 CLASS B SHARES**               $678       $907        $1,263      $2,198***
 CLASS C SHARES**               $278       $607        $1,063      $2,326

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:


                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
 CLASS B SHARES                 $178       $607        $1,063      $2,198***
 CLASS C SHARES                 $178       $607        $1,063      $2,326

*    ASSUMES SALES CHARGE IS DEDUCTED WHEN SHARES ARE PURCHASED.
**   ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.
*** REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER THEY HAVE BEEN OWNED FOR EIGHT YEARS.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Balanced, Core Equity, Equity Growth, and Equity Income Funds are series of Mutual Fund Investment Trust, a Massachusetts business trust. The Capital Growth, Dynamic Small Cap, Growth & Income, Mid Cap Value, Small Cap Equity, and Small Cap Growth Funds are series of Mutual Fund Group, a Massachusetts business trust. The Disciplined Equity, Diversified, U.S. Equity and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The U.S. Small Company Opportunities Fund is a series of J.P. Morgan Funds, a Massachusetts business trust. The trustees of each trust are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISERS
JPMIM, JPMFAM (USA) and Robert Fleming Inc. (Robert Fleming) are the investment advisers and and make the day-to-day investment decisions for these Funds. JPMIM is the investment adviser for the Disciplined Equity, Disciplined Equity Value, Diversified, U.S. Equity, U.S. Small Company and U.S. Small Company Opportunities Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth & Income, and Small Cap Growth Funds.

Prior to February 28, 2001 the adviser to the Funds was The Chase Manhattan Bank (Chase). JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Robert Fleming is the investment adviser for the Mid Cap Value and Small Cap Value Funds. Robert Fleming Inc. is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM, JPMFAM (USA) and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, each adviser (as applicable) was paid management fees (net waivers) as a percentage of average net assets as follows:

                                  FISCAL
 FUND                             YEAR END           %
----------------------------------------------------------
 BALANCED FUND                    12/31            0.50

 CAPITAL GROWTH FUND              10/31            0.40

 CORE EQUITY FUND                 12/31            0.50

 DISCIPLINED EQUITY
 FUND                             5/31             0.35

 DIVERSIFIED FUND                 6/30             0.55

 DYNAMIC SMALL CAP
 FUND                             10/31            0.65

 EQUITY GROWTH FUND               12/31            0.50

 EQUITY INCOME FUND               12/31            0.40

 GROWTH & INCOME FUND             10/31            0.40

 MID CAP VALUE FUND               9/30             0.70

 SMALL CAP EQUITY FUND            10/31            0.65

 SMALL CAP GROWTH FUND            9/30             0.80

 U.S. EQUITY FUND                 5/31             0.40

 U.S. SMALL COMPANY
 FUND                             5/31             0.60

 U.S. SMALL COMPANY
 OPPORTUNITIES FUND               5/31             0.60

PORTFOLIO MANAGERS

BALANCED FUND
Henry Lartigue and Jeff Phelps, Portfolio Manager at JPMFAM (USA), are responsible for the equity portion of the portfolio. ________________________ _____________________________________ is responsible for the fixed income portion of the portfolio. Mr. Lartigue has managed the equity portion of the portfolio since August of 1999. Mr. Phelps has managed the equity portion of the portfolio since October 1999. Mr. Phelps joined JPMFAM (USA) in 1997. Prior to joining JPMFAM (USA), he was employed by Houston Industries.

CAPITAL GROWTH FUND
Chris Matlock, Portfolio Manager at JPMFAM (USA) and Mr. Heintz are responsible for management of the Fund's portfolio. Mr. Matlock has worked at JPMFAM (USA) since 1994 in numerous investment management roles. Prior to joining JPMFAM (USA) he worked at Hollywood Marine, Inc. and KPMG Peat Marwick in a finance capacity. Both have been managing the Fund since August 1999. Robert Heintz, Managing Director and Director of Equity Management, and Research at JPMFAM (USA), has worked at JPMFAM (USA) since 1983 in a variety of investment management positions. Before joining JPMFAM (USA) he worked at The Bank of New York as a Portfolio Manager.

CORE EQUITY FUND
Mr. Lartigue has managed the portfolio since January of 1996. Since January 1999 the funds have been co-managed with Mr. Phelps. Please see above for information on Messrs. Lartigue and Phelps.

DISCIPLINED EQUITY FUND
The portfolio management team is led by Joseph Gill, vice president, Timothy J. Devlin, vice president, and Nanette Buziak, vice president. [Bio for Joseph Gill] Mr. Devlin has been at JPMIM since July of 1996, and prior to that was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Ms. Buziak has been at JPMIM since March of 1997 and prior to that was an index arbitrage trader and convertible bond portfolio manager at First Marathon America Inc.

DISCIPLINED EQUITY VALUE FUND
The portfolio management team is led by Timothy J. Devlin, vice president, Joseph Gill, vice president, and Ralph Zingune, vice president. [Bio for Ralph Zingune]. Please see above information on Messrs. Gill and Devlin.

DIVERSIFIED FUND
The portfolio management team is led by John M. Devlin, vice president, who joined the team in December of 1993 and has been at JPMIM since 1986, and Anne Lester, vice president, who joined the team in June of 2000 and has been at JPMIM since 1992. Prior to managing this Fund, Ms. Lester worked in the Product Development group and as a fixed income and currency trader and portfolio manager in Milan.

DYNAMIC SMALL CAP FUND
Mr. Lartigue and Juliet Ellis, Senior Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. Before joining JPMFAM (USA), she worked for Merrill Lynch, Pierce,

Fenner & Smith as a financial consultant. Both have been managing the Fund since August 1999. Please see above for information on Mr. Lartigue.

EQUITY GROWTH FUND
Mr. Lartigue has managed the portfolio since July of 1994. Please see above for information on Mr. Lartigue.

EQUITY INCOME FUND
Mr. Heintz has been managing the Fund since inception. Please see above for information on Mr. Heintz.

GROWTH AND INCOME FUND
Mr. Heintz and Stephen J. O'Keefe, CFA, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund. Mr. O'Keefe joined JPMFAM (USA) in 1989. Prior to joining JPMFAM (USA), he held a position as Quantitative Analyst for the investment division of American General. Both have been managing the Fund since August 1999. Please see above for information on Mr. Heintz.

MID CAP VALUE FUND
Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Mid Cap Value Fund. Mr. Simon has worked as a portfolio manager with various affiliates of Robert Fleming Inc., the adviser, since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming Inc.

SMALL CAP EQUITY FUND
Mr. Lartigue and Ms. Ellis are responsible for management of the Fund. Both have been managing the Fund since August 1999. Please see above for information on Mr. Lartigue and Ms. Ellis.

SMALL CAP GROWTH FUND
Christopher Mark Vyvyan Jones, serves as portfolio manager to the Small Cap Growth Fund. Mr. Jones has worked as a portfolio manager with various affiliates of Robert Fleming Inc., the adviser, since 1982 and is currently a Director of Robert Fleming Inc. Mr. Jones is head of the adviser's Small Company Investment Team.

U.S. EQUITY FUND
The portfolio management team is led by Henry D. Cavanna, managing director, and James H. Russo, vice president and CFA. Mr. Cavanna has been at JPMIM since 1971. He served as manager of U.S. equity portfolios prior to managing the Fund. Mr. Russo has been at JPMIM since 1994. Previously he served in the equity research group as an analyst covering consumer cyclical stocks.

U.S. SMALL COMPANY FUND
The portfolio management team is led by Marian U. Pardo, managing director, and Carolyn Jones, vice president. Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the Fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Jones has been with JPMIM since July 1998. Prior to managing this Fund, Ms. Jones served as a portfolio manager in JPMIM's private banking group and as a product specialist at Merrill Lynch Asset Management.

U.S. SMALL COMPANY OPPORTUNITIES FUND
The portfolio management team is led by Marian U. Pardo, Saira Durcanin and Carolyn Jones. See above for information on Ms. Pardo, Ms. Durcanin and Ms. Jones.

THE FUNDS' ADMINISTRATOR
Either Morgan Guaranty Trust Company of New York (Morgan Guaranty) or Chase provides administrative services and oversees each Fund's other service providers. Morgan Guaranty is the administrator for the Disciplined Equity, Disciplined Equity Value, Diversified, U.S. Equity, U.S. Small Company and U.S. Small Company Opportunities Funds. Chase is the administrator for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, Mid Cap Value, Small Cap Equity, and Small Cap Growth Funds. The administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average net assets of all non-money market funds in the JPMorgan Funds complex plus 0.075% of average net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including Morgan and Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the shares of each Fund held by investors serviced by the shareholder servicing agent. The Small Cap Growth Fund can only pay fees to shareholder servicing agents other than Morgan and Chase.

J.P. Morgan Fund Distributors, Inc. (JPFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The advisers and/or JPFD, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

HOW YOUR ACCOUNT WORKS


ABOUT SALES CHARGES
You must pay a sales charge to buy shares in the Funds. There are also ongoing charges that all investors pay as long as they own their shares, as explained later.

This prospectus offers Class A, B and C Shares of the Funds.

Different charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you must pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the tables show, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. The Funds receive the net asset value.

Shareholders of the former J.P.Morgan U.S. Equity Fund - Advisor Series who received their Class A shares as a result of a fund reorganization in August, 2001, will not pay sales loads on subsequent purchases of Class A Shares in the U.S. Equity Fund or any other JPMorgan Fund.

TOTAL SALES CHARGE

                                AS % OF THE        AS %
                                OFFERING           OF NET
 AMOUNT OF                      PRICE              AMOUNT
 INVESTMENT                     PER SHARE          INVESTED
-------------------------------------------------------------
LESS THAN $100,000              5.75%              6.10%

$100,000 BUT UNDER $250,000     3.75%              3.90%

$250,000 BUT UNDER $500,000     2.50%              2.56%

$500,000 BUT UNDER
$1 MILLION                      2.00%              2.04%

There is no sales charge for investments of $1 million or more.

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

 YEAR                DEFERRED SALES CHARGE
---------------------------------------------
 1                   5%

 2                   4%

 3                   3%

 4                   3%

 5                   2%

 6                   1%

 7                   NONE

 8                   NONE

We calculate the deferred sales charge from the month you buy your shares.

We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment distribution can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is equal to the lower of 1% of the original purchase price or the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. We calculate the deferred sales charge from the month you buy your charges. We always sell the shares with the lowest deferred sales charge first.

Like Class B Shares, Class C Shares have higher combined distribution and service fees. Unlike Class B Shares, Class C Shares are never converted to Class A Shares. That means you keep paying the higher service and distribution fees as long as you hold them. Over the long term, this can add up to higher total fees than either Class A or Class B Shares.

GENERAL
J.P. Morgan Fund Distributors, Inc. (JPFD) is the distributor for the Funds. It's a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase. The Funds have adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares and Class C Shares, as applicable.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares.

Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A is the most economical choice.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Annual Fund operating expenses for each Fund.

Your investment representative may be able to advise you about the best class of shares for you

BUYING FUND SHARES
You can buy shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Or

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER,
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

THROUGH A SYSTEMATIC INVESTMENT PLAN
You can make regular automatic purchases of at least $100. There's more on the Systematic Investment Plan later in this document.

Whether you choose Class A, Class B or Class C Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (NYSE). Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we'll process your order at that day's price.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:
-------------------------------------------------------------------------
 THE JPMORGAN FUNDS SERVICE CENTER
-------------------------------------------------------------------------
 1-800-348-4782
-------------------------------------------------------------------------

 TYPE OF                 INITIAL         ADDITIONAL
 ACCOUNT                 INVESTMENT      INVESTMENTS
-------------------------------------------------------
 REGULAR ACCOUNT         $2,500          $100

 SYSTEMATIC INVESTMENT
 PLAN                    $1,000          $100

 IRAS                    $1,000          $100

 SEP-IRAS                $1,000          $100

 EDUCATION IRAS          $1,000          $100

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell these shares until 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be cancelled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Funds will not issue certificates for Class A or Class C shares unless you request them and they will not issue certificates for Class B shares.

SELLING FUND SHARES
You can sell your shares three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell shares of Funds worth $25,000 or more by phone, we will send it by wire only to a bank account on our records.

Or

Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER,
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

THROUGH A SYSTEMATIC WITHDRAW PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders.

You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, less any applicable sales charges.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, each Fund will send you the proceeds the next business day. We will accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange money from one JPMorgan account to another of the same class. Call the JPMorgan Funds Service Center for details.

If you exchange Class B shares of a Fund for Class B shares of another JPMorgan Fund, or Class C for Class C, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the Fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the balance falls below $500 for 30 days because you have sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 day's notice before closing your account.

Each Fund may issue multiple classes of shares. This prospectus relates only to Class A, Class B and Class C of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Balanced, Core Equity, Disciplined Equity, Disciplined Equity Value Fund, Diversified, Equity Growth, Equity Income, Growth and Income, and U.S. Equity Funds generally distribute net investment income at least quarterly. The Capital Growth, Dynamic Small Cap, Small Cap Equity, U.S. Small Company and U.S. Small Company Opportunities Funds generally distribute net investment income at least semi annually. The Mid-Cap Value and Small Cap Growth Funds generally distribute net investment income at least annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

INVESTMENTS

This table discusses the customary types of investments which can be held by the Funds. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.



ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.

CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.

MORTGAGE DOLLAR ROLLS The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated liquid assets are used to offset leverage risk.

PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.

REPURCHASE AGREEMENTS Contracts whereby a fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby a fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS Dollar- or non-dollar- denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.

SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:


CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

X    Permitted (and if applicable, percentage of net assets limitation)

O    Permitted, but not typically used

                                                                                        DISCIPLINED                DYNAMIC
                                                        CAPITAL    CORE   DISCIPLINED      EQUITY                   SMALL    EQUITY
    PRINCIPAL TYPES OF RISK                  BALANCED    GROWTH   EQUITY     EQUITY        VALUE     DIVERSIFIED     CAP     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES
 credit, interest rate, market,
 prepayment                                      X          O        O          O                         X           O         O

 BANK OBLIGATIONS
 credit, currency, liquidity,
 political                                       X          X        X          X            X            X           X         X

 COMMERCIAL PAPER
 credit, currency, interest rate,
 liquidity, market, political                    X          O        O          O            X            X           O         O

 CONVERTIBLE SECURITIES
 credit, currency, interest rate,
 liquidity, market, political,
 valuation                                       X          X        X          X            X            X           X         X

 CORPORATE BONDS
 credit, currency, interest rate,
 liquidity, market, political,
 valuation                                       X          O        O          O                         X           O         O

 MORTGAGES (DIRECTLY HELD)
 credit, environmental, extension,
 interest rate, liquidity, market,
 natural event, political,
 prepayment, valuation                           O          O        O          O                         O           O         O

 MORTGAGE-BACKED SECURITIES
 credit, currency, extension,
 interest rate, leverage, liquidity,
 market, political, prepayment                   X          O        O          O                         X           O         O

 MORTGAGE DOLLAR ROLLS
 currency, extension, interest rate,
 leverage, liquidity, market,
 political, prepayment                           X(1)       O        O          O                         X(1)        O         O

 PARTICIPATION INTERESTS
 credit, currency, extension,
 interest rate, liquidity,
 political, prepayment                           X          O        O          O                         X           O         O

 PRIVATE PLACEMENTS
 credit, interest rate, liquidity,
 market, valuation                               X          X        X          X            X            X           X         X

 REITS AND OTHER REAL-ESTATE RELATED
 INSTRUMENTS
 credit, interest rate, liquidity,
 market, natural event, prepayment,
 valuation                                       X          X        X          X            X            X           X         X

 REPURCHASE AGREEMENTS
 credit                                          X          X        X          X            X            X           X         X

 REVERSE REPURCHASE AGREEMENTS
 credit                                          X          O        O          O(1)         X(1)         O(1)        O         O

 SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF
 SUPRANATIONAL ORGANIZATIONS
 credit, currency, interest rate,
 market, political                               X          O        O          O            X            X           O         O

 SWAPS
 credit, currency, interest rate,
 leverage, market, political                     X          O        O          O            X            X           O         O

 TAX EXEMPT MUNICIPAL SECURITIES
 credit, interest rate, market,
 natural event, political                        O          O        O          O                         O           O         O

 U.S. GOVERNMENT SECURITIES
 interest rate                                   X          O        O          O            X            X           O         O

 ZERO COUPON, PAY-IN-KIND, AND DEFERRED
 PAYMENT SECURITIES
 credit, currency, interest rate,
 liquidity, market, political,
 valuation                                       X          O        O          O                         X           O         O

(1) All borrowing activities, including mortgage dollar rolls and reverse repurchase agreements, are subject to an aggregate limit of 33 1/3% of the Fund's total assets.


LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

INVESTMENTS


This table discusses the customary types of investments which can be held by the Funds. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.



ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.

CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.

MORTGAGE DOLLAR ROLLS The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated liquid assets are used to offset leverage risk.

PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.

REPURCHASE AGREEMENTS Contracts whereby a fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby a fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS Dollar- or non-dollar- denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.

SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.


RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:


CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

X    Permitted (and if applicable, percentage of net assets limitation)

O    Permitted, but not typically used

                                                                                                                          U.S.
                                                      GROWTH       MID            SMALL    SMALL               U.S.      SMALL
                                            EQUITY     AND         CAP             CAP      CAP       U.S.    SMALL     COMPANY
          PRINCIPAL TYPES OF RISK           INCOME    INCOME      VALUE           EQUITY   GROWTH    EQUITY  COMPANY  OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES
 credit, interest rate, market,
 prepayment                                    O          O             O            O        O        O        O        O

 BANK OBLIGATIONS
 credit, currency, liquidity,
 political                                     X          X             X            X        X        X        X        X

 COMMERCIAL PAPER
 credit, currency, interest rate,
 liquidity, market, political                  O          O             O            O        O        O        O        O

 CONVERTIBLE SECURITIES
 credit, currency, interest rate,
 liquidity, market, political,
 valuation                                     X          X             X            X        X        X        X        X

 CORPORATE BONDS
 credit, currency, interest rate,
 liquidity, market, political,
 valuation                                     O          O             O            O        O        O        O        O

 MORTGAGES (DIRECTLY HELD)
 credit, environmental, extension,
 interest rate, liquidity, market,
 natural event, political,
 prepayment, valuation                         O          O             O            O        O        O        O        O

 MORTGAGE-BACKED SECURITIES
 credit, currency, extension,
 interest rate, leverage,
 liquidity, market, political,
 prepayment                                    O          O             O            O        O        O        O        O

 MORTGAGE DOLLAR ROLLS
 currency, extension, interest
 rate, leverage, liquidity, market,
 political, prepayment                         O          O             O            O        O        O        O        O

 PARTICIPATION INTERESTS
 credit, currency, extension,
 interest rate, liquidity,
 political, prepayment                         O          O             O            O        O        O        O        O

 PRIVATE PLACEMENTS
 credit, interest rate, liquidity,
 market, valuation                             X          X             X            X        X        X        X        X

 REITS AND OTHER REAL-ESTATE RELATED
 INSTRUMENTS
 credit, interest rate, liquidity,
 market, natural event, prepayment,
 valuation                                     X          X             X            X        X        X        X        X

 REPURCHASE AGREEMENTS
 credit                                        X          X             X            X        X        X        X        X

 REVERSE REPURCHASE AGREEMENTS
 credit                                        O          O             O            O        O        O(1)     O(1)     O(1)

 SOVEREIGN DEBT, BRADY BONDS, AND DEBT
 OF SUPRANATIONAL ORGANIZATIONS
 credit, currency, interest rate,
 market, political                             O          O             O            O        O        O        O        O

 SWAPS
 credit, currency, interest rate,
 leverage, market, political                   O          O             O            O        O        O        O        O

 TAX EXEMPT MUNICIPAL SECURITIES
 credit, interest rate, market,
 natural event, political                      O          O             O            O        O        O        O        O

 U.S. GOVERNMENT SECURITIES
 interest rate                                 O          O             O            O        O        O        O        O

 ZERO COUPON, PAY-IN-KIND, AND DEFERRED
 PAYMENT SECURITIES
 credit, currency, interest rate,
 liquidity, market, political,
 valuation                                     O          O             O            O        O        O        O        O

(1) All borrowing activities, including mortgage dollar rolls and reverse repurchase agreements, are subject to an aggregate limit of 33 1/3% of the Fund's total assets.



LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a fund manage risk.


POTENTIAL RISKS                       POTENTIAL REWARDS                POLICIES TO BALANCE RISK AND REWARD
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

/ / When a Fund buys securities       / / The Funds can take          / / The Funds segregates liquid assets to
    before issue or for delayed       advantage of attractive         offset leverage risks
    delivery, it could be exposed     transaction opportunities
    to leverage risk if it does
    not segregate liquid assets


SHORT-TERM TRADING

/ / Increased trading would raise     / / The Funds could realize     / / The Funds generally avoid short-term
a Fund's brokerage and related        gains in a short period of      trading, except to take advantage of attractive
costs                                 time                            or unexpected opportunities or to meet demands
                                                                      generated by shareholder activity
/ / Increased short-term capital      / / The Funds could protect
gains distributions would             against losses if a stock
raise shareholders' income            is overvalued and its value
tax liability                         later falls


DERIVATIVES

/ / Derivatives such as futures,      / / Hedges that correlate       / / The Funds use derivatives, such as futures,
options, swaps, and forward           well with underlying            options, swaps and forward foreign currency
foreign currency contracts(1)         positions can reduce or         contracts, for hedging and for risk management
that are used for hedging the         eliminate losses at low cost    (i.e., to adjust duration or yield curve
portfolio or specific securities                                      exposure, or to establish or adjust exposure to
may not fully offset the              / / The Funds could make        particular securities, markets or currencies);
underlying positions and this         money and protect against       risk management may include management of a
could result in losses to a Fund      losses if management's          Fund's exposure relative to its benchmark.
that would not have otherwise         analysis proves correct         Certain Funds may also use derivatives to
occurred                                                              increase the Fund's gain
                                      / / Derivatives that
/ / Derivatives used for risk         involve leverage could          / / A Fund only establishes hedges that it
management or to increase the         generate substantial gains      expects will be highly correlated with
Fund's gain may not have the          at low cost                     underlying positions
intended effects and may result
in losses or missed opportunities                                      / / While the Funds may use derivatives that
                                                                       incidentally involve leverage, they do not use
/ / The counterparty to a                                              them for the specific purpose of leveraging
derivatives contract could default                                     their portfolio

/ / Derivatives that involve
leverage could magnify losses

/ / Certain types of derivatives
involve costs to the Funds which
can reduce returns


SECURITIES LENDING

/ / When a Fund lends a security,
there is a risk that the loaned       / / The Funds may enhance        / / Each adviser maintains a list of approved
securities may not be returned if     income through the               borrowers
the borrower or the lending agent     investment of the
defaults                              collateral received from         / / The Funds receive collateral equal to at
                                      the borrower                     least 100% of the current value of the
/ / The collateral will be                                             securities loaned
subject to the risks of the
securities in which it is invested                                     / / The lending agents indemnify the Funds
                                                                       against borrower default

                                                                       / / Each adviser's collateral investment
                                                                       guidelines limit the quality and duration of
                                                                       collateral investment to minimize losses

                                                                       / / Upon recall, the borrower must return the
                                                                       securities loaned within the normal settlement
                                                                       period



(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


POTENTIAL RISKS                       POTENTIAL REWARDS                        POLICIES TO BALANCE RISK AND REWARD
MARKET CONDITIONS

/ / Each Fund's share price and      / / Stocks have generally                  / / Under normal circumstances the Funds plan
performance will fluctuate in        outperformed more stable                  to remain fully invested, with at least 65% in
response to stock and/or bond        investments (such as bonds and            stocks; stock investments may include U.S. and
market movements                     cash equivalents) over the long           foreign common stocks, convertible securities,
                                     term                                      preferred stocks, trust or partnership
 / / Adverse market conditions                                                 interests, warrants, rights, REIT interests
may from time to time cause a         / / With respect to the                  and investment company securities
Fund to take temporary defensive     Diversified and Balanced Funds, a
positions that are inconsistent      diversified, balanced portfolio           / / A Fund seeks to limit risk through
with its principal investment        should mitigate the effects of            diversification
strategies and may hinder the        wide market fluctuations,
fund from achieving its              especially when stock and bond            / / During severe market downturns, each Fund
investment objective                 prices move in different                  has the option of investing up to 100% of
                                     directions                                assets in investment-grade short-term
                                                                               securities


MANAGEMENT CHOICES

/ / A Fund could underperform its    / / A Fund could outperform its           / / The advisers focus their active management
benchmark due to its securities      benchmark due to these same               on securities selection, the area where they
and asset allocation choices         choices                                   believe its commitment to research can most
                                                                               enhance returns


FOREIGN INVESTMENTS

/ / Currency exchange rate           / / Favorable exchange rate               / / The Funds anticipate that total foreign
movements could reduce gains or      movements could generate gains or         investments will not exceed 20% of assets (30%
create losses                        reduce losses                             for Equity Growth Fund and 10% for Small Cap
                                                                               Growth Fund)
 / / A Fund could lose money         / / Foreign investments, which
because of foreign government        represent a major portion of the          / / The Funds actively manage the currency
actions, political instability,      world's securities, offer                 exposure of their foreign investments relative
or lack of adequate and accurate     attractive potential performance          to their benchmarks, and may hedge back into
information                          and opportunities for                     the U.S. dollar from time to time (see also
                                     diversification                           "Derivatives"); these currency management
 / / Currency and investment                                                   techniques may not be available for certain
risks tend to be higher in           / / Emerging markets can offer            emerging markets investments
emerging markets; these markets      higher returns
also present higher liquidity and                                              / / The Diversified Fund anticipates that
valuation risks                                                                total foreign investments will not exceed 30%
                                                                               of assets and the Fund may invest in emerging
                                                                               markets


ILLIQUID HOLDINGS

/ / Each Fund could have             / / These holdings may offer more         / / No Fund may invest more than 15% of net
difficulty valuing these holdings    attractive yields or potential            assets in illiquid holdings
precisely                            growth than comparable widely
                                     traded securities                          / / To maintain adequate liquidity to meet
/ / Each Fund could be unable to                                               redemptions, each Fund may hold high quality
sell these holdings at the time                                                short-term securities (including repurchase
or price it desires                                                            agreements and reverse repurchase agreements)
                                                                               and, for temporary or extraordinary purposes,
                                                                               may borrow from banks up to 33 1/3% of the
                                                                               value of its total assets or draw on a line of
                                                                               credit

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods since shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds shown (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Select Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual and Semi-Annual Reports to Shareholders which are incorporated by reference into the Statement of Additional Information. Shareholders may obtain a copy of the reports by contacting the Funds or their Shareholder Servicing Agent.

This information has been audited, except as noted, by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements are included in the respective Fund's annual report, which are available upon request.

JPMORGAN BALANCED FUND^

                                                                                               CLASS  A
-----------------------------------------------------------------------------------------------------------------------------
                                                                               1/1/01
                                                                              THROUGH          YEAR ENDED          10/16/98*
PER SHARE OPERATING PERFORMANCE:                                              6/30/01     ---------------------     THROUGH
                                                                           (UNAUDITED)    12/31/00     12/31/99    12/31/98
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $30.23      $38.46       $34.51      $31.87
-----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                         --       0.76@        0.70@        0.10
      Net gains or losses in securities (both realized and unrealized)              --      (1.96)         4.05        3.95
                                                                                ------      -----         -----      ------
      Total from investment operations                                              --      (1.20)         4.75        4.05
   Less distributions:
      Dividends from net investment income                                          --        1.28         0.61        0.16
      Distributions from capital gains                                              --        5.75         0.19        1.25
                                                                                ------      -----         -----      ------
      Total dividends and distributions                                             --        7.03         0.80        1.41
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $30.23      $30.23       $38.46      $34.51
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                   0.00%      (2.80%)      13.94%      12.78%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                $0          $2           $2          $1
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                                                         0.00%       1.25%        1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                            0.00%       1.99%        1.94%       1.84%
-----------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                    0.00%       2.75%        3.34%     107.16%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits       0.00%       0.49%      (0.15%)   (104.07%)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             0%        134%          45%         58%
-----------------------------------------------------------------------------------------------------------------------------


                                                                                 CLASS B     CLASS C
                                                                                 --------    --------

                                                                                2/16/01*    2/16/01*
                                                                                 THROUGH     THROUGH
PER SHARE OPERATING PERFORMANCE:                                                 6/30/01     6/30/01
                                                                             (UNAUDITED) (UNAUDITED)
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $29.69      $29.69
----------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                           --          --
      Net gains or losses in securities (both realized and unrealized)                --          --
                                                                                  ------      ------
      Total from investment operations                                                --          --
   Less distributions:
      Dividends from net investment income                                            --          --
      Distributions from capital gains                                                --          --
                                                                                  ------      ------
      Total dividends and distributions                                               --          --
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $29.69      $29.69
----------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                     0.00%       0.00%
====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                                  $0          $0
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------
Expenses                                                                           0.00%       0.00%
----------------------------------------------------------------------------------------------------
Net investment income                                                              0.00%       0.00%
----------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                      0.00%       0.00%
----------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits         0.00%       0.00%
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0%          0%
----------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Balanced Fund.
  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
  # Short periods have been annualized.

JPMORGAN CAPITAL GROWTH FUND^

                                                                                                    CLASS A
                                                                                       -------------------------------------
                                                                                          11/01/00
                                                                                           THROUGH        YEAR ENDED
                                                                                          04/30/01    ----------------------
PER SHARE OPERATING PERFORMANCE:                                                       (UNAUDITED)    10/31/00     10/31/99
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                        $47.91      $42.85       $41.22
----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                                (0.09)@     (0.14)@      (0.20)@
      Net gains or losses in securities (both realized and unrealized)                      (2.18)       10.11         5.75
                                                                                           -------     -------      -------
      Total from investment operations                                                      (2.27)        9.97         5.55
   Distributions to shareholders from:
      Dividends from net investment income                                                      --          --           --
      Distributions from capital gains                                                        5.48        4.91         3.92
                                                                                           -------     -------      -------
      Total dividends and distributions                                                       5.48        4.91         3.92
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $40.16      $47.91       $42.85
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                                             (4.46%)      25.81%       14.30%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                                     $  468     $   523      $   577
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------
Expenses                                                                                     1.35%       1.35%        1.30%
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      (0.44%)     (0.32%)      (0.48%)
----------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                                                  1.35%       1.35%        1.30%
----------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                                   (0.44%)     (0.32%)      (0.48%)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  CLASS A
                                                                                    -----------------------------------
                                                                                                  YEAR ENDED
                                                                                    -----------------------------------
PER SHARE OPERATING PERFORMANCE:                                                     10/31/98     10/31/97    10/31/96
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $46.76       $41.60      $35.65
----------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                            (0.12)      (0.02)@        0.15
      Net gains or losses in securities (both realized and unrealized)                 (0.52)        10.13        7.27
                                                                                      -------      -------      ------
      Total from investment operations                                                 (0.64)        10.11        7.42
   Distributions to shareholders from:
      Dividends from net investment income                                                --          0.15        0.12
      Distributions from capital gains                                                   4.90         4.80        1.35
                                                                                      -------      -------      ------
      Total dividends and distributions                                                  4.90         4.95        1.47
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $41.22       $46.76      $41.60
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                                                        (1.60%)      26.47%      21.48%
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                               $   728      $   839     $   768
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------
Expenses                                                                                1.27%        1.31%       1.37%
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 (0.24%)      (0.05%)       0.39%
----------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                                             1.27%        1.31%       1.37%
----------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                              (0.24%)      (0.05%)       0.39%
----------------------------------------------------------------------------------------------------------------------

  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Capital Growth Fund.
  # Short periods have been annualized.

                                                                                                  CLASS B
                                                                        ------------------------------------------------------
                                                                                 11/01/00
                                                                                  THROUGH               YEAR ENDED
                                                                                 04/30/01    ----------------------------------
PER SHARE OPERATING PERFORMANCE:                                              (UNAUDITED)    10/31/00     10/31/99    10/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $46.20      $41.67       $40.38      $46.11
Income from investment operations:
      Net investment income                                                        (0.19)@     (0.35)@      (0.40)@      (0.29)
      Net gains or losses in securities (both realized and unrealized)             (2.10)        9.79         5.61      (0.54)
                                                                                   ------      ------       ------      ------
      Total from investment operations                                             (2.29)        9.44         5.21      (0.83)
   Distributions to shareholders from:
      Dividends from net investment income                                            --          --          --           --
      Distributions from capital gains                                              5.48        4.91         3.92        4.90
                                                                                   ------      ------       ------      ------
      Total dividends and distributions                                             5.48        4.91         3.92        4.90
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $38.43      $46.20       $41.67      $40.38
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                                                   (4.69%)      25.21%       13.71%     (2.08%)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                           $  264     $   318      $   338     $   405
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                            1.85%       1.85%        1.80%       1.77%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              (0.94%)     (0.82%)      (0.98%)     (0.74%)
-------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                                         1.85%       1.85%        1.80%       1.77%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                           (0.94%)     (0.82%)      (0.98%)     (0.74%)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                        CLASS B
------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                                                ----------------------
PER SHARE OPERATING PERFORMANCE:                                                10/31/97    10/31/96
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $41.21      $35.39
Income from investment operations:
      Net investment income                                                       (0.23)@     (0.08)
      Net gains or losses in securities (both realized and unrealized)            10.01        7.25
                                                                                  ------      ------
      Total from investment operations                                             9.78        7.17
   Distributions to shareholders from:
      Dividends from net investment income                                         0.08          --
      Distributions from capital gains                                             4.80        1.35
                                                                                  ------      ------
      Total dividends and distributions                                            4.88        1.35
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $46.11      $41.21
----------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                                                  25.85%      20.88%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                         $   422     $   334
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------
Expenses                                                                           1.81%       1.87%
----------------------------------------------------------------------------------------------------
Net investment income                                                             (0.56%)     (0.21%)
----------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                                        1.81%       1.87%
----------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                          (0.56%)     (0.21%)
----------------------------------------------------------------------------------------------------

  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Capital Growth Fund.
  # Short periods have been annualized.

                                                                                                         CLASS C
                                                                             -------------------------------------------------------
                                                                                      11/01/00
                                                                                       THROUGH          YEAR ENDED         1/2/98**
                                                                                      04/30/01    ---------------------     THROUGH
PER SHARE OPERATING PERFORMANCE:                                                   (UNAUDITED)    10/31/00     10/31/99    10/31/98
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                    $45.76      $41.31       $40.03      $42.81
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                            (0.18)@     (0.35)@      (0.39)@      (0.09)
      Net gains or losses in securities (both realized and unrealized)                  (2.09)        9.71         5.59      (2.69)
                                                                                       -------     -------      -------      ------
      Total from investment operations                                                  (2.27)        9.36         5.20      (2.78)
   Distributions to shareholders from:
      Dividends from net investment income                                                  --         --           --          --
      Distributions from capital gains                                                    5.48        4.91         3.92         --
                                                                                       -------     -------      -------      ------
      Total dividends and distributions                                                   5.48        4.91         3.92         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $38.01      $45.76       $41.31      $40.03
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (1)                                                                        (4.69%)      25.25%       13.81%     (6.49%)
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                                                   $  5         $ 5         $  6         $ 4
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                                 1.85%       1.85%        1.80%       1.73%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  (0.94%)     (0.82%)      (0.97%)     (0.59%)
------------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                                              1.85%       1.85%        1.80%       1.73%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                               (0.94%)     (0.82%)      (0.97%)     (0.59%)
------------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Capital Growth Fund.
  # Short periods have been annualized.

JPMORGAN CORE EQUITY FUND^

                                                                         CLASS A                         CLASS B      CLASS C
                                                     ----------------------------------------------      --------     --------
                                                          1/1/01                                         2/16/01*     2/16/01*
                                                         THROUGH        YEAR ENDED         9/10/98*       THROUGH      THROUGH
                                                         6/30/01   --------------------     THROUGH       6/30/01      6/30/01
PER SHARE OPERATING PERFORMANCE:                     (UNAUDITED)   12/31/00    12/31/99    12/31/98   (UNAUDITED)  (UNAUDITED)
---------------------------------------------------------------------------------------------------      --------     --------
Net asset value, beginning of period                      $26.30     $32.19      $26.52      $21.49        $25.46       $25.46
---------------------------------------------------------------------------------------------------      --------     --------
   Income from investment operations:
      Net investment income                                   --     (0.05)     (0.05)@          --            --           --
      Net gains or losses in securities (both
        realized and unrealized)                              --     (3.96)        6.28        6.22            --           --
                                                     -----------   --------    --------    --------      --------     --------

      Total from investment operations                        --     (4.01)        6.23        6.22            --           --
   Less distributions:
      Dividends from net investment income                    --         --        0.01        0.02            --           --
      Distributions from capital gains                        --       1.88        0.55        1.17            --           --
                                                     -----------   --------    --------    --------      --------     --------
      Total dividends and distributions                       --       1.88        0.56        1.19            --           --
---------------------------------------------------------------------------------------------------      --------     --------
Net asset value, end of period                            $26.30     $26.30      $32.19      $26.52        $25.46       $25.46
---------------------------------------------------------------------------------------------------      --------     --------
TOTAL RETURN(1)                                            0.00%    (12.19%)     23.59%      29.08%         0.00%        0.00%
===================================================================================================      ========     ========
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------      --------     --------
Net assets, end of period (millions)                          $0         $9          $6          $1            $0           $0
---------------------------------------------------------------------------------------------------      --------     --------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------      --------     --------
Expenses                                                   0.00%      1.24%       1.24%       1.23%         0.00%        0.00%
---------------------------------------------------------------------------------------------------      --------     --------
Net investment income                                      0.00%    (0.25%)     (0.13%)     (0.03%)         0.00%        0.00%
---------------------------------------------------------------------------------------------------      --------     --------
Expenses without waivers, reimbursements and
  earnings credits                                         0.00%      1.80%       3.02%     140.46%         0.00%        0.00%
---------------------------------------------------------------------------------------------------      --------     --------
Net investment income without waivers,
  reimbursements and earnings credits                      0.00%    (0.81%)     (1.89%)   (139.26%)         0.00%        0.00%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       0%                   11%~         32%            0%           0%
------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Core Equity Fund.
  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
  ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999.
    After August 11, 1999, all the fund's investable assets were invested in CEP (see Note 1), and the portfolio turnover rate is disclosed at the Portfolio level.
  # Short periods have been annualized.

JPMORGAN DYNAMIC SMALL CAP FUND^

                                                                                           CLASS A
                                                                  ------------------------------------------------------------
                                                                     11/01/00
                                                                      THROUGH        YEAR ENDED             YEAR      5/19/97*
                                                                      4/30/01    -------------------       ENDED       THROUGH
PER SHARE OPERATING PERFORMANCE:                                  (UNAUDITED)    10/31/00   10/31/99    10/31/98      10/31/97
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 24.54      $15.98     $12.79      $13.85        $10.00
------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                           (0.09)@     (0.22)@     (0.15)      (0.09)        (0.04)
      Net gains or losses in securities (both realized and
        unrealized)                                                    (5.36)        8.78       3.34      (0.97)          3.89
                                                                  -----------    --------   --------    --------      --------
      Total from investment operations                                 (5.45)        8.56       3.19      (1.06)          3.85
   Distributions to shareholders from:
      Dividends from net investment income                               --            --        --         --              --
      Distributions from capital gains                                   3.38          --        --         --              --
                                                                  -----------    --------   --------    --------      --------
      Total dividends and distributions                                  3.38          --        --         --              --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 15.71      $24.54     $15.98      $12.79        $13.85
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                      (23.27%)      53.57%     24.94%     (7.65%)        38.50%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  $142        $154        $78         $62           $43
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                1.50%       1.50%      1.49%       1.50%         1.49%
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 (1.04%)     (0.99%)    (0.95%)     (0.91%)       (1.16%)
------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits           1.64%       1.76%      1.89%       1.83%         2.38%
------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements
   and earnings credits                                               (1.18%)     (1.25%)    (1.35%)     (1.24%)       (2.05%)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   22%         87%        92%         68%            7%
------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS B
                                                                  ------------------------------------------------------------
                                                                     11/01/00
                                                                      THROUGH               YEAR ENDED                5/19/97*
                                                                      4/30/01    --------------------------------     THROUGH
PER SHARE OPERATING PERFORMANCE:                                  (UNAUDITED)    10/31/00    10/31/99    10/31/98     10/31/97
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 23.96      $15.71      $12.67      $13.81       $10.00
------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                           (0.14)@     (0.40)@      (0.27)      (0.17)       (0.06)
      Net gains or losses in securities (both realized and
        unrealized)                                                    (5.22)        8.65        3.31      (0.97)         3.87
                                                                  -----------    --------    --------    --------      --------
      Total from investment operations                                 (5.36)        8.25        3.04      (1.14)         3.81
   Distributions to shareholders from:
      Dividends from net investment income                                 --          --          --         --           --
      Distributions from capital gains                                   3.38          --          --         --           --
                                                                  -----------    --------    --------    --------      --------
      Total dividends and distributions                                  3.38          --          --         --           --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 15.22      $23.96      $15.71      $12.67       $13.81
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                      (23.48%)      52.51%      23.99%     (8.25%)       38.10%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)                                   $83        $110         $66         $57          $38
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                2.14%       2.20%       2.23%       2.24%        2.24%
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 (1.67%)     (1.69%)     (1.69%)     (1.65%)      (1.93%)
------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits           2.14%       2.26%       2.39%       2.33%        2.88%
------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements
   and earnings credits                                               (1.67%)     (1.75%)     (1.85%)     (1.74%)      (2.57%)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   22%         87%         92%         68%           7%
------------------------------------------------------------------------------------------------------------------------------

  * Commencement of operations.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Small Cap Opportunities Fund
  # Short periods have been annualized.

                                                                                                    CLASS C
                                                                              --------------------------------------------------
                                                                                 11/01/00
                                                                                  THROUGH          YEAR ENDED           1/7/98**
                                                                                  4/30/01    ------------------------    THROUGH
PER SHARE OPERATING PERFORMANCE:                                              (UNAUDITED)     10/31/00     10/31/99     10/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $ 23.93       $15.69       $12.66       $13.17
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                       (0.14)@      (0.35)@       (0.26)       (0.08)
      Net gains or losses in securities (both realized and
        unrealized)                                                                (5.22)         8.59         3.29       (0.43)
                                                                              -----------     --------     --------     --------
      Total from investment operations                                             (5.36)         8.24         3.03       (0.51)
   Distributions to shareholders from:
      Dividends from net investment income                                             --           --           --          --
      Distributions from capital gains                                               3.38           --           --          --
                                                                              -----------     --------     --------     --------
      Total dividends and distributions                                              3.38           --           --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $ 15.19       $23.93       $15.69       $12.66
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                                  (23.51%)       52.52%       23.93%      (3.87%)
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                               $11          $14           $6           $5
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
Expenses                                                                            2.14%        2.20%        2.23%        2.24%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             (1.68%)      (1.69%)      (1.69%)      (1.55%)
--------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                       2.14%        2.26%        2.39%        2.29%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits        (1.68%)      (1.75%)      (1.85%)      (1.60%)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               22%          87%          92%          68%
--------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of offering class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Small Cap Opportunities Fund.
  # Short periods have been annualized.
  + Amounts round to less than one million.
  ^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

JPMORGAN EQUITY GROWTH FUND^

                                                                      CLASS A                         CLASS B      CLASS C
                                                   ----------------------------------------------   -----------  -----------
                                                        1/1/01                                         2/16/01*     2/16/01*
                                                       THROUGH        YEAR ENDED         8/13/98*       THROUGH      THROUGH
                                                       6/30/01   -------------------     THROUGH       6/30/01      6/30/01
PER SHARE OPERATING PERFORMANCE:                   (UNAUDITED)   12/31/00    12/31/99    12/31/98   (UNAUDITED)  (UNAUDITED)
-------------------------------------------------------------------------------------------------   -----------  -----------
Net asset value, beginning of period                    $43.12     $67.85      $52.30      $45.57        $41.84       $41.84
-------------------------------------------------------------------------------------------------   -----------  -----------
   Income from investment operations:
      Net investment income                                 --    (0.42)@     (0.29)@      (0.02)            --           --
      Net gains or losses in securities (both
        realized and unrealized)                            --    (16.14)       16.75        8.53            --           --
                                                   -----------   --------    --------    --------   -----------  -----------
      Total from investment operations                      --    (16.56)       16.46        8.51            --           --
   Less distributions:
      Dividends from net investment income                  --         --          --          --            --           --
      Distributions from capital gains                      --       8.17        0.91        1.78            --           --
                                                   -----------   --------    --------    --------   -----------  -----------
      Total dividends and distributions                     --       8.17        0.91        1.78            --           --
-------------------------------------------------------------------------------------------------   -----------  -----------
Net asset value, end of period                          $43.12     $43.12      $67.85      $52.30        $41.84       $41.84
-------------------------------------------------------------------------------------------------   -----------  -----------
TOTAL RETURN(1)                                          0.00%     (23.85%)     31.54%      18.80%         0.00%        0.00%
=================================================================================================   ===========  ===========
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------   -----------  -----------
Net assets, end of period (millions)                        $0        $24         $15          $1            $0           $0
-------------------------------------------------------------------------------------------------   -----------  -----------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------   -----------  -----------
Expenses                                                 0.00%      1.24%       1.24%       1.25%         0.00%        0.00%
-------------------------------------------------------------------------------------------------   -----------  -----------
Net investment income                                    0.00%    (0.65%)     (0.48%)     (0.19%)         0.00%        0.00%
-------------------------------------------------------------------------------------------------   -----------  -----------
Expenses without waivers, reimbursements and
  earnings credits                                       0.00%      1.64%       2.34%       5.88%         0.00%        0.00%
-------------------------------------------------------------------------------------------------   -----------  -----------
Net investment income without waivers,
  reimbursements and earnings credits                    0.00%    (1.05%)     (1.58%)       4.82%         0.00%        0.00%
-------------------------------------------------------------------------------------------------   -----------  -----------
Portfolio turnover rate                                     0%                   15%~         35%            0%           0%
----------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Equity Growth Fund.
  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
  ~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999.
    After August 11, 1999, all the fund's investable assets were invested in EGP (see Note 1), and the portfolio turnover rate is disclosed at the Portfolio level.
  # Short periods have been annualized.

JPMORGAN EQUITY INCOME FUND^

                                                                           CLASS A                         CLASS B      CLASS C
                                                      -----------------------------------------------   -----------   -----------
                                                           1/1/01                                          2/16/01*      2/16/01*
                                                          THROUGH        YEAR ENDED          8/24/98*       THROUGH       THROUGH
                                                          6/30/01    --------------------     THROUGH       6/30/01       6/30/01
PER SHARE OPERATING PERFORMANCE:                      (UNAUDITED)    12/31/00    12/31/99    12/31/98   (UNAUDITED)   (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $35.35      $49.83      $46.23      $40.49        $34.41        $34.41
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                    --       0.17@       0.20@        0.06            --            --
      Net gains or losses in securities
        (both realized and unrealized)                         --      (2.66)        5.63        5.89            --            --
                                                      -----------    --------    --------    --------   -----------   -----------
      Total from investment operations                         --      (2.49)        5.83        5.95            --            --
   Less distributions:
      Dividends from net investment income                     --        0.18        0.23        0.07            --            --
      Distributions from capital gains                         --       11.81        2.00        0.14            --            --
                                                      -----------    --------    --------    --------   -----------   -----------
      Total dividends and distributions                        --       11.99        2.23        0.21            --            --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $35.35      $35.35      $49.83      $46.23        $34.41        $34.41
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                             0.00%     (4.09%)      12.70%      14.70%         0.00%         0.00%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                           $0          $5          $4          $1            $0            $0
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                    0.00%       1.25%       1.24%       1.18%         0.00%         0.00%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       0.00%       0.34%       0.42%       0.57%         0.00%         0.00%
---------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements
  and earnings credits                                      0.00%       1.94%       3.33%      37.61%         0.00%         0.00%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers,
  reimbursements and earnings credits                       0.00%     (0.35%)     (1.67%)    (35.86%)         0.00%         0.00%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        0%         15%         16%          3%            0%            0%
---------------------------------------------------------------------------------------------------------------------------------

(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Equity Income Fund.
  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
  # Short periods have been annualized.

JPMORGAN GROWTH AND INCOME FUND^

                                                                                   CLASS A
                                                 -------------------------------------------------------------------------
                                                    11/01/00
                                                     THROUGH                          YEAR ENDED
                                                    04/30/01    ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 (UNAUDITED)    10/31/00    10/31/99    10/31/98    10/31/97      10/31/96
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $40.71      $43.65      $43.24      $46.21      $39.21        $34.96
--------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                            0.09@       0.09@       0.18@       0.19@       0.35@          0.60
      Net gains or losses in securities
       (both realized and unrealized)                  (2.69)       3.31        5.07        3.59       10.18          5.96
                                                 -----------    --------    --------    --------    --------      --------
      Total from investment operations                 (2.60)       3.40        5.25        3.78       10.53          6.56
   Distributions to shareholders from:
      Dividends from net investment income              0.10        0.03        0.17        0.19        0.38          0.55
      Distributions from capital gains                  5.70        6.31        4.67        6.56        3.15          1.76
                                                 -----------    --------    --------    --------    --------      --------
      Total dividends and distributions                 5.80        6.34        4.84        6.75        3.53          2.31
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $32.31      $40.71      $43.65      $43.24      $46.21        $39.21
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                      (6.26%)       8.88%      12.82%       9.09%      28.84%        19.60%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)               $1,014      $1,131      $1,385      $1,499      $1,497        $1,591
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
Expenses                                               1.30%       1.30%       1.26%       1.25%       1.27%         1.32%
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.56%       0.23%       0.41%       0.44%       0.82%         1.46%
--------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements            1.30%       1.30%       1.26%       1.25%       1.27%         1.32%
--------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers
  and reimbursements                                   0.56%       0.23%       0.41%       0.44%       0.82%         1.46%
--------------------------------------------------------------------------------------------------------------------------

  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Growth and Income Fund.
  # Short periods have been annualized.

                                                                                   CLASS B
                                                 -------------------------------------------------------------------------
                                                    11/01/00
                                                     THROUGH                          YEAR ENDED
                                                    04/30/01    ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 (UNAUDITED)    10/31/00    10/31/99    10/31/98    10/31/97      10/31/96
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $40.09      $43.25      $42.92      $45.96      $39.02        $34.81
--------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                            0.01@     (0.11)@     (0.04)@     (0.02)@       0.13@          0.37
      Net gains or losses in securities
        (both realized and unrealized)                (2.65)        3.26        5.04        3.54       10.13          5.98
                                                 -----------     --------    --------    --------    --------      --------
      Total from investment operations                (2.64)        3.15        5.00        3.52       10.26          6.35
   Distributions to shareholders from:
      Dividends from net investment income              0.02          --          --          --        0.17          0.38
      Distributions from capital gains                  5.70        6.31        4.67        6.56        3.15          1.76
                                                 -----------     -------    --------    --------    --------      --------
      Total dividends and distributions                 5.72        6.31        4.67        6.56        3.32          2.14
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $31.73      $40.09      $43.25      $42.92      $45.96        $39.02
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                      (6.50%)       8.32%      12.29%       8.52%      28.20%        19.02%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $306        $409        $528        $542        $489          $370
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
Expenses                                               1.80%       1.80%       1.76%       1.75%       1.77%         1.81%
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.06%     (0.27%)     (0.09%)     (0.06%)       0.31%         0.95%
--------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements            1.80%       1.80%       1.76%       1.75%       1.77%         1.81%
--------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers
  and reimbursements                                   0.06%     (0.27%)     (0.09%)     (0.06%)       0.31%         0.95%
--------------------------------------------------------------------------------------------------------------------------

  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Growth and Income Fund.
  # Short periods have been annualized.

                                                                               CLASS C
                                                           ------------------------------------------------
                                                              11/01/00
                                                               THROUGH          YEAR ENDED        1/2/98**
                                                              04/30/01    --------------------     THROUGH
PER SHARE OPERATING PERFORMANCE:                           (UNAUDITED)    10/31/00    10/31/99    10/31/98
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $39.10      $42.34      $42.13      $41.64
----------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                      0.01@     (0.11)@     (0.03)@     (0.02)@
      Net gains or losses in securities
        (both realized and unrealized)                          (2.59)        3.18        4.94        0.68
                                                           -----------    --------    --------    --------
      Total from investment operations                          (2.58)        3.07        4.91        0.66
   Distributions to shareholders from:
      Dividends from net investment income                        0.03          --        0.03        0.09
      Distributions from capital gains                            5.70        6.31        4.67        0.08
                                                           -----------    --------    --------    --------
      Total dividends and distributions                           5.73        6.31        4.70        0.17
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $30.79      $39.10      $42.34      $42.13
----------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                (6.50%)       8.31%      12.29%       1.55%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $9          $9         $10          $5
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------
Expenses                                                          1.80%       1.80%       1.76%       1.72%
----------------------------------------------------------------------------------------------------------
Net investment income                                             0.06%     (0.27%)     (0.07%)     (0.05%)
----------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                       1.80%       1.80%       1.76%       1.72%
----------------------------------------------------------------------------------------------------------
Net investment income without waivers
  and reimbursements                                              0.06%     (0.27%)     (0.07%)    (0.05%)
----------------------------------------------------------------------------------------------------------

 ** Commencement of offering class of shares.
  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Growth and Income Fund.
  # Short periods have been annualized.

JPMORGAN SMALL CAP EQUITY FUND^

                                                                                      CLASS A
                                                     ------------------------------------------------------------------------
                                                      11/01/00
                                                       THROUGH                           YEAR ENDED
                                                      04/30/01     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                    (UNAUDITED)    10/31/00    10/31/99    10/31/98    10/31/97      10/31/96
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $27.89      $22.77      $20.40      $23.57      $19.19         $15.07
   Income from investment operations:
      Net investment income                             (0.08)@     (0.20)@     (0.13)@     (0.11)      (0.05)          0.01
      Net gains or losses in securities
        (both realized and unrealized)                  (2.73)       7.97        2.67       (2.42)       4.72           4.32
                                                       ------      ------      ------      ------      ------         ------
      Total from investment operations                  (2.81)       7.77        2.54       (2.53)       4.67           4.33
   Distributions to shareholders from:
      Dividends from net investment income                 --          --          --          --          --           0.03
      Distributions from capital gains                   3.89        2.65        0.17        0.64        0.29           0.18
                                                       ------      ------      ------      ------      ------         ------
      Total dividends and distributions                  3.89        2.65        0.17        0.64        0.29           0.21
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $21.19      $27.89      $22.77      $20.40      $23.57         $19.19
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                        (10.04%)     37.10%      12.49%     (10.93%)     24.61%         29.06%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                   $79         $93         $98        $133        $174           $145
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                                 1.39%       1.44%       1.40%       1.38%       1.45%          1.50%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                   (0.76%)     (0.77%)     (0.59%)     (0.43%)     (0.23%)         0.03%
Expenses without waivers, reimbursements
  and earnings credits                                   1.39%       1.44%       1.40%       1.38%       1.45%          1.52%
Net investment income without waivers,
  reimbursements and earnings credits                   (0.76%)     (0.77%)     (0.59%)     (0.43%)     (0.23%)         0.01%
Portfolio turnover rate                                    23%         75%         92%         74%         55%            78%

  @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Small Cap Equity Fund.
  # Short periods have been annualized.

JPMORGAN SMALL CAP EQUITY FUND (CONTINUED)^

                                                                                       CLASS B
                                                   -------------------------------------------------------------------------
                                                      11/01/00
                                                       THROUGH                            YEAR ENDED
                                                      04/30/01    ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                   (UNAUDITED)    10/31/00    10/31/99    10/31/98    10/31/97      10/31/96
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $26.73      $22.06      $19.91      $23.19      $19.00        $15.01
----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                            (0.16)@     (0.37)@     (0.28)@     (0.31)      (0.27)        (0.08)
      Net gain or losses in securities
        (both realized and unrealized)                 (2.64)       7.69        2.60       (2.33)       4.75          4.25
                                                       ------      ------      ------      ------      -----         -----
      Total from investment operations                 (2.80)       7.32        2.32       (2.64)       4.48          4.17
   Distributions to shareholders from:
      Dividends from net investment income               --          --
      Distributions from capital gains                  3.89        2.65        0.17        0.64        0.29          0.18
                                                       ------      ------      ------      ------      -----         -----
      Total dividends and distributions                 3.89        2.65        0.17        0.64        0.29          0.18
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $20.04      $26.73      $22.06      $19.91      $23.19        $19.00
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                       (10.49%)     36.17%      11.69%     (11.60%)     23.84%        28.04%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $47         $57         $57         $80        $100           $73
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------
Expenses                                                2.13%       2.17%       2.12%       2.10%       2.16%         2.22%
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                  (1.50%)     (1.50%)     (1.31%)     (1.15%)     (0.94%)       (0.68%)
Expenses without waivers, reimbursements
  and earnings credits                                  2.13%       2.17%       2.12%       2.10%       2.16%         2.25%
Net investment income without waivers,
  reimbursements and earnings credits                  (1.50%)     (1.50%)     (1.31%)     (1.15%)     (0.94%)       (0.71%)
Portfolio turnover rate                                   23%         75%         92%         74%         55%           78%

 ** Commencement of offering of class of shares. @ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
  ^ Formerly Chase Vista Small Cap Equity Fund.
  # Short periods have been annualized.

                      This page intentionally left blank.

     HOW TO REACH US




MORE INFORMATION
You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File Nos. for each Fund are:

Balanced Fund               811-5526
Capital Growth Fund         811-5151
Core Equity Fund            811-5526
Disciplined Equity Fund     811-7342
Disciplined Equity
  Value Fund                811-07795
Diversified Fund            811-7342
Dynamic Small Cap Fund      811-5151
Equity Growth Fund          811-5526
Equity Income Fund          811-5526
Growth and Income Fund      811-5151
Mid-Cap Value Fund          811-08189
Small Cap Equity Fund       811-5151
Small Cap Growth Fund       811-08189
U.S. Equity Fund            811-7342
U.S. Small Company Fund     811-7342
U.S. Small Company
  Opportunities Fund        811-7340



                   JPMorgan Funds Fulfillment Center
                           393 Manley Street
                    West Bridgewater, MA 02379-1039



       (C) 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001

                                                                     RHI-EQ-701

                                                   PROSPECTUS SEPTEMBER __, 2001
                                      SUBJECT TO COMPLETION, DATED JULY 27, 2001


JPMORGAN FUNDS

THIS PROSPECTUS OFFERS: SELECT SHARES

BALANCED FUND
CAPITAL GROWTH FUND
CORE EQUITY FUND
DISCIPLINED EQUITY FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

rhp-6894


[SIDENOTE]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR DOES IT SEEK AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Balanced Fund                                        1
Capital Growth Fund                                  6
Core Equity Fund                                    11
Disciplined Equity Fund                             15
Diversified Fund                                    19
Dynamic Small Cap Fund                              24
Equity Growth Fund                                  28
Equity Income Fund                                  32
Growth and Income Fund                              36
Mid Cap Value Fund                                  41
Small Cap Equity Fund                               46
Small Cap Growth Fund                               51
U.S. Equity Fund                                    56
U.S. Small Company Fund                             60
U.S. Small Company Opportunities Fund               64
The Funds' Management and Administration            68
How Your Account Works                              72
    Buying Fund Shares                              72
    Selling Fund Shares                             73
    Other Information Concerning the Funds          74
    Distributions and Taxes                         74
Risk and Reward Elements                            80
Financial Highlights                                82
How To Reach Us                             Back cover

JPMorgan BALANCED FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide a balance of current income and growth of capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund seeks a balance of current income and growth by using the following strategies:

- an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks.

- an active fixed-income management style that focuses primarily on domestic fixed-income securities.

J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM(USA)), the Fund's adviser, may adjust the portion of the Fund's assets that are invested in equity and fixed-income securities depending on their analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 35% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

- projected rate of earnings growth that's equal to or greater than the equity markets in general

- return on assets and equity that's equal to or greater than the equity markets in general

- market capitalization equal to those within the universe of S&P 500 Index stocks at the time of purchase.

Market capitalization is the total market value of a company's shares. Equity securities include common stocks, preferred stocks, convertible securities and foreign securities which may take the form of American Depositary Receipts
(ADRs).

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and

[SIDENOTE]

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT
A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

other fixed-income securities, including mortgage-backed securities. The Fund invests in fixed-income securities only if they are rated as investment grade or the adviser considers them to be comparable to investment grade.

The Fund may also invest in mortgage-related securities, collateralized mortgage obligations and real estate investment trusts. The Fund may also enter into "dollar rolls."

The Fund may invest any portion of its assets that aren't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, the adviser will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock and bond markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa3 by Moody's Investors Service, Inc. or BBB by Standard & Poor's Corporation may have fewer protective provisions and are generally more risky than higher-rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's former Institutional Shares, which will be renamed "Select" Shares as of the date of this prospectus. The bar chart shows how the performance of the Fund's shares have varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, Lehman Aggregate Bond Index and Lehman Gov't/Credit Index, widely recognized market benchmarks, and the Lipper Balanced Funds Index.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

                             YEAR-BY-YEAR RETURNS(1,2)
                                    1991                     24.16%
                                    1992                      5.32%
                                    1993                      6.01%
                                    1994                     -2.27%
                                    1995                     23.83%
                                    1996                     11.31%
                                    1997                     23.67%
                                    1998                     25.15%
                                    1999                     14.23%
                                    2000                     -2.55%

THE FUND'S YEAR-TO-DATE TOTAL       BEST QUARTER             13.34%
RETURN AS OF 6/30/01 WAS -4.98%.                  4th quarter, 1998

                                    WORST QUARTER            -4.84%
                                                  4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for the period ended December 31, 2000(1,3)

                                           PAST 1 YR.  PAST 5 YRS.  PAST 10 YRS.
BALANCED FUND (AFTER EXPENSES)             -2.55       13.91        12.40
S&P 500 INDEX (NO EXPENSES)                -9.10       18.33        17.44
LEHMAN GOV'T/CREDIT INDEX (NO EXPENSES)    11.85        6.24         8.00
LEHMAN AGGREGATE BOND INDEX (NO EXPENSES)  11.63        6.46         7.96
LIPPER BALANCED FUNDS INDEX (NO EXPENSES)   2.39       11.80        12.45

(1)  THE FUND COMMENCED OPERATIONS ON 3/29/88.
(2)  THE FUND'S FISCAL YEAR END IS 12/31.
(3) IN THE PAST, THE FUND HAS COMPARED ITS PERFORMANCE TO THE LEHMAN GOV'T/CREDIT INDEX, BUT IN THE FUTURE, THE FUND INTENDS TO COMPARE ITS PERFORMANCE TO THE LEHMAN AGGREGATE BOND INDEX INSTEAD. IT IS BELIEVED THAT THE NEW BENCHMARK IS MORE APPROPRIATE SINCE IT MORE ACCURATELY REFLECTS THE FUND'S INVESTMENT STRATEGY.

INVESTOR EXPENSES FOR SELECT SHARES
The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                                                          0.50%
DISTRIBUTION (RULE 12B-1) FEES                                           NONE
SHAREHOLDER SERVICE FEES                                                 0.25%
OTHER EXPENSES(3)                                                        0.31%
-------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                 1.06%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                                 (0.06)%
-------------------------------------------------------------------------------
NET EXPENSES(4)                                                          1.00%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment

-  your investment has a 5% return each year

-  net expenses for one year and total operating expenses thereafter, and

-  all shares sold at the end of each time period.

The example is for comparison only; the actual return for the Select Shares and your actual costs may be higher or lower.

                        1 YR.    3 YRS.   5 YRS.   10 YRS.
YOUR COST ($)           $102     $331     $579     $1,289

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

           JPMORGAN         CAPITAL GROWTH FUND

RISK/RETURN SUMMARY

FOR A MORE DETAILED DISCUSSION OF THE FUND'S INVESTMENTS AND THEIR MAIN

RISKS, AS WELL AS FUND STRATEGIES, PLEASE SEE PAGES X - X.

THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within a universe of S&P Mid Cap 400 Index at the time of purchase. Market capitalization is the total market value of a company's shares.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

JPMFAM (USA), the Fund's adviser, applies an active equity management style focused on investing in mid-sized companies. The Fund will focus on companies with high quality management with a leading or dominant position in a major product line, new or innovative products and service or process, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock section process which focuses on identifying attractively valued companies with positive business fundamentals.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

[SIDENOTE]
FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities do not as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's former Institutional Class Shares, which will be renamed "Select" Class Shares as of the date of this prospectus. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P MidCap 400 Index, a widely recognized market benchmark, and the Lipper Mid-Cap Core Funds Index.

The performance for the period before Select Shares were launched on 1/24/96 is based on the performance of Class A shares of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -2.82%.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)


                                         PAST 1 YR.    PAST 5 YRS.   PAST 10 YRS.
 CAPITAL GROWTH FUND (AFTER EXPENSES)       14.60        16.23         19.49
 S&P MIDCAP 400 INDEX (NO EXPENSES)         17.50        20.41         19.86
 LIPPER MID-CAP CORE FUNDS
 INDEX (NO EXPENSES)                         6.26        16.17         17.94


(1) THE FUND COMMENCED OPERATIONS ON 1/24/96. FOR THE PERIOD 1/1/91 THROUGH 1/24/96, RETURNS REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE FUND.

(2) THE FUND'S FISCAL YEAR END IS 10/31.


YEAR-BY-YEAR RETURNS(1,2)

[CHART]

           1991         70.74%
           1992         12.95%
           1993         20.17%
           1994         -1.31%
           1995         22.24%
           1996         24.64%
           1997         23.88%
           1998          5.93%
           1999         13.23%
           2000         14.60%


BEST QUARTER                  26.78%

            1st quarter, 1991

WORST QUARTER                -19.49%

            3rd quarter, 1998



INVESTOR EXPENSES FOR SELECT SHARES

The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)


 MANAGEMENT FEES                                                 0.40%
 DISTRIBUTION (RULE 12B-1) FEES                                   NONE
 SHAREHOLDER SERVICE FEES                                        0.25%
 OTHER EXPENSES(3)                                               0.41%
 TOTAL OPERATING EXPENSES                                        1.06%
 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                        (0.13)
 NET EXPENSES(4)                                                 0.93%


EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return for the Select Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
 YOUR COST ($)                  $95        $324        $572        $1,282

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.93% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities. Its equity investments may include convertible securities, preferred stocks and ADRs.

Although the Fund intends to invest primarily in investment-grade debt securities, it may also invest in investment-grade debt securities, high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.

In managing the Fund, the adviser seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

- FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's former Institutional Shares, which will be renamed "Select" Shares as of the date of this prospectus. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large-Cap Core Funds Index.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -10.34%.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)


                                                                   LIFE
                                      PAST 1 YR.    PAST 5 YRS.   OF FUND
CORE EQUITY FUND (AFTER EXPENSES)      -11.99         18.46         15.39
S&P 500 INDEX (NO EXPENSES)             -9.10         18.33         17.11
LIPPER LARGE-CAP CORE FUNDS INDEX
(NO EXPENSES)                           -7.37         16.79         15.34


(1) THE FUND COMMENCED OPERATIONS ON 4/1/93.

(2) THE FUND'S FISCAL YEAR END IS 12/31.


YEAR-BY-YEAR RETURNS(1,2)

           1994         -4.03%
           1995         25.53%
           1996         22.54%
           1997         33.33%
           1998         30.95%
           1999         23.89%
           2000        -11.99%


BEST QUARTER                  22.97%
                 4th quarter, 1998
WORST QUARTER                -11.00%
                 4th quarter, 2000

INVESTOR EXPENSES FOR SELECT SHARES

The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)


MANAGEMENT FEES                                                        0.50%
DISTRIBUTION (RULE 12B-1) FEES                                          NONE

SHAREHOLDER SERVICE FEES                                               0.25%
OTHER EXPENSES(3)                                                      0.30%

TOTAL OPERATING EXPENSES                                               1.05%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                               (0.05)%

NET EXPENSES(4)                                                        1.00%


EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.


                 1 YR.    3 YRS.   5 YRS.   10 YRS.
YOUR COST ($)     $102     $329     $575    $1,278


(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMorgan DISCIPLINED EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500).

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the S&P 500. The Fund does not look to overweight or underweight industries.

Within each industry, the Fund modestly overweights stocks that it considers undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The Fund may invest any portion of its assets that isn't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, J.P. Morgan Investment Management, Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark. During these periods, the actual returns of Select Shares would have been lower than shown because Select Shares have higher expenses than Institutional Shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.43%.

YEAR-BY-YEAR RETURNS(1,2)
           1998         32.35%
           1999         18.32%
           2000        -10.87%

BEST QUARTER      22.85%
       4th quarter, 1998

WORST QUARTER    -9.91%
      3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                                 PAST 1 YR.   LIFE OF FUND
DISCIPLINED EQUITY FUND
(AFTER EXPENSES)                                    -10.87        15.45

S&P500 INDEX (NO EXPENSES)                          -9.11         15.79

(1) THE FUND COMMENCED OPERATIONS ON 1/3/97 AND RETURNS REFLECT PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES, THE PREDECESSOR TO THE SELECT SHARES, FROM 1/31/97. DURING THESE PERIODS, THE ACTUAL RETURNS OF SELECT SHARES WOULD HAVE BEEN LOWER THAN THOSE SHOWN BECAUSE SELECT SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL SHARES.

(2) THE FUND'S FISCAL YEAR END IS 5/31.

ESTIMATED INVESTOR EXPENSES FOR SELECT SHARES

The estimated expenses of the Select Shares before and after reimbursement are shown below. The Select Shares has no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE
DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                                                         0.35%
DISTRIBUTION (RULE 12b-1) FEES                                           NONE
SHAREHOLDER SERVICE FEES                                                0.25%
OTHER EXPENSES(3)                                                       0.24%
TOTAL OPERATING EXPENSES                                                0.84%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                                (0.09)%
NET EXPENSES(4)                                                         0.75%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                  1 YR.    3 YRS.   5 YRS.   10YRS.
YOUR COST ($)     $77      $240     $438    $1,011

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.75% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04. THE TOTAL ANNUAL OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.73% FOR SELECT SHARES DUE TO CONTRACTUAL CAPS ON OTHER CLASSES OF SHARES WHICH REQUIRE FUND LEVEL SUBSIDIES. THIS ARRANGEMENT MAY END WHEN THESE FUND LEVEL SUBSIDIES ARE NO LONGER REQUIRED.

JPMORGAN DIVERSIFIED FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY

Drawing on a variety of analytical tools, the portfolio management team allocates assets among various types of stock and bond investments, based on the following model allocation:

- 52% medium- and large-cap U.S. stocks

- 35% U.S. and foreign bonds

- 10% foreign stocks

- 3% small-cap U.S. stocks

The team may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the team selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its economic sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the team ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the team uses fundamental, economic, and capital markets research to select securities. The team actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment-grade bond universe (currently about 5 years).

The Fund may also invest up to 25% of its assets in high-yield, non-investment grade securities rated BB, Ba or B.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes.

The Fund may invest any portion of its assets that aren't in stocks or fixed-

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the Fund's management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock and bond markets as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium-and large-capitalization domestic stocks.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.

The Fund may invest in mid- and smallcapitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark and the S&P 500 Index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000 (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices. During these periods, the actual returns of Select Shares would have been lower than shown because Select Shares have higher expenses than Institutional Shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS(1,2)
           1994         0.93%
           1995        26.84%
           1996        13.68%
           1997        18.89%
           1998        18.60%
           1999        14.23%
           2000        -3.97%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -2.91%.

BEST QUARTER      13.48%
       4th quarter, 1998

WORST QUARTER     -6.13%
       3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                    PAST 1 YR.   PAST 5 YRS.   LIFE OF FUND
DIVERSIFIED FUND (AFTER EXPENSES)     -3.97         11.95         12.11
FUND BENCHMARK (NO EXPENSES)          -2.30         13.06         12.87
S&P 500 INDEX (NO EXPENSES)           -9.11         18.33         17.94

(1) THE FUND COMMENCED OPERATIONS ON 9/10/93 AND RETURNS REFLECT PERFORMANCE
    OF THE FUND'S INSTITUTIONAL SHARES, THE PREDECESSOR TO THE SELECT SHARES, FROM 9/30/93. DURING THESE PERIODS, THE ACTUAL RETURNS OF SELECT SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE SELECT SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL SHARES.

(2) THE FUND'S FISCAL YEAR END IS 6/30.

ESTIMATED INVESTOR EXPENSES FOR SELECT SHARES

The estimated expenses of the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT
ARE DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                             0.55%
DISTRIBUTION (RULE 12B-1) FEES              NONE
SHAREHOLDER SERVICE FEES                    0.25%
OTHER EXPENSES(3)                           0.26%
                                            -----
TOTAL OPERATING EXPENSES                    1.06%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)    (0.08)%
                                            -----
NET EXPENSES(4)                             0.98%
                                            -----

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                  1 YR.   3 YRS.   5 YRS.   10 YRS.
YOUR COST ($)     $100     $312     $560    $1,271

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
    YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST
    COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.98% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04. THE TOTAL ANNUAL OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.91% FOR SELECT SHARES DUE TO CONTRACTUAL CAPS ON OTHER CLASSES OF SHARES WHICH REQUIRE FUND LEVEL SUBSIDIES.

JPMORGAN DYNAMIC SMALL CAP FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks capital growth over the long term.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600/BARRA Growth Index stocks. Market capitalization is the total market value of a company's shares.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

JPMFAM (USA), the Fund's adviser, applies an active equity management style focused on investing in small sized companies with strong earnings prospects that are increasing their market share. The Fund emphasizes companies with accelerating revenue growth, sustainable earnings trends, a strong management team and attractive profitability characteristics such as dominant market share, proprietary technology, new product cycle, barriers to entry and modest financial leverage.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying a stock in order to determine if the stock is still an attractive investment opportunity.

[SIDENOTE]
BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

[SIDENOTE]
FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's former Institutional Shares, which will be renamed "Select" Shares as of the date of this prospectus. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the S&P SmallCap 600/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Small-Cap Growth Funds Index.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

[CHART]
YEAR-BY-YEAR RETURNS(1,2)

1998         13.46%
1999         30.19%
2000         11.91%

BEST QUARTER            24.06%
4th quarter, 1999
WORST QUARTER          -18.98%
3rd quarter, 1998

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -9.53%.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)


                                                                  LIFE
                                                    PAST 1 YR.    OF FUND
DYNAMIC SMALL CAP FUND (AFTER EXPENSES)                11.91    24.50
S&P SMALLCAP 600/BARRA GROWTH INDEX (NO EXPENSES)       0.57    11.87
LIPPER SMALL-CAP GROWTH FUNDS INDEX (NO EXPENSES)      -8.25    15.85

(1) THE FUND COMMENCED OPERATIONS ON 4/5/99. FOR THE PERIOD 1/1/98 THROUGH 4/5/99, RETURNS REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE FUND.

(2)  THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR SELECT SHARES

The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                                   0.65%
DISTRIBUTION (RULE 12B-1) FEES                     NONE
SHAREHOLDER SERVICE FEES                          0.25%
OTHER EXPENSES(3)                                 1.45%
TOTAL OPERATING EXPENSES                          2.35%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)          (1.25)%
NET EXPENSES(4)                                   1.10%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment
-  5% return each year
-  net expenses for one year and total operating expenses thereafter, and
-  all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                           1 YR.    3 YRS.    5 YRS.    10 YRS.
YOUR COST ($)              $112     $614     $1,142     $2,590

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.10% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

(5)  GROSS EXPENSES HAVE BEEN RESTATED FROM THE MOST RECENT FISCAL YEAR END.

JPMORGAN EQUITY GROWTH FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to provide capital appreciation. Producing current income is a secondary objective.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, it may also invest in investment-grade debt securities.

The Fund may invest any portion of its assets that isn't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, JPMFAM (USA), the adviser, seeks capital appreciation by emphasizing the growth sectors of the economy. The adviser looks for companies with one or more of the following characteristics:

- projected earnings growth rate that's greater than or equal to the equity markets in general

- return on assets and return on equity equal to or greater than the equity markets in general

[SIDENOTE]
BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

[SIDENOTE]
FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

-  market capitalization of more than $500 million.

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
-  ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

-  WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
   PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

-  REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

-  ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's former Institutional Shares, which will be renamed "Select" Shares as of the date of this prospectus. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Growth Index, a widely recognized market benchmark, and the Lipper Large-Cap Growth Funds Index.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -11.56%.

[CHART]
YEAR-BY-YEAR RETURNS(1,2)

1991         31.69%
1992          6.43%
1993          2.48%
1994         -0.90%
1995         25.78%
1996         20.52%
1997         37.20%
1998         41.38%
1999         31.85%
2000        -23.65%

BEST QUARTER              27.40%
   4th quarter, 1998

WORST QUARTER            -17.83%
   4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                PAST 1 YR.  PAST 5 YRS.  PAST 10 YRS.
EQUITY GROWTH FUND (AFTER EXPENSES)               -23.65       18.67        15.47
S&P 500/BARRA GROWTH INDEX (NO EXPENSES)          -22.08       19.16        17.60
LIPPER LARGE-CAP GROWTH FUNDS INDEX (NO EXPENSES) -19.68       17.85        17.32

(1)  THE FUND COMMENCED OPERATIONS ON 3/29/88.

(2)  THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT SHARES

The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                                  0.50%
DISTRIBUTION (RULE 12B-1) FEES                    NONE
SHAREHOLDER SERVICE FEES                         0.25%
OTHER EXPENSES(3)                                0.27%
TOTAL OPERATING EXPENSES                         1.02%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)         (0.02)%
NET EXPENSES(4)                                  1.00%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment
-  5% return each year
-  net expenses for one year and total operating expenses thereafter, and
-  all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                                          1 YR.   3 YRS.   5 YRS.   10 YRS.
YOUR COST ($)                              $102    $323     $561    $1,246

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED FOR THE MOST RECENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMORGAN EQUITY INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to invest in securities that provide both capital appreciation and current income.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund uses an active equity management style which focuses on both earnings momentum and valuation within the universe of primarily income-oriented stocks. The Fund normally invests at least 65% of its total assets in equity securities.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities it may also invest in investment grade debt securities, high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

JPMFAM (USA), the adviser, seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's former Institutional Shares, which will be renamed "Select" Shares as of the date of this prospectus. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Equity Income Funds Index.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

YEAR-BY-YEAR RETURNS(1,2)
                                      1991                  22.10%
                                      1992                   5.61%
                                      1993                  12.34%
                                      1994                  -3.37%
                                      1995                  33.72%
                                      1996                  17.87%
                                      1997                  31.05%
                                      1998                  26.20%
                                      1999                  13.06%
                                      2000                  -3.85%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -8.78%.

     BEST QUARTER          18.89%
                4th quarter, 1998

          WORST QUARTER    -8.07%
                3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                     PAST 1 YR.  PAST 5 YRS.  PAST 10 YRS.
EQUITY INCOME FUND (AFTER EXPENSES)  -3.85       16.21       14.77
S&P 500 INDEX (NO EXPENSES)          -9.10       18.33       17.44
EQUITY INCOME (NO EXPENSES)           7.46       13.42       14.45

(1)  THE FUND COMMENCED OPERATIONS ON 3/29/88.

(2)  THE FUND'S FISCAL YEAR END IS 12/31.

INVESTOR EXPENSES FOR SELECT SHARES

The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED
FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                           0.40%
DISTRIBUTION (RULE 12B-1) FEES            NONE
SHAREHOLDER SERVICE FEES                  0.25%
OTHER EXPENSES(3)                         0.38%
-----------------------------------------------
TOTAL OPERATING EXPENSES                  1.03%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)   0.13%
-----------------------------------------------
NET EXPENSES(4)                           0.90%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return for the Select Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
YOUR COST ($)                   $92        $315        $556        $1,248

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.90% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMORGAN GROWTH AND INCOME FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to provide capital growth over the long term and earn income from dividends.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks. JPMFAM (USA), the Fund's adviser, applies an active equity management style focused on identifying attractively valued stocks given their growth potential over a long-term time horizon. The securities held by the Fund will be of companies with market capitalizations equal to those within the universe of S&P 500 Index stocks. The adviser will emphasize companies which are leaders within leading industries. The Fund will also focus on companies with strong revenue gains and positive earnings trends. The Fund will also emphasize companies with low price-to-book and price-to-cash flows ratios. The Fund will seek to earn income by investing in companies that display or have the potential for displaying level or rising dividends.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, under normal market conditions, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

INVESTMENT PROCESS

JPMFAM (USA), the Fund's adviser, applies an active equity management style. The Fund will focus on companies with high quality management with a leading or dominant position in a major product line, new or innovative products and service or process, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock section process which focuses on identifying attractively valued companies with positive business fundamentals.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if the companies in which it invests do not pay dividends.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH GROWTH AND INCOME POTENTIAL TO FURTHER DIVERSIFY A PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's former Institutional Shares, which will be renamed "Select" Shares as of the date of this prospectus. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and ten years. It compares that performance to the S&P 500/BARRA Value Index, a widely recognized market benchmark, which contains large companies with low price-to-book ratios relative to the S&P 500 Index, and the Lipper Large-Cap Value Funds Index.

The performance for the period before Institutional Shares were launched on 1/24/96 is based on the performance of Class A shares of the Fund.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

YEAR-BY-YEAR RETURNS(1,2)
           1991         59.13%
           1992         15.06%
           1993         12.99%
           1994         -3.41%
           1995         27.55%
           1996         19.86%
           1997         30.07%
           1998         14.50%
           1999          8.52%
           2000          0.86%

BEST QUARTER      33.98%
       1st quarter, 1991

WORST QUARTER     -12.11%
        3rd quarter, 1998

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -4.64%.

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                                 PAST 1 YR.    PAST 5 YRS.     PAST 10 YRS.
GROWTH AND INCOME FUND (AFTER EXPENSES)              0.86         14.33          17.41
S&P 500/ BARRA VALUE INDEX (NO EXPENSES)             6.08         16.81          16.88
LIPPER LARGE-CAP VALUE FUNDS INDEX (NO EXPENSES)     1.95         15.74          16.12

(1) THE FUND COMMENCED OPERATIONS ON 9/22/87. FOR THE PERIOD 9/22/87 THROUGH 1/24/96, RETURNS REFLECT THE PERFORMANCE OF CLASS A SHARES OF THE FUND.

(2) THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR SELECT SHARES

The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED
FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                                      0.40%
DISTRIBUTION (RULE 12B-1) FEES                       NONE
SHAREHOLDER SERVICE FEES                             0.25%
OTHER EXPENSES(3)                                    0.28%
                                                    ------
TOTAL OPERATING EXPENSES                             0.93%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)              0.03%
                                                    ------
NET EXPENSES(4)                                      0.90%
                                                    ------

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                 1 YR.    3 YRS.   5 YRS.   10 YRS.
YOUR COST ($)     $92      $293     $512    $1,140

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.90% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMORGAN MID CAP VALUE FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that Robert Fleming Inc., the adviser, believes to be undervalued. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

Robert Fleming Inc., the adviser, is a `bottom-up' manager and stock selection is based on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with over 70 national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by three component analyses: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

uses an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of 30-50 securities. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme valuation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in U.S. securities.

Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:

- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT

- WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A
PORTFOLIO

- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS

- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL

- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the performance record of the Fund's Institutional Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and life of the Fund. It compares that performance to the S&P/BARRA Mid Cap 400 Value Index and the Russell Mid Cap Value Index, widely recognized market benchmarks.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. The adviser and some other service providers of the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 8.50%.

YEAR-BY-YEAR RETURNS(1,2)
           1998         19.77%
           1999         13.87%
           2000         35.28%


BEST QUARTER                 17.96%
  4th quarter (calendar year), 1998

WORST QUARTER               -11.06%
  3rd quarter (calendar year), 1998

AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                                   PAST 1 YR.   LIFE OF FUND
MID CAP VALUE FUND (AFTER EXPENSES)                   35.28         23.45
S&P/BARRA MID CAP 400 VALUE INDEX (NO EXPENSES)       27.84         13.34
RUSSELL MID CAP VALUE INDEX (NO EXPENSES)             19.18          9.87

(1) THE FUND COMMENCED OPERATIONS ON 11/13/97 AND RETURNS REFLECT THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES, THE PREDECESSOR TO THE SELECT SHARES.

(2) THE FUND'S FISCAL YEAR END IS 9/30.

INVESTOR EXPENSES FOR SELECT SHARES

The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED
FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                           0.70%
DISTRIBUTION (RULE 12B-1) FEES            NONE
SHAREHOLDER SERVICE FEES                  NONE
OTHER EXPENSES(3)                         1.10%
                                         -------
TOTAL OPERATING EXPENSES                  1.80%
FEE WAIVER/EXPENSE REIMBURSEMENT(4)      (0.80)%
                                         -------
NET EXPENSES(4)                           1.00%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                  1 YR.     3 YRS.    5 YRS.   10 YRS.
YOUR COST ($)     $102      $488      $900     $2,050

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.00% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMorgan SMALL CAP EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as fund strategies, please see pages x-x.

THE FUND'S OBJECTIVE
The Fund seeks capital growth over the long term.

THE FUND'S MAIN
INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. Small cap companies are companies with market capitalizations equal to those within the universe of S&P SmallCap 600 Index stocks. Market capitalization is the total market value of a company's shares.

Prior to the date of this prospectus the Fund was closed to new investors.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

Although the Fund intends to invest primarily in equity securities, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (but not its investment objective) without shareholder approval.

INVESTMENT PROCESS

JPMFAM (USA), the Fund's adviser, applies an active equity management style and a disciplined stock selection process which focuses on companies with positive business fundamentals such as strong earnings prospects and increasing market share. The Fund will also focus on companies with high quality management, a leading or dominant position in a major product line, new or

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

innovative products and service, or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources.

In determining whether to sell a stock, the adviser will use the same type of analysis that it uses in buying stocks in order to determine whether the stock is still an attractive investment opportunity.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if securities which the advisers believe are undervalued do not appreciate as much as the advisers anticipate or if companies which the advisers believe will experience earnings growth do not grow as expected.

Investments in foreign securities may be riskier than investments in the United States. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.


[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
 - WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
 - REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
 - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's former Institutional Shares, which will be renamed "Select" Shares as of the date of this prospectus. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past six calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year, five years and life of the Fund. It compares that performance to the S&P SmallCap 600 Index, a widely recognized market benchmark, and the Lipper Small-Cap Core Funds Index.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.00%.

[CHART]

YEAR-BY-YEAR RETURNS(1,2)

           1995         54.04%
           1996         29.18%
           1997         18.15%
           1998          3.71%
           1999         14.37%
           2000         14.80%

BEST QUARTER            19.51%
            4th quarter, 1998
WORST QUARTER          -21.04%
            3rd quarter, 1998



AVERAGE ANNUAL TOTAL RETURN (%)

Shows performance over time, for periods ended December 31, 2000(1)

                                          PAST 1 YR.   PAST 5 YRS.  LIFE OF FUND
SMALL CAP EQUITY FUND (AFTER EXPENSES)      14.80        15.76        22.04
S&P SMALLCAP 600 INDEX (NO EXPENSES)        11.80        13.57        16.15
SMALL-CAP CORE (NO EXPENSES)                 6.93        12.44        15.28

(1) THE FUND COMMENCED OPERATIONS ON 5/7/96. FOR THE PERIOD 1/1/95 THROUGH 5/6/96, RETURNS REFLECT PERFORMANCE OF THE FUND'S CLASS A SHARES.
(2)   THE FUND'S FISCAL YEAR END IS 10/31.

INVESTOR EXPENSES FOR SELECT SHARES

The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)


MANAGEMENT FEES                                                         0.65%
DISTRIBUTION (RULE 12B-1) FEES                                           NONE
SHAREHOLDER SERVICE FEES                                                 0.25%
OTHER EXPENSES(3)                                                        0.23%
TOTAL OPERATING EXPENSES                                                 1.13%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                                 (0.25)%
NET EXPENSES(4)                                                          0.88%

EXPENSE EXAMPLE(4) The example is intended to help you compare the cost of investing in the Select Shares of Fund with the cost of investing in other mutual funds. The example assumes:
- $10,000 initial investment
- 5% return each year
- net expenses for one year and total operating expenses thereafter, and
- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                 1 YR.    3 YRS.   5 YRS.   10 YRS.
YOUR COST ($)     $90      $334     $598    $1,352

(3)  "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.88% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN
INVESTMENT STRATEGY

Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of issuers with market capitalizations of not more than $1.5 billion, at initial time of purchase, that Robert Fleming Inc., the adviser, believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Fund may invest up to 10% of its total assets in foreign securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

Robert Fleming Inc., the adviser, is a `bottom-up' manager and stock selection is based on company fundamentals. The adviser combines qualitative screening with proprietary fundamental analysis to construct portfolios. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits over 250 companies each year, along with another 250 in-office meetings and conference contacts.

During the research phase, the adviser looks for companies that it believes can

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.

The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; the market capitalization of a security may exceed the Fund's guidelines.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if companies which the adviser believes will experience earnings growths do not grow as expected.

Investments in foreign securities may be riskier than investments in U.S. securities.

Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for nonhedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.


[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

THE FUND'S PAST PERFORMANCE

This section shows the performance record of the Fund's Institutional Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and life of the Fund. It compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, widely recognized market benchmarks.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. The adviser and some other service providers of the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -0.96%.

[CHART]
YEAR-BY-YEAR RETURNS(1,2)

                       1998         14.86%
                       1999         46.54%
                       2000         -7.79%

BEST QUARTER                        23.59%
        4th quarter (calendar year), 1998
WORST QUARTER                      -18.29%
        3rd quarter (calendar year), 1998


AVERAGE ANNUAL TOTAL RETURN (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1)

                                                     PAST 1 YR.   LIFE OF FUND

SMALL CAP GROWTH FUND (AFTER EXPENSES)                  -7.79       15.82
RUSSELL 2000 INDEX (NO EXPENSES)                        -3.02        4.80
RUSSELL 2000 GROWTH INDEX (NO EXPENSES)                -22.43        3.02


(1) THE FUND COMMENCED OPERATIONS ON 11/4/97 AND RETURNS REFLECT THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES, THE PREDECESSOR TO THE SELECT SHARES.
(2)  THE FUND'S FISCAL YEAR END IS 9/30.

INVESTOR EXPENSES FOR SELECT SHARES

The expenses for the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                                                          0.80%
DISTRIBUTION (RULE 12B-1) FEES                                           NONE
SHAREHOLDER SERVICE FEES                                                 NONE
OTHER EXPENSES(3)                                                        1.20%
TOTAL OPERATING EXPENSES                                                 2.00%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                                 (0.90)%
NET EXPENSES(4)                                                          1.10%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

-        $10,000 initial investment
-        5% return each year
-        net expenses for one year and total operating expenses thereafter, and
-        all shares sold at the end of each time period

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                              1 YR.      3 YRS.      5 YRS.       10 YRS.
YOUR COST ($)                 $112       $540        $995        $2,255

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.10% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMORGAN U.S. EQUITY FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those stocks that it considers most undervalued. The Fund generally considers selling stocks that appear overvalued.

By emphasizing undervalued stocks, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the Fund so they can differ only moderately from the industry weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:
- catalysts that could trigger a rise in a stock's price
- high potential reward compared to potential risk
- temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY
  A PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark. During these periods, the actual returns of Select Shares would have been lower than shown because Select Shares have higher expenses than Institutional Shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.79%

YEAR-BY-YEAR RETURNS(1,2)
[CHART]
           1991                 34.12%
           1992                  8.73%
           1993                 11.06%
           1994                 -0.32%
           1995                 32.83%
           1996                 21.22%
           1997                 28.58%
           1998                 24.79%
           1999                 14.88%
           2000                 -6.37%


BEST QUARTER                    21.46%
                    4th quarter, 1998
WORST QUARTER                  -17.97%
                    3rd quarter, 1998



AVERAGE ANNUAL TOTAL RETURN (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1)

                                           PAST 1 YR. PAST 5 YRS.  PAST 10 YRS.
U.S. EQUITY FUND (AFTER EXPENSES)             -6.37      15.91       16.19
S&P 500 INDEX (NO EXPENSES)                   -9.11      18.33       17.46


(1) THE FUND COMMENCED OPERATIONS ON 9/17/93. FOR THE PERIOD 10/1/93 THROUGH 12/31/00 RETURNS REFLECT PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES, THE PREDECESSOR TO THE FUND'S SELECT SHARES. FOR THE PERIOD 1/1/90 THROUGH 9/30/93, RETURNS REFLECT PERFORMANCE OF THE PIERPONT EQUITY FUND, THE PREDECESSOR OF THE FUND. DURING THESE PERIODS, THE ACTUAL RETURNS OF SELECT SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE THE SELECT SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL SHARES.

(2) THE FUND'S FISCAL YEAR END IS 5/31.

ESTIMATED INVESTOR EXPENSES FOR SELECT SHARES

The estimated expenses of the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                                                         0.40%
DISTRIBUTION (RULE 12B-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25%
OTHER EXPENSES(3)                                                       0.24%
-----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                0.89%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                                (0.10)%
-----------------------------------------------------------------------------
NET EXPENSES(4)                                                         0.79%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                 1 YR.    3 YRS.   5 YRS.   10 YRS.
YOUR COST ($)     $81      $252     $462    $1,067

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.79% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.

JPMORGAN U.S. SMALL COMPANY FUND


RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks is to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $125 million and less than $2 billion when purchased. Industry by industry, the Fund's weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.

- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

[SIDENOTE]

INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing shares will be re-named "Institutional" and Select Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell 2000 Index, a widely recognized market benchmark. During these periods, the actual returns of Select Shares would have been lower than shown because Select Shares have higher expenses than Institutional Shares.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -1.73%


[CHART]
YEAR-BY-YEAR RETURNS(1,2)

           1991         59.59%
           1992         18.98%
           1993          8.59%
           1994         -5.81%
           1995         31.88%
           1996         20.84%
           1997         22.70%
           1998         -5.28%
           1999         44.30%
           2000         -9.59%


BEST QUARTER            34.75%
            4th quarter, 1999
WORST QUARTER          -21.61%
            3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURN (%)

SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1)

                                      PAST 1 YR.  PAST 5 YRS.  PAST 10 YRS.
U.S. SMALL COMPANY FUND
(AFTER EXPENSES)                         -9.59      12.87         16.72
RUSSELL 2000 INDEX (NO EXPENSES)         -3.02      10.31         15.53

  (1) THE FUND COMMENCED OPERATIONS ON 11/4/93. FOR THE PERIOD 12/1/93 THROUGH 12/31/00 RETURNS REFLECT PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES, THE PREDECESSOR TO THE FUND'S SELECT SHARES. FOR THE PERIOD 1/1/90 THROUGH 11/30/93 RETURNS REFLECT PERFORMANCE OF THE PIERPONT CAPITAL APPRECIATION FUND, THE PREDECESSOR OF THE FUND. DURING THESE PERIODS, THE ACTUAL RETURNS OF SELECT SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE SELECT SHARES HAVE HIGHER EXPENSES THAN INSTITUTIONAL SHARES.

  (2) THE FUND'S FISCAL YEAR END IS 5/31.

ESTIMATED INVESTOR EXPENSES FOR SELECT SHARES

The estimated expenses of the Select Shares before and after reimbursement are shown below. The Select Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                                               0.60%
DISTRIBUTION (RULE 12B-1) FEES                                NONE
SHAREHOLDER SERVICE FEES                                      0.25%
OTHER EXPENSES(3)                                             0.24%
--------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                      1.09%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                      (0.08)%
--------------------------------------------------------------------
NET EXPENSES(4)                                               1.01%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                 1 YR.    3 YRS.   5 YRS.   10 YRS.
YOUR COST ($)     $103     $322     $576    $1,306

(3) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 1.01% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

RISK/RETURN SUMMARY

For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE

The Fund seeks to provide long-term growth from a portfolio of small company growth stocks.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in stocks of small U.S. companies whose market capitalization is greater than $125 million and less than $2 billion when purchased. While the Fund holds stocks in many industries to reduce the impact of poor performance in any one sector, it tends to emphasize industries with higher growth potential. The Fund is invested in sectors represented in its benchmark, the Russell 2000 Growth Index.

In searching for companies, the Fund employs a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The Fund seeks to buy stocks when they are attractively valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS

In managing the Fund, JPMIM, the Fund's adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In

[SIDENOTE]

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOALS.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING

HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of the adviser's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than medium- or large-cap stocks, and have also involved higher risks. The Fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. Because the Fund seeks to outperform the Russell 2000 Growth Index but does not seek to replicate it, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.

[SIDENOTE]

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Select Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing shares will be renamed "Select" and Institutional Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the Russell 2000 Growth Index. This is a widely recognized, unmanaged index of Small Cap U.S. Growth Stocks used as a measure of overall U.S. Small Cap Growth Stock performance.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -12.20%.

[CHART]
YEAR-BY-YEAR RETURNS(1,2)

           1998         5.21%
           1999        61.63%
           2000       -21.63%

BEST QUARTER           42.58%
           4th quarter, 1999
WORST QUARTER    -24.30%
           4th quarter, 2000

AVERAGE ANNUAL TOTAL RETURN (%)
SHOWS PERFORMANCE OVER TIME, FOR PERIODS ENDED DECEMBER 31, 2000(1)
                                                   PAST 1 YR.   LIFE OF FUND

U.S. SMALL COMPANY OPPORTUNITIES FUND
(AFTER EXPENSES)                                     -21.63         13.02
RUSSELL 2000 GROWTH INDEX (NO EXPENSES)               22.43          5.50

(1) THE FUND COMMENCED OPERATIONS ON 6/16/97 AND RETURNS REFLECT PERFORMANCE OF THE FUND FROM 6/30/97.
(2) THE FUND'S FISCAL YEAR END IS 5/31.

INVESTOR EXPENSES FOR SELECT SHARES

The expenses of the Select Shares before and after reimbursement are shown below. The Select Shares has no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT SHARES ASSETS)

MANAGEMENT FEES                                                         0.60%
DISTRIBUTION (RULE 12B-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25%
OTHER EXPENSES(3)                                                       O.25%
-----------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                                1.10%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                                (0.08)%
-----------------------------------------------------------------------------
NET EXPENSES(4)                                                         1.02%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Select Shares and your actual costs may be higher or lower.

                  1 YR.   3 YRS.   5 YRS.   10 YRS.
YOUR COST ($)     $104     $325     $582    $1,317

(3) "OTHER EXPENSES" ARE BASED ON AMOUNTS FOR THE CURRENT FISCAL YEAR.

(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE
     EXTENT TOTAL OPERATING EXPENSES OF THE SELECT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 1.02% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.

             THE FUNDS' MANAGEMENT AND ADMINSTRATION

The Disciplined Equity, Diversified, U.S. Equity, and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The U.S. Small Company Opportunities Fund is a series of J.P. Morgan Funds, a Massachusetts business trust. The Balanced, Core Equity, Equity Growth, and Equity Income Funds are series of Mutual Fund Investment Trust a, Massachusetts business trust. The Mid Cap Value and Small Cap Growth Funds are series of Fleming Mutual Fund Group, Inc., a Massachusetts business trust. The Capital Growth, Dynamic Small Cap, Growth and Income, and Small Cap Equity Funds are series of Mutual Fund Group, a Massachusetts business trust. The trustees of each trust are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISERS

JPMIM, JPMFAM (USA) and Robert Fleming, Inc. (Robert Fleming) are the investment advisers and make the day-to-day investment decisions for the Funds.

JPMIM is the investment adviser for the Disciplined Equity, Diversified, U.S. Equity, U.S. Small Company, and U.S. Small Company Opportunities Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036.

JPMFAM (USA) is the investment adviser for the Balanced, Capital Growth, Core Equity,Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, and Small Cap Equity Funds. Prior to February 28, 2001, the adviser to the Funds was The Chase Manhattan Bank (Chase). JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

Robert Fleming is the investment adviser for the Mid Cap Value and Small Cap Growth Funds. Robert Fleming is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM, JPMFAM (USA) and Robert Fleming are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. During the most recent fiscal year, each adviser (as applicable) was paid management fees (net of waivers) as a percentage of average net assets as follows:

[CHART]

                                        FISCAL
FUND                                   YEAR END               %
BALANCED FUND                          5/30                   0.50%
CAPITAL GROWTH FUND                   10/31                   0.40%
CORE EQUITY FUND                      10/31                   0.50%
DISCIPLINED EQUITY FUND                5/30                   0.35%
DIVERSIFIED FUND                       6/30                   0.55%
DYNAMIC SMALL CAP FUND                 9/30                   0.65%
EQUITY GROWTH FUND                    12/31                   0.50%
EQUITY INCOME FUND                    12/31                   0.40%
GROWTH AND INCOME FUND                10/31                   0.40%
MID CAP VALUE FUND                     9/30                   0.70%
SMALL CAP EQUITY FUND                 10/31                   0.65%
SMALL CAP GROWTH FUND                 10/31                   0.80%
U.S. EQUITY FUND                       5/30                   0.40%
U.S. SMALL COMPANY FUND                5/30                   0.60%
U.S. SMALL COMPANY
 OPPORTUNITIES FUND                    5/30                   0.55%


PORTFOLIO MANAGERS

BALANCED FUND

Henry Lartigue and Jeff Phelps, Portfolio Manager at JPMFAM (USA), are responsible for the equity portion of the portfolio.
______________________________________________________ is responsible for the fixed income portion of the portfolio. Mr. Lartigue has managed the equity portion of the portfolio since August of 1999. Mr. Phelps has managed the equity portion of the portfolio since October 1999.

Mr. Phelps joined JPMFAM (USA) in 1997. Prior to joining JPMFAM (USA), he was employed by Houston Industries.

CAPITAL GROWTH FUND

Chris Matlock, Portfolio Manager at JPMFAM (USA) and Mr. Heintz are responsible for management of the Fund's portfolio. Mr. Matlock has worked at JPMFAM (USA) since 1994 in numerous investment management roles. Prior to joining JPMFAM (USA) he worked at Hollywood Marine, Inc. and KPMG Peat Marwick in a finance capacity. Both have been managing the Fund since August 1999. Robert Heintz, Managing Director and Director of Equity Management, and Research at JPMFAM (USA), has worked at JPMFAM (USA) since 1983 in a variety of investment management positions. Before joining JPMFAM (USA) he worked at The Bank of New York as a Portfolio Manager.

CORE EQUITY FUND

Mr. Lartigue has managed the portfolio since January of 1996. Since January 1999 the funds have been co-managed with Mr. Phelps. Please see above for information on Messrs. Lartigue and Phelps.

DISCIPLINED EQUITY FUND

The portfolio management team is led by Joseph Gill, Timothy J. Devlin, vice president, and Ralph Zingune. [Bio for Joseph Gill] Mr. Devlin has been at JPMIM since July of 1996, and prior to that was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. [Bio for Ralph Zingune]

DIVERSIFIED FUND

The portfolio management team is led by John M. Devlin, vice president, who joined the team in December of 1993 and has been at JPMIM since 1986, and Anne Lester, vice president, who joined the team in June of 2000 and has been at JPMIM since 1992. Prior to managing this Fund, Ms. Lester worked in the Product Development group and as a fixed income and currency trader and portfolio manager in Milan.

DYNAMIC SMALL CAP FUND

Mr. Lartigue and Juliet Ellis, Senior Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund's portfolio. Ms. Ellis has worked for JPMFAM (USA) since 1987 as an analyst and portfolio manager. Before joining JPMFAM (USA), she worked for Merrill Lynch, Pierce, Fenner & Smith as a financial consultant. Both have been managing the Fund since August 1999. Please see above for information on Mr. Lartigue.

EQUITY GROWTH FUND

Mr. Lartigue has managed the portfolio since July of 1994. Please see above for information on Mr. Lartigue.

EQUITY INCOME FUND

Mr. Heintz has been managing the Fund since inception. Please see above for information on Mr. Heintz.

GROWTH AND INCOME FUND

Mr. Heintz and Stephen J. O'Keefe, CFA, Portfolio Manager at JPMFAM (USA), are responsible for management of the Fund. Mr. O'Keefe joined JPMFAM (USA) in 1989. Prior to joining JPMFAM (USA), he held a position as Quantitative Analyst for the investment division of American General. Both have been managing the Fund since August 1999. Please see above for information on Mr. Heintz.

MID CAP VALUE FUND

Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Mid Cap Value Fund. Mr. Simon has worked as a portfolio manager with various affiliates of Robert Fleming Inc., the adviser, since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming Inc.

SMALL CAP EQUITY FUND

Mr. Lartigue and Ms. Ellis, are responsible for management of the Fund. Both have been managing the Fund since August 1999. Please see above for information on Mr. Lartigue and Ms. Ellis.

SMALL CAP GROWTH FUND

Christopher Mark Vyvyan Jones, serves as portfolio manager to the Small Cap Growth Fund. Mr. Jones has worked as a portfolio manager with various affiliates of Robert Fleming Inc., the adviser, since 1982 and is currently a Director of Robert Fleming Inc. Mr. Jones is head of the adviser's Small Company Investment Team.

U.S. EQUITY FUND

The portfolio management team is led by Henry D. Cavanna, managing director, and James H. Russo, vice president and CFA. Mr Cavanna has been at JPMIM since 1971. He served as manager of U.S. equity portfolios prior to managing the Fund. Mr. Russo has been at JPMIM since 1994. Previously he served in the equity research group as an analyst covering consumer cyclical stocks.

U.S. SMALL COMPANY FUND

The portfolio management team is led by Marian U. Pardo, managing director, Saira Durcanin, vice president and CFA, and Carolyn Jones, vice president. Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the Fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Durcanin has been with JPMIM since July 1995 as a small company equity analyst and portfolio manager. Ms. Jones has been with JPMIM since July 1998. Ms. Jones has served as a portfolio manager in JPMIM's private banking group and as a product specialist at Merrill Lynch Asset Management.

U.S. SMALL COMPANY OPPORTUNITIES FUND

The portfolio management team is led by Marian U. Pardo, Saira Durcanin and Carolyn Jones. See above for information on Ms. Pardo, Ms. Durcanin and Ms. Jones.

THE FUNDS' ADMINISTRATOR

Either Morgan Guaranty Trust Company of New York (Morgan Guaranty) or Chase provides administrative services and oversees each Fund's other service providers. Morgan Guaranty is the administrator for the Disciplined Equity, Diversified, U.S. Equity, U.S. Small Company and U.S. Small Company Opportunities Funds. Chase is the administrator for the Balanced, Capital Growth, Core Equity, Dynamic Small Cap, Equity Growth, Equity Income, Growth and Income, Mid Cap Value, Small Cap Equity, and Small Cap Growth Funds. The administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average net assets of all non-money market funds in the JPMorgan Funds complex plus 0.075% of average net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including Morgan and Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Shares of each Fund held by investors serviced by the shareholder servicing agent.

J.P. Morgan Fund Distributors, Inc. (JPFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The advisers and/or JPFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You don't pay any sales charge (sometimes called a load) when you buy Select Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You'll pay the next NAV calculated after the JPMorgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your representative or firm which Funds you want to buy and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
210 West 10th Street, 8th floor
Kansas City, MO 64105

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price.

You must provide a Social Security Number or Taxpayer Identification Number when you open an account. Each Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase your shares by uncertified check, you cannot sell those shares until 15 calendar days after such shares were purchased.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Funds. Orders by wire will be cancelled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

MINIMUM INVESTMENTS

Investors must buy a minimum of $1,000,000 worth of Select Shares in a Fund to open an account. Current Shareholders of Select Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Shares of this and other Funds with a minimum investment of $2,500 and there are no minimum levels for subsequent purchases. An investor can combine purchases of Select Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion. In addition, the minimum does not apply to investors who are customers of JPMorgan Private Bank.

SELLING FUND SHARES

When you sell your shares you'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You may sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE OR FINANCIAL SERVICE FIRM

Tell your representative or firm which Funds you want to sell. They'll send all necessary documents to the JPMorgan Funds Service Center.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING SHARES

You can exchange your Select Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE

You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account. This restriction does not apply to shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in August 2001 or to customers of JPMorgan Chase Private Bank.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at time of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMorgan Funds Service Center
210 West 10th Street, 8th floor
Kansas City, MO 64105

Each Fund may issue multiple classes of shares. This prospectus relates only to Select Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Disciplined Equity Fund, Diversified Fund and U.S. Equity Fund generally distribute any net investment income at least quarterly. The Select Balanced Fund, Select Equity Income Fund, Select Large Cap Equity Fund and Select Large Cap Growth Fund distribute any net investment income at least monthly. The Select Mid-Cap Equity Fund and Select Small Cap Equity Fund distribute any net investment income at least quarterly. The U.S. Small Company Fund and the U.S. Small Company Opportunities Fund generally distribute any net investment income at least semi-annually. Net capital gain is distributed annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

INVESTMENTS

This table discusses the customary types of investments which can be held by the Funds. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.

CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.

MORTGAGE DOLLAR ROLLS The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated liquid assets are used to offset leverage risk.

PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.

REPURCHASE AGREEMENTS Contracts whereby a fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby a fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.

SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

|X|   Permitted (and if applicable, percentage of net assets limitation)
| |   Permitted, but not typically used



                                                                CAPITAL   CORE     DISCIPLINED               DYNAMIC    EQUITY
PRINCIPAL TYPES OF RISK                               BALANCED  GROWTH   EQUITY      EQUITY     DIVERSIFIED  SMALL CAP  GROWTH
------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                 |X|       | |      | |        | |         |X|         | |       | |

credit, currency, liquidity, political                    |X|       |X|      |X|        |X|         |X|         |X|       |X|

credit, currency, interest rate, liquidity, market,
political                                                 |X|       | |      | |        | |         |X|         | |       | |

credit, currency, interest rate, liquidity, market,
political, valuation                                      |X|       |X|      |X|        |X|         |X|         |X|       |X|

credit, currency, interest rate, liquidity, market,
political, valuation                                      |X|       | |      | |        | |         |X|         | |       | |

credit, environmental, extension, interest rate,
liquidity, market, natural event, political,
prepayment, valuation                                     | |       | |      | |        | |         | |         | |       | |

credit, currency, extension, interest rate, leverage,
liquidity, market, political, prepayment                  |X|       | |      | |        | |         |X|         | |       | |

currency, extension, interest rate, leverage,
liquidity, market, political, prepayment                  |X|(1)    | |      | |        | |         |X|(1)      | |       | |

credit, currency, extension, interest rate, liquidity,
political, prepayment                                     |X|       | |      | |        | |         |X|         | |       | |

credit, interest rate, liquidity, market, valuation       |X|       |X|      |X|        |X|         |X|         |X|       |X|

credit, interest rate, liquidity, market,
natural event, prepayment, valuation                      |X|       |X|      |X|        |X|         |X|         |X|       |X|

credit                                                    |X|       |X|      |X|        |X|         |X|         |X|       |X|

credit                                                    |X|       | |      | |        | |(1)      | |(1)      | |       | |

credit, currency, interest rate, market, political        |X|       | |      | |        | |         |X|         | |       | |

credit, currency, interest rate, leverage, market,
political                                                 |X|       | |      | |        | |         |X|         | |       | |

credit, interest rate, market, natural event, political   | |       | |      | |        | |         | |         | |       | |

interest rate                                             |X|       | |      | |        | |         |X|         | |       | |

credit, currency, interest rate, liquidity, market,
political, valuation                                      |X|       | |      | |        | |         |X|         | |       | |


(1) All borrowing activities, including mortgage dollar rolls and reverse repurchase agreements, are subject to an aggregate limit of 33 1/3% of the Fund's total assets.


LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

INVESTMENTS

This table discusses the customary types of investments which can be held by the Funds. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.

CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.

MORTGAGE DOLLAR ROLLS The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated liquid assets are used to offset leverage risk.

PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.

REPURCHASE AGREEMENTS Contracts whereby a fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby a fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.

SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

|X|   Permitted (and if applicable, percentage of net assets limitation)
| |   Permitted, but not typically used


                                           EQUITY  GROWTH AND  MID CAP  SMALL CAP  SMALL CAP   U.S.   U.S. SMALL  U.S. SMALL COMPANY
PRINCIPAL TYPES OF RISK                    INCOME    INCOME     VALUE     EQUITY     GROWTH   EQUITY    COMPANY      OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------

credit, interest rate, market,
prepayment                                   | |       | |      | |        | |         | |         | |       | |            | |

credit, currency, liquidity, political       |X|       |X|      |X|        |X|         |X|         |X|       |X|            |X|

credit, currency, interest rate,             | |       | |      | |        | |         | |         | |       | |            | |
liquidity, market, political

credit, currency, interest rate,
liquidity, market, political,
valuation                                    |X|       |X|      |X|        |X|         |X|         |X|       |X|            |X|

credit, currency, interest rate,
liquidity, market, political,
valuation                                    | |       | |      | |        | |         | |         | |       | |            | |

credit, environmental, extension,
interest rate, liquidity, market,
natural event, political, prepayment,
valuation                                    | |       | |      | |        | |         | |         | |       | |            | |

credit, currency, extension, interest
rate, leverage, liquidity, market,
political, prepayment                        | |       | |      | |        | |         | |         | |       | |            | |

currency, extension, interest rate,
leverage, liquidity, market, political,
prepayment                                   | |       | |      | |        | |         | |         | |       | |            | |

credit, currency, extension, interest
rate, liquidity, political, prepayment       | |       | |      | |        | |         | |         | |       | |            | |

credit, interest rate, liquidity, market,
valuation                                    |X|       |X|      |X|        |X|         |X|         |X|       |X|            |X|

credit, interest rate, liquidity, market,
natural event, prepayment, valuation         |X|       |X|      |X|        |X|         |X|         |X|       |X|            |X|

credit                                       |X|       |X|      |X|        |X|         |X|         |X|       |X|            |X|

credit                                       | |       | |      | |        | |         | |         | |       | |            | |

credit, currency, interest rate, market,
political                                    | |       | |      | |        | |         | |         | |(1)    | |(1)         | |(1)

credit, currency, interest rate, leverage,
market, political                            | |       | |      | |        | |         | |         | |       | |            | |

credit, interest rate, market, natural
event, political                             | |       | |      | |        | |         | |         | |       | |            | |

interest rate                                | |       | |      | |        | |         | |         | |       | |            | |

credit, currency, interest rate,
liquidity, market, political,
valuation                                    | |       | |      | |        | |         | |         | |       | |            | |


(1) All borrowing activities, including mortgage dollar rolls and reverse repurchase agreements, are subject to an aggregate limit of 33 1/3% of the Fund's total assets.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a fund manage risk.


POTENTIAL RISKS                           POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When a Fund buys securities before      - The Funds can take advantage of         - The Funds segregates liquid assets to offset
  issue or for delayed delivery, it         attractive transaction opportunities      leverage risks
  could be exposed to leverage risk if
  it does not segregate liquid assets

SHORT-TERM TRADING
- Increased trading would raise a         - The Funds could realize gains in a      - The Funds generally avoid short-term trading,
  Fund's brokerage and related costs        short period of time                      except to take advantage of attractive or
- Increased short-term capital gains      - The Funds could protect against           unexpected opportunities or to meet demands
  distributions would raise                 losses if a stock is overvalued and       generated by shareholder activity
  shareholders' income tax liability        its value later falls

DERIVATIVES
- Derivatives such as futures,            - Hedges that correlate well with         - The Funds use derivatives, such as futures,
  options, swaps, and forward foreign       underlying positions can reduce or        options, swaps and forward foreign currency
  currency contracts(1) that are used       eliminate losses at low cost              contracts, for hedging and for risk management
  for hedging the portfolio or            - The Funds could make money and            (i.e., to adjust duration or yield curve
  specific securities may not fully         protect against losses if                 exposure, or to establish or adjust exposure
  offset the underlying positions and       management's analysis proves correct      to particular securities, markets or
  this could result in losses to a        - Derivatives that involve leverage         currencies); risk management may include
  Fund that would not have otherwise        could generate substantial gains at       management of a Fund's exposure relative to
  occurred                                  low cost                                  its benchmark. Certain Funds may also use
- Derivatives used for risk management                                                derivatives to increase the Fund's gain
  or to increase the Fund's gain may                                                - A Fund only establishes hedges that it expects
  not have the intended effects and                                                   will be highly correlated with underlying
  may result in losses or missed                                                      positions
  opportunities                                                                     - While the Funds may use derivatives that
- The counterparty to a derivatives                                                   incidentally involve leverage, they do not use
  contract could default                                                              them for the specific purpose of leveraging
- Derivatives that involve leverage                                                   their portfolio
  could magnify losses
- Certain types of derivatives involve
  costs to the Funds which can reduce
  returns

SECURITIES LENDING
- When a Fund lends a security, there     - The Funds may enhance income through    - Each adviser maintains a list of approved
  is a risk that the loaned securities      the investment of the collateral          borrowers
  may not be returned if the borrower       received from the borrower              - The Funds receive collateral equal to at least
  or the lending agent defaults                                                       100% of the current value of the securities
- The collateral will be subject to                                                   loaned
  the risks of the securities in which                                              - The lending agents indemnify the Funds against
  it is invested                                                                      borrower default
                                                                                    - Each adviser's collateral investment
                                                                                      guidelines limit the quality and duration of
                                                                                      collateral investment to minimize losses
                                                                                    - Upon recall, the borrower must return the
                                                                                      securities loaned within the normal settlement
                                                                                      period


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


POTENTIAL RISKS                           POTENTIAL REWARDS                         POLICIES TO BALANCE RISK AND REWARD
MARKET CONDITIONS
-   Each Fund's share price and           -   Stocks have generally outperformed    -   Under normal circumstances the Funds plan to
    performance will fluctuate in             more stable investments (such as          remain fully invested, with at least 65% in
    response to stock and/or bond             bonds and cash equivalents) over          stocks; stock investments may include U.S.
    market movements                          the long term                             and foreign common stocks, convertible
-   Adverse market conditions may from    -   With respect to the Diversified           securities, preferred stocks, trust or
    time to time cause a Fund to take         and Balanced Funds, a diversified,        partnership interests, warrants, rights,
    temporary defensive positions that        balanced portfolio should mitigate        REIT interests and investment company
    are inconsistent with its                 the effects of wide market                securities
    principal investment strategies           fluctuations, especially when         -   A Fund seeks to limit risk through
    and may hinder the fund from              stock and bond prices move in             diversification
    achieving its investment objective        different directions                  -   During severe market downturns, each Fund
                                                                                        has the option of investing up to 100% of
                                                                                        assets in investment-grade short-term
                                                                                        securities

MANAGEMENT CHOICES
-   A Fund could underperform its         -   A Fund could outperform its           -   The advisers focus their active management
    benchmark due to its securities           benchmark due to these same               on securities selection, the area where they
    and asset allocation choices              choices                                   believe its commitment to research can most
                                                                                        enhance returns

FOREIGN INVESTMENTS
-   Currency exchange rate movements      -   Favorable exchange rate movements     -   The Funds anticipate that total foreign
    could reduce gains or create              could generate gains or reduce            investments will not exceed 20% of assets
    losses                                    losses                                    (30% for Equity Growth Fund and 10% for
-   A Fund could lose money because of    -   Foreign investments, which                Small Cap Growth Fund)
    foreign government actions,               represent a major portion of the      -   The Funds actively manage the currency
    political instability, or lack of         world's securities, offer                 exposure of their foreign investments
    adequate and accurate information         attractive potential performance          relative to their benchmarks, and may hedge
-   Currency and investment risks tend        and opportunities for                     back into the U.S. dollar from time to time
    to be higher in emerging markets;         diversification                           (see also "Derivatives"); these currency
    these markets also present higher     -   Emerging markets can offer higher         management techniques may not be available
    liquidity and valuation risks             returns                                   for certain emerging markets investments
                                                                                    -   The Diversified Fund anticipates that total
                                                                                        foreign investments will not exceed 30% of
                                                                                        assets and the Fund may invest in emerging
                                                                                        markets

ILLIQUID HOLDINGS
-   Each Fund could have difficulty       -   These holdings may offer more         -   No Fund may invest more than 15% of net
    valuing these holdings precisely          attractive yields or potential            assets in illiquid holdings
-   Each Fund could be unable to sell         growth than comparable widely         -   To maintain adequate liquidity to meet
    these holdings at the time or             traded securities                         redemptions, each Fund may hold high quality
    price it desires                                                                    short-term securities (including repurchase
                                                                                        agreements and reverse repurchase
                                                                                        agreements) and, for temporary or
                                                                                        extraordinary purposes, may borrow from
                                                                                        banks up to 33 1/3% of the value of its
                                                                                        total assets or draw on a line of credit


FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods since shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds shown (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for Select Class Shares outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual and Semi-Annual Reports to Shareholders which are incorporated by reference into the SAI. Shareholders may obtain a copy of the reports by contacting the Funds or their Shareholder Servicing Agent.

This information has been audited, except as noted, by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements are included in the respective Fund's annual report, which are available upon request.

JPMORGAN BALANCED FUND^

                                                                            1/1/01
                                                                            THROUGH                     YEAR ENDED
                                                                            6/30/01  -----------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                        (UNAUDITED)  12/31/00  12/31/99 12/31/98  12/31/97  12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $30.27    $38.50    $34.54   $29.26    $23.66    $21.25
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                      --     0.86@     0.78@     0.73      0.74      0.63
      Net gains or losses in securities (both realized and unrealized)           --    (1.96)      4.07     6.53      4.86      1.78
                                                                            -------   -------   -------  -------   -------   -------
      Total from investment operations                                           --    (1.10)      4.85     7.26      5.60      2.41
   Less distributions:
      Dividends from net investment income                                       --      1.38      0.70     0.73        --        --
      Distributions from capital gains                                           --      5.75      0.19     1.25        --        --
                                                                            -------   -------   -------  -------   -------   -------
      Total dividends and distributions                                          --      7.13      0.89     1.98        --        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $30.27    $30.27    $38.50   $34.54    $29.26    $23.66
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  0.00%   (2.55%)    14.23%   25.15%    23.67%    11.31%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                             $0       $61      $103      $59       $36       $23
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                      0.00%     1.00%     1.00%    1.00%     1.00%     1.00%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         0.00%     2.23%     2.19%    2.32%     2.73%     2.82%
------------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                 0.00%     1.06%     1.19%    1.28%     1.28%     1.17%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits    0.00%     2.17%     2.00%    2.04%     2.45%     2.65%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          0%      134%       45%      58%       64%       70%
------------------------------------------------------------------------------------------------------------------------------------

^   Formerly Chase Balanced Fund.
@   Calculated based upon average shares outstanding.
#   Short periods have been annualized.

JPMORGAN CAPITAL GROWTH FUND^

                                                                      11/01/00
                                                                       THROUGH                YEAR ENDED               1/25/96**
                                                                       4/30/01  --------------------------------------   THROUGH
PER SHARE OPERATING PERFORMANCE                                    (UNAUDITED)  10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $48.76    $43.36    $41.53    $46.90    $41.65    $35.26
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                --@     0.04@   (0.05)@      0.07     0.13@      0.17
      Net gains or losses in securities (both realized and unrealized)  (2.07)     10.27      5.80    (0.54)     10.17      6.34
                                                                       -------   -------   -------   -------   -------   -------
      Total from investment operations                                  (2.07)     10.31      5.75    (0.47)     10.30      6.51
   Distributions to shareholders from:
      Dividends from net investment income                                  --        --        --        --      0.25      0.12
      Distributions from capital gains                                    5.48      4.91      3.92      4.90      4.80        --
                                                                       -------   -------   -------   -------   -------   -------
      Total dividends and distributions                                   5.48      4.91      3.92      4.90      5.05      0.12
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $41.21    $48.76    $43.36    $41.53    $46.90    $41.65
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                       (3.91%)    26.34%    14.71%   (1.20%)    26.98%    18.13%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     $3       $15       $18       $52       $52       $32
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                 0.93%     0.94%     0.92%     0.91%     0.91%     1.25%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    0.01%     0.09%    (0.11%)    0.11%     0.31%     0.81%
--------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                              0.98%     1.06%     0.99%     0.91%     0.91%     1.25%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements               (0.04%)   (0.03%)   (0.18%)     0.11%     0.31%     0.81%
--------------------------------------------------------------------------------------------------------------------------------

**  Commencement of offering class of shares.
@   Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^   Formerly Chase Vista Capital Growth Fund.
#   Short periods have been annualized.

JPMORGAN CORE EQUITY FUND^

                                                                            1/1/01
                                                                           THROUGH                   YEAR ENDED
                                                                           6/30/01 ------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                       (UNAUDITED) 12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $26.41   $32.24    $26.52    $21.25    $15.94    $13.01
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                     --       --     0.04@      0.09      0.14      0.16
      Net gains or losses in securities (both realized and unrealized)          --   (3.95)      6.27      6.44      5.17      2.77
                                                                           -------  -------   -------   -------   -------   -------
      Total from investment operations                                          --   (3.95)      6.31      6.53      5.31      2.93
   Less distributions:
      Dividends from net investment income                                      --       --      0.04      0.09        --        --
      Distributions from capital gains                                          --     1.88      0.55      1.17        --        --
                                                                           -------  -------   -------   -------   -------   -------
      Total dividends and distributions                                         --     1.88      0.59      1.26        --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $26.41   $26.41    $32.24    $26.52    $21.25    $15.94
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                 0.00% (11.99%)    23.89%    30.95%    33.33%    22.54%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                            $0     $143      $181       $89       $51       $29
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                     0.00%    1.00%     1.00%     1.00%     1.00%     1.00%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        0.00%  (0.01%)     0.13%     0.39%     0.74%     1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                0.00%    1.05%     1.11%     1.18%     1.20%     1.14%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits   0.00%  (0.06%)     0.02%     0.21%     0.54%     0.96%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                         0%               11%~       32%       24%       29%
--------------------------------------------------------------------------------------------------------------------------------

^   Formerly Chase Core Equity Fund.
@   Calculated based upon average shares outstanding.
~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the fund's investable assets were invested in CEP (see Note 1), and the portfolio turnover rate is disclosed at the Portfolio level.
#   Short periods have been annualized.

JPMORGAN DYNAMIC SMALL CAP FUND^^

                                                                            11/01/00
                                                                             THROUGH       YEAR   4/5/99**
                                                                             4/30/01      ENDED    THROUGH
PER SHARE OPERATING PERFORMANCE                                          (UNAUDITED)   10/31/00   10/31/99
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                          $24.65     $15.98     $14.11
----------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                  (0.06)@    (0.13)@     (0.05)
      Net gains or losses in securities (both realized and unrealized)        (5.38)       8.80       1.92
                                                                             -------    -------    -------
      Total from investment operations                                        (5.44)       8.67       1.87
   Distributions to shareholders from:
      Dividends from net investment income                                        --         --         --
      Distributions from capital gains                                          3.38         --         --
                                                                             -------    -------    -------
      Total dividends and distributions                                         3.38         --         --
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                $15.83     $24.65     $15.98
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                            (23.11%)     54.26%     13.25%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                           $0       $--+       $--+
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------
Expenses                                                                       1.10%      1.10%      1.91%
----------------------------------------------------------------------------------------------------------
Net investment income                                                        (0.66%)    (0.59%)    (0.96%)
----------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                 14.70%    15.48%^    34.70%^
----------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits  (14.26%)  (14.97%)^  (33.75%)^
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          22%        87%        92%
----------------------------------------------------------------------------------------------------------

**   Commencement of offering class of shares.
@    Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^^   Formerly Chase Vista Small Cap Opportunities Fund.
#    Short periods have been annualized.
+    Amounts round to less than one million.
^ Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

JPMORGAN EQUITY GROWTH FUND^

                                                                            1/1/01
                                                                           THROUGH                     YEAR ENDED
                                                                           6/30/01  ------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                       (UNAUDITED)  12/31/00  12/31/99  12/31/98  12/31/97  12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $43.44    $68.09    $52.36    $38.36    $27.95    $23.20
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                     --   (0.26)@   (0.14)@      0.03      0.07      0.10
      Net gains or losses in securities (both realized and unrealized)          --   (16.22)     16.78     15.78     10.34      4.65
                                                                           -------   -------   -------   -------   -------   -------
      Total from investment operations                                          --   (16.48)     16.64     15.81     10.41      4.75
   Less distributions:
      Dividends from net investment income                                      --        --        --      0.03        --        --
      Distributions from capital gains                                          --      8.17      0.91      1.78        --        --
                                                                           -------   -------   -------   -------   -------   -------
      Total dividends and distributions                                         --      8.17      0.91      1.81        --        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $43.44    $43.44    $68.09    $52.36    $38.36    $27.95
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                 0.00%  (23.65%)    31.85%    41.38%    37.20%    20.52%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                            $0      $179      $320      $179       $74       $57
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                     0.00%     1.00%     1.00%     1.00%     1.00%     1.00%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                        0.00%   (0.40%)   (0.24%)     0.05%     0.20%     0.41%
------------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                0.00%     1.02%     1.03%     1.09%     1.11%     1.08%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits   0.00%   (0.42%)   (0.27%)   (0.04%)     0.09%     0.33%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                         0%                15%~       35%       35%       62%
------------------------------------------------------------------------------------------------------------------------------------

^   Formerly Chase Equity Growth Fund.
@   Calculated based upon average shares outstanding.
~ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the fund's investable assets were invested in EGP (see Note 1), and the portfolio turnover rate is disclosed at the Portfolio level.
#   Short periods have been annualized.

JPMORGAN EQUITY INCOME FUND^

                                                                             1/1/01
                                                                            THROUGH                   YEAR ENDED
                                                                            6/30/01 --------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                        (UNAUDITED) 12/31/00 12/31/99 12/31/98 12/31/97 12/31/96
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $35.33   $49.80   $46.14   $36.97   $28.21   $23.93
--------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                      --    0.29@    0.32@     0.33     0.40     0.43
      Net gains or losses in securities (both realized and unrealized)           --   (2.66)     5.65     9.32     8.36     3.85
                                                                            -------  -------  -------  -------  -------  -------
      Total from investment operations                                           --   (2.37)     5.97     9.65     8.76     4.28
   Less distributions:
      Dividends from net investment income                                       --     0.29     0.31     0.34       --       --
      Distributions from capital gains                                           --    11.81     2.00     0.14       --       --
                                                                            -------  -------  -------  -------  -------  -------
      Total dividends and distributions                                          --    12.10     2.31     0.48       --       --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $35.33   $35.33   $49.80   $46.14   $36.97   $28.21
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  0.00%  (3.85%)   13.06%   26.20%   31.50%   17.87%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)                                             $0      $97     $170     $128      $75      $63
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                      0.00%    1.00%    1.00%    1.00%    1.00%    1.00%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         0.00%    0.59%    0.66%    0.82%    1.67%    1.67%
--------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                 0.00%    1.03%    1.09%    1.10%    1.11%    1.07%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits    0.00%    0.56%    0.57%    0.72%    1.56%    1.60%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                          0%      15%      16%       3%      14%      24%
--------------------------------------------------------------------------------------------------------------------------------

^   Formerly Chase Equity Income Fund.
@   Calculated based upon average shares outstanding.
#   Short periods have been annualized.

JPMORGAN GROWTH AND INCOME FUND^

                                                                       11/01/00
                                                                        THROUGH                 YEAR ENDED               1/25/96**
                                                                        4/30/01   --------------------------------------   THROUGH
PER SHARE OPERATING PERFORMANCE                                     (UNAUDITED)   10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $40.99     $43.89    $43.43    $46.35    $39.26    $34.80
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                               0.18@      0.26@     0.35@     0.43@     0.52@      0.47
      Net gains or losses in securities (both realized and unrealized)   (2.25)       3.33      5.12      3.50     10.20      4.46
                                                                        -------    -------   -------   -------   -------   -------
      Total from investment operations                                   (2.07)       3.59      5.47      3.93     10.72      4.93
   Distributions to shareholders from:
      Dividends from net investment income                                 0.15       0.18      0.34      0.29      0.48      0.47
      Distributions from capital gains                                     5.70       6.31      4.67      6.56      3.15        --
                                                                        -------    -------   -------   -------   -------   -------
      Total dividends and distributions                                    5.85       6.49      5.01      6.85      3.63      0.47
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $33.07     $40.99    $43.89    $43.43    $46.35    $39.26
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                        (4.69%)      9.34%    13.30%     9.44%    29.37%    13.39%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                      $1         $5       $15       $24      $522       $28
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  0.88%      0.89%     0.85%     0.85%     0.86%     1.24%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     0.97%      0.64%     0.80%     0.95%     1.21%     1.73%
----------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and reimbursements                               0.88%      0.93%     0.85%     0.85%     0.86%     1.24%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers and reimbursements                  0.97%      0.60%     0.80%     0.95%     1.21%     1.73%
----------------------------------------------------------------------------------------------------------------------------------

**   Commencement of offering class of shares.
@    Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^    Formerly Chase Vista Growth and Income Fund.
#    Short periods have been annualized.

JPMORGAN SMALL CAP EQUITY FUND^

                                                                           11/01/00
                                                                            THROUGH               YEAR ENDED                5/7/96**
                                                                            4/30/01  --------------------------------------  THROUGH
PER SHARE OPERATING PERFORMANCE                                         (UNAUDITED)  10/31/00  10/31/99  10/31/98  10/31/97 10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $28.52    $23.10    $20.59    $23.71    $19.22   $18.44
------------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                 (0.03)@   (0.05)@   (0.02)@    (0.02)      0.03     0.02
      Net gain or losses in securities (both realized and unrealized)        (2.78)      8.12      2.70    (2.46)      4.75     0.76
                                                                            -------   -------   -------   -------   -------  -------
      Total from investment operations                                       (2.81)      8.07      2.68    (2.48)      4.78     0.78
   Distributions to shareholders from:
      Dividends from net investment income                                       --        --        --        --        --       --
      Distributions from capital gains                                         3.89      2.65      0.17      0.64      0.29       --
                                                                            -------   -------   -------   -------   -------  -------
      Total dividends and distributions                                        3.89      2.65      0.17      0.64      0.29       --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $21.82    $28.52    $23.10    $20.59    $23.71   $19.22
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                            (9.78%)    37.94%    13.06%  (10.64%)    25.15%    4.23%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                        $421      $383      $269      $254      $307      $52
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                      0.93%     0.88%     0.88%     1.04%     1.10%    1.10%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       (0.26%)   (0.20%)   (0.07%)   (0.09%)     0.13%    0.27%
------------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers, reimbursements and earnings credits                 1.17%     1.13%     1.13%     1.13%     1.14%    1.27%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income without waivers, reimbursements and earnings credits  (0.50%)   (0.45%)   (0.32%)   (0.18%)     0.09%    0.10%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                         23%       75%       92%       74%       55%      78%
------------------------------------------------------------------------------------------------------------------------------------

**    Commencement of offering of class of shares.
@     Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
^     Formerly Chase Vista Small Cap Equity Fund.
#     Short periods have been annualized.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND^

                                                                                                          6/16/97*
                                                                                                          THROUGH
PER SHARE OPERATING PERFORMANCE:                                         5/31/01    5/31/00    5/31/99    5/31/98
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $15.90     $12.17     $12.57     $10.00
-----------------------------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                               (0.07)         --     (0.01)     (0.02)
      Net gains or losses on investments (both realized and unrealized)   (2.29)       3.73     (0.08)       2.59
                                                                         -------    -------    -------    -------
      Total from investment operations                                    (2.36)       3.73     (0.09)       2.57
   Less distributions:
      Distributions from capital gains                                      1.35         --       0.31         --
                                                                         -------    -------    -------    -------
      Total distributions                                                   1.35         --       0.31         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $12.19     $15.90     $12.17     $12.57
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                            (15.51)%     30.65%    (0.49)%    25.70%@
=================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                     $339       $529       $286       $189
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------
Net expenses                                                               0.99%      0.99%      1.07%      1.19%
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                    (0.35)%    (0.47)%    (0.42)%    (0.37)%
-----------------------------------------------------------------------------------------------------------------
Expenses without reimbursements                                            0.99%      0.99%      1.07%      1.25%
-----------------------------------------------------------------------------------------------------------------
Net investment income without reimbursements                             (0.35)%    (0.47)%    (0.42)%    (0.43)%
-----------------------------------------------------------------------------------------------------------------


^   Formerly J.P. Morgan U.S. Small Company Opportunities Fund.
*   Commencement of operations.
@   Not annualized.
#   Short periods have been annualized.

HOW TO REACH US

MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-622-4273 or writing to:

JPMORGAN FUNDS SERVICE CENTER
210 WEST 10TH STREET, 8TH FLOOR
KANSAS CITY, MO 64105

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File Nos. for each Fund are:

Balanced Fund                                                 811-5526
Capital Growth Fund                                           811-5151
Core Equity Fund                                              811-5526
Disciplined Equity Fund                                       811-7342
Diversified Fund                                              811-7342
Dynamic Small Cap Fund                                        811-5151
Equity Growth Fund                                            811-5526
Equity Income Fund                                            811-5526
Growth and Income Fund                                        811-5151
Mid Cap Value Fund                                            811-08189
Small Cap Equity Fund                                         811-5151
Small Cap Growth Fund                                         811-08189
U.S. Equity Fund                                              811-7342
U.S. Small Company Fund                                       811-7342
U.S. Small Company Opportunities Fund                         811-7340

                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039
         (C) 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001

                                                                      RHS-EQ-701

                                                   PROSPECTUS SEPTEMBER___, 2001
                                      SUBJECT TO COMPLETION, DATED JULY 27, 2001



JPMORGAN FUNDS
THIS PROSPECTUS OFFERS: INSTITUTIONAL SHARES



DISCIPLINED EQUITY FUND

DISCIPLINED EQUITY VALUE FUND

DIVERSIFIED FUND

MID CAP VALUE FUND

SMALL CAP GROWTH FUND

SMART INDEX FUND

U.S. EQUITY FUND

U.S. SMALL COMPANY FUND




THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[SIDENOTE]
THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL NOR DOES IT SEEK AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

[LOGO]JPMORGAN FLEMING
      ASSET MANAGEMENT

                                                                        rhp-7056

DISCIPLINED EQUITY FUND                                 1

DISCIPLINED EQUITY VALUE FUND                           5

DIVERSIFIED FUND                                        9

MID-CAP VALUE FUND                                     14

SMALL CAP GROWTH FUND                                  19

SMARTINDEX(TM)FUND                                     24

U.S. EQUITY FUND                                       29

U.S. SMALL COMPANY FUND                                33

THE FUNDS' MANAGEMENT AND ADMINISTRATION               37

HOW YOUR ACCOUNT WORKS                                 40

   BUYING FUND SHARES                                  40

   SELLING FUND SHARES                                 40

   OTHER INFORMATION CONCERNING THE FUNDS              41

   DISTRIBUTIONS AND TAXES                             42

RISK AND REWARD ELEMENTS                               46

FINANCIAL HIGHLIGHTS                                   48

HOW TO REACH US                                BACK COVER

JPMORGAN DISCIPLINED EQUITY FUND




RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500).

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the S&P 500. The Fund does not look to overweight or underweight industries.

Within each industry, the Fund modestly overweights stocks that it considers undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the Fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The Fund may invest any portion of its assets that isn't in stocks or fixed-income securities in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, J.P. Morgan Investment Management, Inc. (JPMIM), the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price
- high potential reward compared to potential risk
- temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may invest in mid-capitalization companies. The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Institutional Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.43%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1998        32.35%
1999        18.32%
2000       -10.87%

------------------------------------
 BEST QUARTER               22.85%
------------------------------------
                 4th quarter, 1998
------------------------------------
 WORST QUARTER              -9.91%
------------------------------------
                 3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                    PAST 1 YEAR   LIFE OF FUND
--------------------------------------------------------------------------------
 DISCIPLINED EQUITY FUND
 (AFTER EXPENSES)                                   -10.87        15.45
--------------------------------------------------------------------------------
 S&P 500 INDEX (NO EXPENSES)                        -9.11         15.79
--------------------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 1/3/97.
(2) THE FUND'S FISCAL YEAR END IS 5/31.

INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL SHARES ASSETS)

MANAGEMENT FEES                                                       0.35%
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.10%
OTHER EXPENSES(3)                                                     0.10%
                                                                      -----
TOTAL OPERATING EXPENSES                                              0.55%
FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                              (0.10)%
                                                                      -----
NET EXPENSES(4)                                                       0.45%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)                  $46        $144        $276        $659

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04. THE TOTAL ANNUAL OPERATING EXPENSES ARE NOT EXPECTED TO EXCEED 0.73% FOR INSTITUTIONAL SHARES DUE TO CONTRACTUAL CAPS ON OTHER CLASSES OF SHARES WHICH REQUIRE FUND LEVEL SUBSIDIES.

JPMORGAN
DISCIPLINED EQUITY VALUE FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Russell 1000 Value Index.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in large-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Russell 1000 Value Index, which is weighted in favor of those stocks with relatively lower price-to-book ratios and other characteristics consistent with "value" investing. The Fund does not look to overweight or underweight industries relative to the Russell 1000 Value Index.

Within each industry, the Fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued.

By owning a large number of stocks, with an emphasis on those that appear to the adviser undervalued or fairly valued, and by tracking the industry weightings of the Russell 1000 Value Index, the Fund seeks returns that modestly exceed those of that index over the long term with virtually the same level of volatility.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser employs a three-step process that combines research valuation and stock selection.

The adviser selects the stocks for the Fund's investments using the investment process described below to determine which large-cap U.S. companies with attractive earnings outlooks and reasonable valuations are most


[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

likely to provide high total return to shareholders.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research fund valuation rankings as a basis. In general, the team selects stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team often considers a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- impact on the overall risk of the portfolio relative to the benchmark

- temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in this Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of the adviser's research and the management team's stock picking decisions. A value stock may never reach what the adviser believes is its full value or it may even go down in value.

[SIDENOTE]
AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.


[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE RUSSELL 1000 VALUE INDEX OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUES MARKET TRENDS OR FOCUSES ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

THE FUND'S PAST PERFORMANCE
The Fund was recently organized and therefore has no performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The estimated expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption, exchange or account fees, although some institutions may charge you a fee for shares you buy through them.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL SHARES ASSETS)

 MANAGEMENT FEES                                                    0.35%
 DISTRIBUTION (RULE 12b-1) FEES                                     NONE
 SHAREHOLDER SERVICE FEES                                           0.10%
 OTHER EXPENSES(1)                                                  0.44%
                                                                   ------
 TOTAL OPERATING EXPENSES                                           0.89%
 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                           (0.44)%
                                                                   ------
 NET EXPENSES(2)                                                    0.45%


EXPENSE EXAMPLE(2) The example below is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total operating expenses thereafter, and

- all shares sold at end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                                       1 YEAR      3 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)                                         $46         $144
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.45% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMORGAN DIVERSIFIED FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide a high total return from a diversified portfolio of stocks and bonds.

THE FUND'S MAIN INVESTMENT STRATEGY
Drawing on a variety of analytical tools, the portfolio management team allocates assets among various types of stock and bond investments, based on the following model allocation:

- 52% medium- and large-cap U.S. stocks

- 35% U.S. and foreign bonds

- 10% foreign stocks

- 3% small-cap U.S. stocks

The team may periodically increase or decrease the Fund's actual asset allocation according to the relative attractiveness of each asset class.

Within this asset allocation framework, the team selects the Fund's securities. With the stock portion of the portfolio, the Fund keeps its economic sector weightings in line with the markets in which it invests, while actively seeking the most attractive stocks within each sector. In choosing individual stocks, the team ranks them according to their relative value using a proprietary model that incorporates research from the adviser's worldwide network of analysts. Foreign stocks are chosen using a similar process, while also monitoring country allocation and currency exposure.

With the bond portion of the portfolio, the team uses fundamental, economic, and capital markets research to select securities. The team actively manages the mix of U.S. and foreign bonds while typically keeping duration -- a common measurement of sensitivity to interest rate movements -- within one year of the average for the U.S. investment-grade bond universe (currently about 5 years).

The Fund may also invest up to 25% of its assets in high-yield, non-investment grade securities rated BB, Ba or B.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes.

The Fund may invest any portion of its assets that aren't in stocks or fixed-

[SIDENOTE]
THE BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

income securities in high-quality money market instruments and repurchase agreements.

Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management. The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the Fund's management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

In managing the fixed income portion of the Fund, the adviser also employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the Fund's goal and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. The Fund's target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund's benchmark. The strategists closely monitor the Fund and make tactical adjustments as necessary.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock and bond markets as well as the performance of the companies selected for the Fund's portfolio.

Over the long term, investors can anticipate that the Fund's total return and volatility should exceed those of bonds but remain less than those of medium- and large-capitalization domestic stocks.

To the extent the portfolio invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuation or lack of adequate and accurate information. While the portfolio may engage in options, futures and foreign currency transactions for hedging or risk management purposes only, these transactions sometimes may reduce returns or increase volatility.

The Fund may invest in mid- and small capitalization companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. These companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position.

The value of the Fund's fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS
  OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Institutional Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past seven calendar years. This provides some indication of the the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund. It compares that performance to the Fund Benchmark and the S&P 500 Index. The Fund Benchmark is a composite benchmark of unmanaged indices that corresponds to the Fund's model allocation and that consists of the S&P 500 (52%), Russell 2000 (3%), Salomon Smith Barney Broad Investment Grade Bond (35%), and MSCI EAFE (10%) indices.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -2.91%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1994         0.93%
1995        26.84%
1996        13.68%
1997        18.89%
1998        18.60%
1999        14.23%
2000        -3.97%

------------------------------------
BEST QUARTER                13.48%
------------------------------------
                 4th quarter, 1998
------------------------------------
 WORST QUARTER              -6.13%
------------------------------------
                 3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                       PAST 1 YEAR   PAST 5 YEARS  LIFE OF FUND
---------------------------------------------------------------------------------
 DIVERSIFIED FUND
 (AFTER EXPENSES)                         3.97         11.95         12.11

 FUND BENCHMARK (NO EXPENSES)            -2.30         13.06         12.87

 S&P 500 INDEX (NO EXPENSES)             -9.11         18.33         17.94

(1) THE FUND COMMENCED OPERATIONS ON 9/10/93.
(2) THE FUND'S FISCAL YEAR END IS 6/30.

INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL SHARES ASSETS)

 MANAGEMENT FEES                                                   0.55%
 DISTRIBUTION (RULE 12b-1) FEES                                    NONE
 SHAREHOLDER SERVICE FEES                                          0.10%
 OTHER EXPENSES(3)                                                 0.25%
                                                                  ------
 TOTAL OPERATING EXPENSES                                          0.90%
 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                          (0.25)
                                                                  ------
 NET EXPENSES(4)                                                   0.65%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
 YOUR COST ($)                  66         208         421         1,035
-------------------------------------------------------------------------------

(3) RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.65% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.

JPMORGAN MID CAP VALUE FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that Robert Fleming Inc., the adviser, believes to be undervalued. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Fund may invest in other equity securities which include preferred stocks, convertible securities and foreign securities which may take the form of ADRs.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
Robert Fleming Inc., the adviser, is a `bottom-up' manager and stock selection is based on company fundamentals. The adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The adviser uses a wide variety of sources and research companies. These sources include electronic screens, the adviser's relationship with over 70 national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterized by three component analyses: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the adviser considers to be the key criteria for financial success. Then, the adviser uses


[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


[SIDENOTE]
FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

an overlay of more subjective current business and management analysis to form a view on future stock potential.

The adviser may sell a security due to a change in the company's fundamentals. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the portfolio. The adviser may sell a security due to opportunity cost. Typically, the adviser attempts to maintain a portfolio of 30-50 securities. As a result, a new company may displace a current holding. Finally, the adviser may sell a security due to extreme valuation. While the adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The Fund may not achieve its objective if securities which the adviser believes are undervalued do not appreciate as much as the adviser anticipates or if companies which the adviser believes will experience earnings growth do not grow as expected.

The securities of small or mid-sized companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Small and mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in U.S. securities.

Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of


[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH VALUE POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS
  OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the performance record with respect to the Fund's Institutional Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the S&P/BARRA Mid Cap 400 Value Index and the Russell Mid Cap Value Index, widely recognized market benchmarks.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. The adviser and some other service providers of the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS 8.50%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1998          19.77%
1999          13.87%
2000          35.28%

------------------------------------------------
BEST QUARTER                            17.96%
------------------------------------------------
             4th quarter (calendar year), 1998
------------------------------------------------
 WORST QUARTER                         -11.06%
------------------------------------------------
             3rd quarter (calendar year), 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                     PAST 1 YEAR     LIFE OF FUND
-----------------------------------------------------------------------------------
 MID CAP VALUE FUND (AFTER EXPENSES)                 35.28           23.45

 S&P/BARRA MID CAP 400 VALUE INDEX (NO EXPENSES)     27.84           13.34

 RUSSELL MID CAP VALUE INDEX (NO EXPENSES)           19.18            9.87

(1) THE FUND COMMENCED OPERATIONS ON 11/13/97.
(2) THE FUND'S FISCAL YEAR END IS 9/30.

INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The expenses for the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL SHARES ASSETS)

 MANAGEMENT FEES                                                    0.70%
 DISTRIBUTION (RULE 12b-1) FEES                                     NONE
 SHAREHOLDER SERVICE FEES                                           NONE
 OTHER EXPENSES(3)                                                  3.54%
                                                                   ------
 TOTAL OPERATING EXPENSES                                           4.24%
 FEE waiver and EXPENSE REIMBURSEMENT(4)                           (3.49)
                                                                   ------
 NET EXPENSES(4)                                                    0.75%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
 YOUR COST ($)                  77         967         1,872       4,193
------------------------------------------------------------------------------

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH THE CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTERESTS, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.75% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMORGAN SMALL CAP GROWTH FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks growth from capital appreciation.

THE FUND'S MAIN INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 65% of its total assets in a broad portfolio of common stocks of issuers with market capitalizations of not more than $1.5 billion, at initial time of purchase, that Robert Fleming Inc., the adviser, believes have strong earnings growth potential. Market capitalization is the total market value of a company's shares.

Under normal market conditions, the Fund will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Fund may invest up to 10% of its total assets in foreign securities.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
Robert Fleming Inc., the adviser is a `bottom-up' manager and stock selection is based on company fundamentals. The adviser combines qualitative screening with proprietary fundamental analysis to construct portfolios. The adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The adviser uses mechanical screening techniques based on its required quantitative criteria to help narrow the search. The adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the adviser visits over 250 companies each year, along with another 250 in-office meetings and conference contacts.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

During the research phase, the adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the adviser considers qualitative factors, such as the adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.

The adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; the market capitalization of a security may exceed the Fund's guidelines.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Because the assets in this Fund are invested mostly in smaller companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The Fund may not achieve its objective if companies which the adviser believes will experience earnings growths do not grow as expected.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS
  OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

Investments in foreign securities may be riskier than investments in U.S. securities.

Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for nonhedging purposes, they could cause losses that exceed the Fund's original investment.

The Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This lack of diversification makes the value of its shares more sensitive to economic problems among those issuing the securities.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Institutional Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for the past three calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual returns over the past one year and the life of the Fund. It compares that performance to the Russell 2000 Index and the Russell 2000 Growth Index, widely recognized market benchmarks.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. The adviser and some other service providers of the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -0.96%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1998       14.86%
1999       46.54%
2000       -7.79%

----------------------------------------------
 BEST QUARTER                        23.59%
----------------------------------------------
          4th quarter (calendar year), 1998
----------------------------------------------
 WORST QUARTER                      -18.29%
----------------------------------------------
          3rd quarter (calendar year), 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                    PAST 1 YEAR   LIFE OF FUND
----------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND (AFTER EXPENSES)                -7.79        15.82

 RUSSELL 2000 INDEX (NO EXPENSES)                      -3.02         4.80

 RUSSELL 2000 GROWTH INDEX (NO EXPENSES)              -22.43         3.02

(1) THE FUND COMMENCED OPERATIONS ON 11/14/97.
(2) THE FUND'S FISCAL YEAR END IS 9/30.

INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The expenses for the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL SHARES ASSETS)

 MANAGEMENT FEES                                                      0.80%
 DISTRIBUTION (RULE 12b-1) FEES                                       NONE
 SHAREHOLDER SERVICE FEES                                             NONE
 OTHER EXPENSES(3)                                                    4.67%
                                                                     ------
 TOTAL OPERATING EXPENSES                                             5.47%
 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                             (4.62)
                                                                     ------
 NET EXPENSES(4)                                                      0.85

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for one year and total operating expenses thereafter, and

- all shares sold at the end of each time period

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)                  87         1,221       2,344       5,107
-----------------------------------------------------------------------------

(3) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED DURING THE MOST RECENT FISCAL YEAR.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH CHASE MANHATTAN BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.85% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/02.

JPMORGAN SMARTINDEX(TM) FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide a consistently high total return from a broadly diversified portfolio of approximately 325 equity securities while maintaining risk characteristics similar to the S&P 500.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in large and medium capitalization U.S. and foreign companies included in the S&P 500. While the Fund seeks to invest in a portfolio of stocks with risk characteristics similar to the S&P 500, the Fund may invest a portion of its assets in stocks which are not part of the index. The Fund's sector weightings are expected to be similar to those of the S&P 500. Within each industry, the Fund may moderately overweight stocks that appear undervalued or fairly valued and underweight or not hold stocks that appear overvalued. Accordingly, the Fund's performance is expected to differ from that of the S&P
500. The Fund expects to ordinarily hold a portfolio of approximately 325 stocks. The Fund generally considers selling stocks that appear significantly overvalued.

By controlling the sector weightings of the Fund so they can differ only moderately from the sector weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Although the Fund intends to invest primarily in equity securities, it may also invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the Fund's management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Fund's managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of your investment in the Fund will fluctuate in response to movements in the stock market. Fund performance also will depend on the effectiveness of the adviser research and the management team's stock picking decisions.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH THE POTENTIAL FOR HIGHER RISK AND RETURN TO FURTHER DIVERSIFY A PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Institutional Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past two calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year and the life of the Fund. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -6.14%.

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1999          19.61%
2000         -11.01%

--------------------------------------
BEST QUARTER                  12.97%
--------------------------------------
                   4th quarter, 1999
--------------------------------------
 WORST QUARTER                -8.09%
--------------------------------------
                   4th quarter, 2000


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                                    PAST 1 YEAR   LIFE OF FUND
--------------------------------------------------------------------------------
 SMARTINDEX-TM-FUND (AFTER EXPENSES)                -11.01        3.06

 S&P 500 INDEX (NO EXPENSES)                         -9.11        4.89

(1) THE FUND COMMENCED OPERATIONS ON 12/31/98.
(2) THE FUND'S FISCAL YEAR END IS 5/31.

INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption, or account fees, and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.


ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

 MANAGEMENT FEES                                                   0.25%
 DISTRIBUTION (RULE 12b-1) FEES                                    NONE
 SHAREHOLDER SERVICE FEES                                          0.10%
 OTHER EXPENSES(3)                                                 0.51%
                                                                  ------
 TOTAL OPERATING EXPENSES                                          0.86%
 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                          (0.51)
                                                                  ------
 NET EXPENSES(4)                                                   0.35%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------
 YOUR COST ($)                  36         113         318         910
-----------------------------------------------------------------------------

(3) RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.35% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.

JPMORGAN U.S. EQUITY FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of selected equity securities.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those stocks that it considers most undervalued. The Fund generally considers selling stocks that appear overvalued.

By emphasizing undervalued stocks, the Fund seeks to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the Fund so they can differ only moderately from the industry weightings of the S&P 500, the Fund seeks to limit its volatility to that of the overall market, as represented by this index.

Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, JPMIM, the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued


[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Institutional Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing share class will be re-named "Institutional" and Select Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -5.79%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1991          34.12%
1992           8.73%
1993          11.06%
1994          -0.32%
1995          32.83%
1996          21.22%
1997          28.58%
1998          24.79%
1999          14.88%
2000          -6.37%

-------------------------------------
 BEST QUARTER               21.46%
-------------------------------------
                 4th quarter, 1998
-------------------------------------
 WORST QUARTER             -17.97%
-------------------------------------
                 3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                              PAST 1 YR.     PAST 5 YRS.     PAST 10 YRS.
-------------------------------------------------------------------------------------------
 U.S. EQUITY FUND (AFTER EXPENSES)            -6.37          15.91           16.19

 S&P 500 INDEX (NO EXPENSES)                  -9.11          18.33           17.46

(1) THE FUND COMMENCED OPERATIONS ON 9/17/93. FOR THE PERIOD 1/1/90 THROUGH 9/30/93, RETURNS REFLECT PERFORMANCE OF THE PIERPONT EQUITY FUND, THE PREDECESSOR OF THE FUND.
(2) THE FUND'S FISCAL YEAR END IS 5/31.

INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL SHARES ASSETS)

 MANAGEMENT FEES                                                       0.40%
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10%
 OTHER EXPENSES(3)                                                     0.24%
                                                                      ------
 TOTAL OPERATING EXPENSES                                              0.74%
 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                              (0.10)
                                                                      ------
 NET EXPENSES(4)                                                       0.64%

Expense example(4) The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
 YOUR COST ($)                  65         205         380         889
----------------------------------------------------------------------------

(3) RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.64% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.

JPMORGAN U.S. SMALL COMPANY FUND


RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages x - x.

THE FUND'SOBJECTIVE
The Fund seeks is to provide high total return from a portfolio of small company stocks.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $125 million and less than $2 billion when purchased. Industry by industry, the Fund's weightings are similar to those of the Russell 2000 Index. The Fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the Fund focuses on those stocks that it considers most attractively valued. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small cap company. The Fund may also continue to hold them if it believes further substantial growth is possible.

The Fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

Although the Fund intends to invest primarily in equity securities it may invest in high-quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

INVESTMENT PROCESS
In managing the Fund, JPMIM,the adviser, employs a three-step process that combines research, valuation and stock selection.

The adviser takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

The Fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when


[SIDENOTE]
BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

they appear overvalued. Along with attractive valuation, the managers often consider a number of other criteria:

- catalysts that could trigger a rise in a stock's price

- high potential reward compared to potential risk

- temporary mispricings caused by market overreactions

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

Because the assets in this Fund are invested mostly in small companies, the value of your investment is likely to fluctuate more dramatically than an investment in a fund which invests mostly in larger companies. That's because smaller companies trade less frequently and in smaller volumes, which may lead to more volatility in the prices of the securities. They may have limited product lines, markets or financial resources, and they may depend on a small management group.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

[SIDENOTE]
INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

[SIDENOTE]
WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
- ARE PURSUING A LONG-TERM GOAL SUCH AS RETIREMENT
- WANT TO ADD AN INVESTMENT WITH GROWTH POTENTIAL TO FURTHER DIVERSIFY A
  PORTFOLIO
- WANT A FUND THAT SEEKS TO OUTPERFORM THE MARKETS IN WHICH IT INVESTS OVER THE LONG TERM
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
- WANT A FUND THAT PURSUE MARKET TRENDS OR FOCUS ONLY ON PARTICULAR INDUSTRIES OR SECTORS
- REQUIRE REGULAR INCOME OR STABILITY OF PRINCIPAL
- ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE
This section shows the Fund's performance record with respect to the Fund's Institutional Shares. Prior to the date of this prospectus, the Fund had only one class of shares, and operated in a master-feeder structure. As of the date of this prospectus, the Fund's existing shares will be re-named "Institutional" and Select Shares will be introduced. The bar chart shows how the performance of the Fund's shares has varied from year to year over the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years. It compares that performance to the Russell 2000 Index, a widely recognized market benchmark.

Past performance does not predict how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than those shown.

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 6/30/01 WAS -1.73%

YEAR-BY-YEAR RETURNS(1,2)

[CHART]

1991         59.59%
1992         18.98%
1993          8.59%
1994         -5.81%
1995         31.88%
1996         20.84%
1997         22.70%
1998         -5.28%
1999         44.30%
2000         -9.59%

-------------------------------------
 BEST QUARTER               34.75%
-------------------------------------
                 4th quarter, 1999
-------------------------------------
 WORST QUARTER             -21.61%
-------------------------------------
                 3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURN (%)
Shows performance over time, for periods ended December 31, 2000(1)

                                       PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
-----------------------------------------------------------------------------------
 U.S. SMALL COMPANY FUND
 (AFTER EXPENSES)                      -9.59         12.87          16.72

 RUSSELL 2000 INDEX (NO EXPENSES)      -3.02         10.31          15.53

(1) THE FUND COMMENCED OPERATIONS ON 11/4/93. FOR THE PERIOD 1/1/90 THROUGH 11/30/93 RETURNS REFLECT PERFORMANCE OF THE PIERPONT CAPITAL APPRECIATION FUND, THE PREDECESSOR OF THE FUND.
(2) THE FUND'S FISCAL YEAR END IS 5/31.

INVESTOR EXPENSES FOR INSTITUTIONAL SHARES
The expenses of the Institutional Shares before and after reimbursement are shown below. The Institutional Shares have no sales, redemption or account fees and generally no exchange fees, although some institutions may charge you a fee for shares you buy through them.



ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL SHARES ASSETS)

 MANAGEMENT FEES                                                       0.60%
 DISTRIBUTION (RULE 12b-1) FEES                                        NONE
 SHAREHOLDER SERVICE FEES                                              0.10%
 OTHER EXPENSES(3)                                                     0.22%
                                                                      ------
 TOTAL OPERATING EXPENSES                                              0.92%
 FEE WAIVER AND EXPENSE REIMBURSEMENT(4)                              (0.09)
                                                                      ------
 NET EXPENSES(4)                                                       0.83%

EXPENSE EXAMPLE(4) The example below is intended to help you compare the cost of investing in the Institutional Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year

- net expenses for three years and total operating expenses thereafter, and

- all shares sold at the end of each time period.

The example is for comparison only; the actual return of the Institutional Shares and your actual costs may be higher or lower.

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------
 YOUR COST ($)                  85         265         482         1,105
------------------------------------------------------------------------------

(3) RESTATED FROM THE MOST RECENT FISCAL YEAR TO REFLECT CURRENT EXPENSE ARRANGEMENTS.
(4) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH MORGAN GUARANTY TRUST COMPANY OF NEW YORK AGREES THAT IT OR ONE OF ITS AFFILIATES WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.83% OF ITS AVERAGE DAILY NET ASSETS UNTIL 9/7/04.

THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Mid Cap Value, and Small Cap Growth Funds are series of Fleming Mutual Fund Group, a Massachusetts business trust. The Disciplined Equity Value and SmartIndex(TM) Funds are series of J.P. Morgan Series Trust, a Massachusetts business trust. The Disciplined Equity, Diversified, U.S. Equity and U.S. Small Company Funds are series of J.P. Morgan Institutional Funds, a Massachusetts business trust. The trustees of each trust are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISERS
JPMIM and Robert Fleming Inc. are the investment advisers and make the day-to-day investment decisions for these Funds. JPMIM is the investment adviser to the Disciplined Equity, Disciplined Equity Value, Diversified, SmartIndex(TM), U.S. Equity, and U.S. Small Company Funds. JPMIM is located at 522 Fifth Avenue, New York, NY 10036. Robert Fleming Inc. is the investment adviser for the Mid Cap Value and Small Cap Value Funds. Robert Fleming Inc. is located at 522 Fifth Avenue, New York, NY 10036.

JPMIM and Robert Fleming Inc. are wholly owned subsidiaries of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year, each adviser (as applicable) was paid management fees as a percentage of average net assets as follows:

                                 FISCAL
 FUND                            YEAR END     %
----------------------------------------------------
 DISCIPLINED EQUITY FUND         5/31        0.35

 DIVERSIFIED FUND                6/30        0.55

 MID CAP VALUE FUND              9/30        0.70

 SMALL CAP GROWTH FUND           9/30        0.80

 SMARTINDEX(TM) FUND             5/31        0.25

 U.S. EQUITY FUND                5/31        0.40

 U.S. SMALL COMPANY FUND         5/31        0.60


PORTFOLIO MANAGERS

DISCIPLINED EQUITY FUND
The portfolio management team is led by Joseph Gill, vice president, Timothy J. Devlin, vice president, and Nanette Buziak, vice president, [Bio for Joseph Gill] Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Ms. Buziak has been at JPMIM since March of 1997 and prior to that was an index arbitrage trader and convertible bond portfolio manager at First Marathon America Inc.

DISCIPLINED EQUITY VALUE FUND
The portfolio management team is led by Messrs. Devlin, Gill and Zingune. [Bio for Ralph Zingune]. Please see above for information on Messrs. Devlin and Gill.

DIVERSIFIED FUND
The portfolio management team is led by John M. Devlin, vice president, who joined the team in December of 1993 and has been at JPMIM since 1986, and Anne Lester, vice president, who joined the team in June of 2000 and has been at JPMIM since 1992. Prior to managing this Fund, Ms. Lester worked in the Product Development group and as a fixed income and currency trader and portfolio manager in Milan.

MID CAP VALUE FUND
Jonathan Kendrew Llewelyn Simon, serves as portfolio manager to the Mid Cap Value Fund. Mr. Simon has worked as a portfolio manager with various affiliates of Robert Fleming Inc., the adviser, since 1980 and is currently the Chief Investment Officer and a Director of Robert Fleming Inc.

SMALL CAP GROWTH FUND
Christopher Mark Vyvyan Jones, serves as portfolio manager to the Small Cap Growth Fund. Mr. Jones has worked as a portfolio manager with various affiliates of the Robert Fleming Inc., the adviser, since 1982 and is currently a Director of Robert Fleming Inc. Mr. Jones is head of the adviser's Small Company Investment Team.

SMARTINDEX(TM)FUND
The portfolio management team is led by Timothy J. Devlin, vice president, Joseph Gill, vice president, and Nanette Buziak, vice president. Please see above for information on Messrs. Devlin, Gill and Ms. Buziak.

U.S. EQUITY FUND
The portfolio management team is led by Henry D. Cavanna, managing director, and James H. Russo, vice president and CFA. Mr. Cavanna has been at JPMIM since 1971. He served as manager of U.S. equity portfolios prior to managing the Fund. Mr. Russo has been at JPMIM since 1994. Previously he served in the equity research group as an analyst covering consumer cyclical stocks.

U.S. SMALL COMPANY FUND
The portfolio management team is led by Marian U. Pardo, managing director, and Carolyn Jones, vice president. Ms. Pardo has been at JPMIM since 1968, except for five months in 1988 when she was president of a small investment management firm. Prior to managing the Fund, Ms. Pardo managed small- and large-cap equity portfolios, equity and convertible funds, and several institutional portfolios. Ms. Jones has been with JPMIM since July 1998. Prior to managing this Fund, Ms. Jones served as a portfolio manager in JPMIM's private banking group and as a product specialist at Merrill Lynch Asset Management.

THE FUNDS' ADMINISTRATOR
Either Morgan Guaranty Trust Company of New York (Morgan Guaranty) or Chase Manhattan Bank, (Chase) provides administrative services and oversees each Fund's other service providers. Morgan Guaranty is the administrator for the Disciplined Equity, Disciplined Equity Value, Diversified, SmartIndex(TM), and U.S. Equity, U.S. Small Company. Chase is the administrator for the Mid Cap Value and Small Cap Growth Funds. The administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:
0.15% of the first $25 billion of average net assets of all non-money market funds in the JPMorgan Funds complex plus 0.075% of average net assets over $25 billion.

The Funds have agreements with certain shareholder servicing agents (including Morgan Guaranty and Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Shares of each Fund held by investors serviced by the shareholder servicing agent.

J.P. Morgan Fund Distributors, Inc. (JPFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The advisers and/or JPFD, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Institutional Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You'll pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds. Shares are available on any business day the NYSE is open. If we receive your order by the close of regular trading on the NYSE, we'll process your order at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the JPMorgan Institutional Funds Service Center at 1-800-766-7722.

MINIMUM INVESTMENTS
Investors must buy a minimum $3,000,000 worth of Institutional Shares in a Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. Each Fund may waive this minimum at its discretion.

SELLING FUND SHARES
When you sell your shares you'll receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. Federal law allows the Funds to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS
Tell your firm which Funds you want to sell. They'll send all necessary documents to the JPMorgan Institutional Funds Service Center.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722. We'll send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING SHARES
You can exchange your Institutional Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUNDS
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the investment minimum noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account. This restriction does not apply to shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in August 2001 or to customers of JPMorgan Chase Private Bank.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at time of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713

Each Fund may issue multiple classes of shares. This prospectus relates only to Select Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.

The Diversified, SmartIndex(TM), and U.S. Equity Funds generally distribute net investment income at least quarterly. The Mid-Cap Value and Small Cap Growth Funds generally distribute net investment income at least annually. You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes, but will generally be subject to state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.

INVESTMENTS

This table discusses the customary types of investments which can be held by the Funds. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's or other nationally recognized statistical rating organization.

CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.

CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.

MORTGAGE DOLLAR ROLLS The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated accounts are used to offset leverage risk.

PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.

REPURCHASE AGREEMENTS Contracts whereby a fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby a fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS Dollar- or non-dollar- denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.

SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:


CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

X   PERMITTED (AND IF APPLICABLE, PERCENTAGE OF NET ASSETS LIMITATION)

O   PERMITTED, BUT NOT TYPICALLY USED

                                                            DISCIPLINED                MID   SMALL                            U.S.
                                               DISCIPLINED    EQUITY                   CAP    CAP                     U.S.    SMALL
        PRINCIPAL TYPES OF RISK                  EQUITY        VALUE     DIVERSIFIED  VALUE  GROWTH  SMARTINDEX(TM)  EQUITY  COMPANY
------------------------------------------------------------------------------------------------------------------------------------
 credit, interest rate, market, prepayment          O                         X         O      O           O            O       O

 credit, currency, liquidity, political             X            X            X         X      X           X            X       X

 credit, currency, interest rate, liquidity,
 market, political                                  O            X            X         O      O           O            O       O

 credit, currency, interest rate, liquidity,
 market, political, valuation                       X            X            X         X      X           X            X       X

 credit, currency, interest rate, liquidity,
 market, political, valuation                       O            O            X         O      O           O            O       O

 credit, environmental, extension, interest
 rate, liquidity, market, natural event,
 political, prepayment, valuation                   O            O            O         O      O           O            O       O

 credit, currency, extension, interest rate,
 leverage, liquidity, market, political,
 prepayment                                         O            O            X         O      O           O            O       O

 currency, extension, interest rate, leverage,
 liquidity, market, political, prepayment           O            O            X(1)      O      O           O            O       O

 credit, currency, extension, interest rate,
 liquidity, political, prepayment                   O            O            X         O      O           O            O       O

 credit, interest rate, liquidity, market,
 valuation                                          X            X            X         X      X           X            X       X

 credit, interest rate, liquidity, market,
 natural event, prepayment, valuation               X            X            X         X      X           X            X       X

 credit                                             X            X            X         X      X           X            X       X

 credit                                             0(1)         X(1)         0(1)      O      O           O            0(1)    0(1)

 credit, currency, interest rate, market,
 political                                          O            X            X         O      O           O            O       O

 credit, currency, interest rate, leverage,
 market, political                                  O            X            X         O      O           O            O       O

 credit, interest rate, market, natural
 event, political                                   O            O            O         O      O           O            O       O

 interest rate                                      O            X            X         O      O           O            O       O

 credit, currency, interest rate, liquidity,
 market, political, valuation                       O            O            X         O      O           O            O       O

(1) All borrowing activities, including mortgage dollar rolls and reverse repurchase agreements, are subject to an aggregate limit of 33 1/3% of the Fund's total assets.


LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each Fund's overall risk and reward characteristics. It also outlines the policies toward various investments, including those that are designed to help a fund manage risk.

POTENTIAL RISKS                                 POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When a Fund buys securities before issue      - The Funds can take advantage          - The Funds segregate liquid assets to
  or for delayed delivery, it could be            of attractive transaction               offset leverage risks
  exposed to leverage risk if it does not         opportunities
  segregate Liquid Assets

SHORT-TERM TRADING
- Increased trading would raise a Fund's        - The Funds could realize gains         - The Funds generally avoid short-term
  brokerage and related costs                     in a short period of time               trading, except to take advantage of
- Increased short-term capital gains            - The Funds could protect against         attractive or unexpected opportunities or
  distributions would raise shareholders'         losses if a stock is overvalued         to meet demands generated by shareholder
  income tax liability                            and its value later falls               activity

DERIVATIVES
- Derivatives such as futures, options,         - Hedges that correlate well with       - The Funds use derivatives, such as
  swaps, and forward foreign currency             underlying positions can reduce         futures, options, swaps and forward
  contracts(1) that are used for hedging          or eliminate losses at low cost         foreign currency contracts, for hedging
  the portfolio or specific securities          - The Funds could make money and          and for risk management (i.e., to adjust
  may not fully offset the underlying             protect against losses if               duration or yield curve exposure, or to
  positions and this could result in              management's analysis proves            establish or adjust exposure to particular
  losses to a Fund that would not have            correct                                 securities, markets or currencies); risk
  otherwise occurred                            - Derivatives that involve leverage       management may include management of a
- Derivatives used for risk management            could generate substantial gains        Fund's exposure relative to its benchmark.
  or to increase the Fund's gain may not          at low cost                             Certain Funds may also use derivatives to
  have the intended effects and may                                                       increase the Fund's gain
  result in losses or missed                                                            - A Fund only establishes hedges that it
  opportunities                                                                           expects will be highly correlated with
- The counterparty to a derivatives                                                       underlying positions
  contract could default                                                                - While the Funds may use derivatives that
- Derivatives that involve leverage                                                       incidentally involve leverage, they do not
  could magnify losses                                                                    use them for the specific purpose of
- Certain types of derivatives involve                                                    leveraging their portfolio
  costs to the Funds which can reduce
  returns

SECURITIES LENDING
- When a Fund lends a security, there           - The Funds may enhance income          - Each adviser maintains a list of approved
  is a risk that the loaned securities            through the investment of the           borrowers
  may not be returned if the borrower             collateral received from the          - The Funds receive collateral equal to at
  or the lending agent defaults                   borrower                                least 100% of the current value of the
- The collateral will be subject to the                                                   securities loaned
  risks of the securities in which it                                                   - The lending agents indemnify the Funds
  is invested                                                                             against borrower default
                                                                                        - Each adviser's collateral investment
                                                                                          guidelines limit the quality and duration
                                                                                          of collateral investment to minimize
                                                                                          losses
                                                                                        - Upon recall, the borrower must return the
                                                                                          securities loaned within the normal
                                                                                          settlement period

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

POTENTIAL RISKS                                 POTENTIAL REWARDS                       POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
- Each Fund's share price and performance       - Stocks have generally outperformed    - Under normal circumstances the Funds plan
  will fluctuate in response to stock             more stable investments (such as        to remain fully invested, with at least
  and/or bond market movements                    bonds and cash equivalents) over        65% in stocks; stock investments may
- Adverse market conditions may from time         the long term                           include U.S. and foreign common stocks,
  to time cause a Fund to take temporary        - With respect to the Diversified         convertible securities, preferred stocks,
  defensive positions that are inconsistent       Fund, a diversified, balanced           trust or partnership interests, warrants,
  with its principal investment strategies        portfolio should mitigate the           rights, and investment company securities
  and may hinder the fund from achieving          effects of wide market                - A Fund seeks to limit risk through
  its investment objective                        fluctuations, especially when           diversification
                                                  stock and bond prices move in         - During severe market downturns, each Fund
                                                  different directions                    has the option of investing up to 100% of
                                                                                          assets in investment-grade short-term
                                                                                          securities

MANAGEMENT CHOICES
- A Fund could underperform its benchmark       - A Fund could outperform its           - JPMIM and Robert Fleming Inc. focus their
  due to its securities and asset                 benchmark due to these same             active management on securities selection,
  allocation choices                              choices                                 the area where they believe their
                                                                                          commitment to research can most enhance
                                                                                          returns

FOREIGN INVESTMENTS
- Currency exchange rate movements could        - Favorable exchange rate movements     - The Funds, except the Diversified Fund,
  reduce gains or create losses                   could generate gains or reduce          anticipate that total foreign investments
- A Fund could lose money because of              losses                                  will not exceed 20% of assets (10% for the
  foreign government actions, political         - Foreign investments, which              Small Cap Growth Fund)
  instability, or lack of adequate and            represent a major portion of the      - The Funds actively manage the currency
  accurate information                            world's securities, offer               exposure of their foreign investments
- Currency and investment risks tend to be        attractive potential performance        relative to their benchmarks, and may
  higher in emerging markets; these               and opportunities for                   hedge back into the U.S. dollar from time
  markets also present higher liquidity           diversification                         to time (see also "Derivatives"); these
  and valuation risks                           - Emerging markets can offer higher       currency management techniques may not be
                                                  returns                                 available for certain emerging markets
                                                                                          investments
                                                                                        - The Diversified Fund anticipates that
                                                                                          total foreign investments will not exceed
                                                                                          30% of assets and the Fund may invest in
                                                                                          emerging markets

ILLIQUID HOLDINGS
- Each Fund could have difficulty valuing       - These holdings may offer more         - No Fund may invest more than 15% of net
  these holdings precisely                        attractive yields or potential          assets in illiquid holdings
- Each Fund could be unable to sell these         growth than comparable widely         - To maintain adequate liquidity to meet
  holdings at the time or price it desires        traded securities                       redemptions, each Fund may hold high
                                                                                          quality short-term securities (including
                                                                                          repurchase agreements and reverse
                                                                                          repurchase agreements) and, for temporary
                                                                                          or extraordinary purposes, may borrow from
                                                                                          banks up to 33 1/3% of the value of its
                                                                                          total assets or draw on a line of credit

FINANCIAL HIGHLIGHTS


The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods since shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds shown (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Select Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual and Semi-Annual Reports to Shareholders which are incorporated by reference into the Statement of Additional Information. Shareholders may obtain a copy of the reports by contacting the Funds or their Shareholder Servicing Agent.

This information for the Mid Cap Value Fund and the Small Cap Growth Fund has been audited, except as noted, by Ernst & Young LLP, whose reports, along with the Funds' financial statements are included in the Funds' annual reports, which are available upon request.

This information has been audited, except as noted, by PricewaterhouseCoopers LLP, whose reports, along with the Fund's financial statements are included in the Funds' annual reports, which are available upon request.

JPMORGAN DISCIPLINED EQUITY FUND^

                                                                                     YEAR
                                                                                    ENDED      YEAR      YEAR      YEAR    1/3/97*
                                                                                  5/31/01     ENDED     ENDED     ENDED    THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                (UNAUDITED)   5/31/00   5/31/99   5/31/98    5/31/97
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $17.54    $17.57    $14.96    $11.47     $10.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                           0.14      0.17      0.17      0.12       0.04

     Net gains or losses on investments (both realized and unrealized)             (1.89)      0.81      3.18      3.62       1.43
                                                                                   ------     ------    ------    ------    ------
     Total from investment operations                                              (1.75)      0.98      3.35      3.74       1.47

   Less distributions:

     Dividends from net investment income                                            0.14      0.18      0.15      0.12         --

     Distributions from capital gains                                                  --      0.83      0.59      0.13         --
                                                                                   ------     ------    ------    ------    ------
     Total distributions                                                             0.14      1.01      0.74      0.25         --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.65    $17.54    $17.57    $14.96     $11.47
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                      (9.99)%     5.54%    23.07%    32.98%    14.70%@
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in millions)                                            $1,210    $1,476    $1,008      $296        $50

RATIOS TO AVERAGE NET ASSETS:#

Expenses                                                                            0.45%     0.45%     0.45%     0.45%      0.45%

Net investment income                                                               0.85%     1.04%     1.14%     1.27%      1.58%

Expenses without reimbursements                                                     0.55%     0.55%     0.60%     0.72%      1.34%

Net investment income without reimbursements                                        0.75%     0.94%     0.99%     1.00%      0.69%

  ^ Formerly J.P. Morgan Institutional Disciplined Equity Fund.
  * Commencement of operations.
  @ Not annualized.
  # Short periods have been annualized.

JPMORGAN DIVERSIFIED FUND


                                                                        7/01/00
                                                                        THROUGH       YEAR      YEAR      YEAR      YEAR      YEAR
                                                                       12/31/00      ENDED     ENDED     ENDED     ENDED     ENDED
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      (UNAUDITED)    6/30/00   6/30/99   6/30/98   6/30/97   6/30/96
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share, Beginning of Period                           $14.93     $14.69    $14.18    $13.39    $12.02    $11.26
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                 0.19       0.38      0.38      0.39      0.37      0.40

     Net gains or losses on investments (both realized
      and unrealized)                                                     (0.77)      0.61      1.44      1.89      1.96      1.42
                                                                          ------    ------    ------    ------     -----     -----

     Total from investment operations                                     (0.58)      0.99      1.82      2.28      2.33      1.82

   Less distributions:

     Dividends from net investment income                                 (0.30)     (0.27)    (0.39)    (0.59)    (0.36)    (0.42)

     Distributions from capital gains                                     (0.36)     (0.48)    (0.92)    (0.90)    (0.60)    (0.64)
                                                                          ------    ------    ------    ------     -----     -----
     Total distributions                                                  (0.66)     (0.75)    (1.31)    (1.49)    (0.96)    (1.06)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $13.69     $14.93    $14.69    $14.18    $13.39    $12.02
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              (3.90)%(a)  6.88%    13.77%    18.42%    20.72%    16.91%
==================================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in millions)                                $621,057   $622,121  $608,658  $331,946  $237,449  $193,219

RATIOS TO AVERAGE NET ASSETS:

Expenses                                                                   0.65%(b)   0.65%     0.65%     0.65%     0.65%     0.65%

Net investment income                                                      2.71%(b)   2.48%     2.55%     3.12%     3.34%     3.34%

Expenses without reimbursements                                            0.80%(b)   0.80%     0.84%     0.88%     0.98%     0.98%

 (a) Not annualized
 (b) Annualized

JPMORGAN MID CAP VALUE FUND^

                                                                               10/01/00
                                                                                THROUGH       YEAR       YEAR   11/13/97*
                                                                                3/31/01      ENDED      ENDED     THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                              (UNAUDITED)    9/30/00    9/30/99     9/30/98
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $13.06     $13.56     $10.62      $10.00
-------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                         0.25       0.11       0.02        0.11

     Net realized and unrealized gain on investments                               1.23       2.59       3.20        0.54
                                                                                  -----      -----      -----       -----
     Total from investment operations                                              1.48       2.70       3.22        0.65

   Less distributions:

     From net investment income                                                  (0.15)     (0.09)     (0.10)      (0.03)

     From net realized gain                                                      (0.87)     (3.11)     (0.18)           -
                                                                                  -----      -----      -----       -----
     Total distributions                                                         (1.02)     (3.20)     (0.28)      (0.03)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $13.52     $13.06     $13.56      $10.62
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    11.61%+     23.76%     30.41%      6.50%+
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                                               $4.2       $4.7       $3.6        $2.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS:

Before fees waived and expenses absorbed                                        4.30%++      4.24%      5.11%     7.72%++

After fees waived and expenses absorbed                                         0.75%++      0.97%      1.25%     1.25%++

Ratio of net investment income to average net assets
 (after fees waived and expenses absorbed)                                      1.07%++      0.84%      0.06%     0.73%++

Portfolio turnover rate                                                         41.58%+     98.95%    108.74%     73.34%+

  ^ Formerly Fleming Mid Cap Value
  * Commencement of operations.
  + Not annualized.
 ++ Annualized.

JPMORGAN SMALL CAP GROWTH FUND^

                                                                               10/01/00
                                                                                THROUGH        YEAR       YEAR    11/14/97*
                                                                                3/31/01       ENDED      ENDED      THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                              (UNAUDITED)     9/30/00    9/30/99      9/31/98
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                             $15.12      $13.45      $9.47       $10.00
---------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income (loss)                                                (0.26)      (0.08)       0.08         0.08

     Net realized and unrealized gain (loss) on investments                      (4.60)        4.34       4.28       (0.59)
                                                                                 ------       ------     ------      ------
     Total from investment operations                                            (4.86)        4.26       4.36       (0.51)

   Less distributions:

     From net investment income                                                      --      (0.04)     (0.09)       (0.02)

     From net realized gain                                                      (2.15)      (2.55)     (0.29)           --
                                                                                 ------       ------     ------      ------
     Total distributions                                                         (2.15)      (2.59)     (0.38)       (0.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $8.11      $15.12     $13.45        $9.47
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                  (35.22%)+      36.33%     46.61%     (5.15%)+
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (millions)                                               $1.8        $4.0       $1.8         $1.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:

Before fees waived and expenses absorbed                                        5.98%++       5.47%     10.19%     13.84%++

After fees waived and expenses absorbed                                         0.85%++       1.05%      1.35%      1.35%++

Ratio of net investment income to average net assets
 (after fees waived and expenses absorbed)                                    (0.49%)++     (0.61%)    (0.68%)    (0.30%)++

Portfolio turnover rate                                                         34.10%+      88.25%     70.75%      35.47%+

  ^ Formerly Fleming Small Cap Growth Fund
  * Commencement of operations.
  + Not annualized.
 ++ Annualized.

JPMORGAN SMARTINDEX(TM)FUND^

                                                                                               YEAR       YEAR    12/31/98*
                                                                                              ENDED      ENDED      THROUGH
PER SHARE DATA FOR FISCAL PERIODS ENDED                                                     5/31/01    5/31/00      5/31/99
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                         $17.07     $16.06       $15.00
---------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                                     0.16       0.14         0.07

     Net gains or losses on securities (both realized and unrealized)                        (2.06)       1.02         1.02
                                                                                             ------      ------      ------
     Total from investment operations                                                        (1.90)       1.16         1.09

   Less distributions:

     Dividends from net investment income                                                      0.15       0.14         0.03

     Distributions from capital gains                                                            --       0.01           --
                                                                                             ------      ------      ------
     Total distributions                                                                       0.15       0.15         0.03
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $15.02     $17.07       $16.06
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

TOTAL RETURN                                                                               (11.21)%      7.25%       7.27%@
===========================================================================================================================

Net assets, end of period (in millions)                                                        $483       $401           $5

RATIOS TO AVERAGE NET ASSETS:#

Expenses (excluding dividend expense)                                                         0.35%      0.35%        0.35%

Net investment income                                                                         1.00%      1.26%        1.13%

Expenses without reimbursements (including dividend expense)                                  0.49%      0.58%        5.44%

Net investment income without reimbursements (including dividend expense)                     0.86%      1.03%      (3.96)%

Portfolio turnover rate                                                                         67%        45%          19%

  ^ Formerly J.P. Morgan SmartIndex(TM) Fund
  * Commencement of operations.
  @ Not annualized.
  # Short periods have been annualized.

JPMORGAN U.S. EQUITY FUND^

                                                                                  YEAR      YEAR       YEAR       YEAR       YEAR
                                                                                 ENDED     ENDED      ENDED      ENDED      ENDED
PER SHARE DATA FOR FISCAL YEARS ENDED                                          5/31/01   5/31/00    5/31/99    5/31/98    5/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $12.79    $15.08     $16.73     $15.66     $14.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                        0.08      0.11       0.16       0.15       0.17

     Net gains or losses on investments (both realized and unrealized)          (0.96)      0.26       2.39       3.81       3.02
                                                                                ------     ------     ------     ------    ------
     Total from investment operations                                           (0.88)      0.37       2.55       3.96       3.19

   Less distributions:

     Dividends from net investment income                                         0.08      0.11       0.17       0.18       0.25

     Distributions from capital gains                                             0.71      2.55       4.03       2.71       1.28
                                                                                ------     ------     ------     ------    ------
     Total distributions to shareholders                                          0.79      2.66       4.20       2.89       1.53
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $11.12    $12.79     $15.08     $16.73     $15.66
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

TOTAL RETURN                                                                   (6.99)%     2.45%     18.66%     28.53%     25.21%
=================================================================================================================================

Net assets, end of period (in millions)                                           $151      $241       $278       $379       $330

RATIOS TO AVERAGE NET ASSETS:#

Expenses                                                                         0.62%     0.60%      0.60%      0.60%      0.60%

Net investment income                                                            0.57%     0.76%      0.89%      0.89%      1.33%

Expenses without reimbursements                                                  0.64%     0.63%      0.63%      0.63%      0.65%

Net investment income without reimbursements                                     0.55%     0.73%      0.86%      0.86%      1.28%

^  Formerly J.P. Morgan Institutional U.S. Equity Fund
*  Commencement of operations.
@  Not annualized.
#  Short periods have been annualized.

JPMORGAN U.S. SMALL COMPANY FUND^

                                                                                  YEAR      YEAR       YEAR       YEAR       YEAR
                                                                                 ENDED     ENDED      ENDED      ENDED      ENDED
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                 5/31/01   5/31/00    5/31/99    5/31/98    5/31/97
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $15.11    $11.98     $15.30     $14.09     $13.97
---------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:

     Net investment income                                                        0.08      0.04       0.08       0.09       0.10

     Net gains or losses on investments (both realized and unrealized)           0.03*      3.10     (1.83)       3.04       1.07
                                                                                ------     ------    ------      ------     -----
     Total from investment operations                                             0.11      3.14     (1.75)       3.13       1.17

   Less distributions:

     Dividends from net investment income                                         0.09      0.01       0.08       0.08       0.13

     Distributions from capital gains                                             1.79        --       1.49       1.84       0.92
                                                                                ------     ------    ------      ------     -----
     Total distributions                                                          1.88      0.01       1.57       1.92       1.05
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $13.34    $15.11     $11.98     $15.30     $14.09
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

TOTAL RETURN                                                                     0.94%    26.23%   (10.79)%     23.55%      9.44%
=================================================================================================================================

Net assets, end of period (in millions)                                           $410      $358       $345       $420       $402

RATIOS TO AVERAGE NET ASSETS:

Expenses                                                                         0.82%     0.80%      0.80%      0.80%      0.80%

Net investment income                                                            0.55%     0.26%      0.55%      0.55%      0.81%

Expenses without reimbursements                                                  0.82%     0.82%      0.85%      0.85%      0.85%

Net investment income without reimbursements                                     0.55%     0.24%      0.50%      0.50%      0.76%

  ^ Formerly J.P. Morgan Institutional U.S. Small Company Fund
  * The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the fund during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values.

HOW TO REACH US


MORE INFORMATION
You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRITIANA ROAD
NEWARK, DE 19713

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

PUBLIC REFERENCE SECTION OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Investment Company Act File Nos. for each Fund are:

Disciplined Equity Fund             811-7342
Disciplined Equity
  Value Fund                       811-07795
Diversified Fund                    811-7342
Mid Cap Value Fund                  811-5151
Small Cap Growth Fund               811-5151
SmartIndex(TM) Fund                811-07795
U.S. Equity Fund                    811-7342
U.S. Small Company Fund             811-7342



                       JPMORGAN FUNDS FULFILLMENT CENTER
                               393 MANLEY STREET
                        WEST BRIDGEWATER, MA 02379-1039


         (C) 2001 JPMorgan Chase & Co. All Rights Reserved. March 2001



                                                                      RHI-EQ-701

     The information in this SAI is not complete and may be changed. This SAI and the accompanying prospectus are not an offer to sell these securities and we are not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.


                                             Statement of Additional Information
                                                                September , 2001
                                      Subject to Completion, dated July 27, 2001



                              JPMORGAN EQUITY FUNDS

                            FLEMING MUTUAL FUND GROUP

                               MID CAP VALUE FUND
                              SMALL CAP GROWTH FUND

                      522 FIFTH AVENUE, NEW YORK, NY 10036

This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses offering shares of Mid Cap Value Fund and Small Cap Growth Fund. Any references to a "Prospectus" in this Statement of Additional Information is a reference to the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting J.P. Morgan Fund Distributors, Inc. (the "Distributor"), at 1211 Avenue of the Americas, 41st Floor, New York, NY 10081.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


     For more information about your account, simply call or write the J.P. Morgan Funds Service Center at:


Select, Classes A, B and C Shares:     Institutional Shares:

J.P. Morgan Funds Service Center       J.P. Morgan Institutional Funds
210 West 10th Street, 8th floor        Service Center
Kansas City, MO 64105                  500 Stanton Christiana Road
                                       Newark, Delaware 19713

1-800-348-4782                         1-800-766-7722

                                TABLE OF CONTENTS

                                                                      Page

THE CORPORATION                                                          1
DESCRIPTION OF PERMITTED INVESTMENTS                                     1
FUNDAMENTAL INVESTMENT POLICIES                                          9
MANAGEMENT OF THE CORPORATION AND THE FUNDS                             10
COMPUTATION OF YIELD AND TOTAL RETURN                                   20
PURCHASES, REDEMPTIONS AND EXCHANGES                                    21
DETERMINATION OF NET ASSET VALUE                                        26
TAXES                                                                   26
PORTFOLIO TRANSACTIONS AND BROKERAGE                                    28
DESCRIPTION OF SHARES                                                   30
LIMITATION OF DIRECTORS' LIABILITY                                      30
FINANCIAL INFORMATION                                                   31

THE CORPORATION

         The Corporation, an open-end management investment company, was organized as a Maryland corporation on August 19, 1997. The Articles of Incorporation permits the Corporation to offer 100 million shares of common stock, with $.001 par value per share. Pursuant to the Corporation's Articles of Incorporation, the Board may increase the number of shares that the Corporation is authorized to issue without the approval of the Corporation's shareholders. The Board has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series, and to classify or reclassify any unissued shares with respect to such class or series. The shares of common stock are currently classified into two series: the Mid Cap Value Fund and the Small Cap Growth Fund (formerly Fleming Fund and Fleming Fledgling Fund, respectively).

         The shares of the Funds, when issued, will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Funds have non-cumulative rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of either of the Funds may be presumed to "control" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) that Fund. Under Maryland law, the Corporation is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

         The Corporation bears the costs of its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, certain proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

INVESTMENT POLICIES

         The following discussion supplements the information in the Prospectuses regarding the investment objective and policies for the Funds.

DESCRIPTION OF PERMITTED INVESTMENTS

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

         COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         EQUITY SECURITIES. The Equity Securities in which the Funds may invest may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

         The convertible securities in which the Funds may invest include any debt securities or preferred stock, which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

         Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

         Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

         No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

         There are risks associated with these activities, including the following:

         (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;

         (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures;

         (3) there may not be a liquid secondary market for a futures contract or option;

         (4) trading restrictions or limitations may be imposed by an exchange; and

         (5) government regulations may restrict trading in futures contracts and futures options.

         A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

         In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books.

Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

         INVESTMENT COMPANY SHARES. Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

         INVESTMENT GRADE DEBT SECURITIES. The Funds may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation, or Baa or higher by Moody's Investors Service, Inc. or the equivalent by another national rating organization, or, if unrated, determined by the adviser to be of comparable quality.

         MONEY MARKET INSTRUMENTS. Money market instruments are high-quality, dollar-denominated, short-term debt securities. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

         OPTIONS. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

         A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

         A Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

         A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

         A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

         A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

         All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

         Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         PREFERRED STOCK. Preferred Stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

         REITS. A Fund may invest in common stocks or other securities issued by Real Estate Investment Trusts ("REITs"). REITs invest their capital primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unit holders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

         A shareholder in a Fund that invests in REITs will bear not only his proportionate share of the expenses of the Fund , but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

         INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Funds to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         The Securities and Exchange Commission ("SEC") has granted the Funds an exemptive order permitting each Fund to invest its uninvested cash in any of the following affiliated money market funds or their successors: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The order sets the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Advisor will waive and/or reimburse its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Corporation's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

         U.S. GOVERNMENT AGENCY OBLIGATIONS. Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

         U.S. GOVERNMENT SECURITIES. Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

         U.S. TREASURY OBLIGATIONS. Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

         WARRANTS. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

         SECURITIES LENDING. In order to generate additional income, a Fund may lend its securities to qualified broker-dealers or institutional investors, in an amount up to 33-1/3% of the total assets taken at market value, pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily.

         There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

         ZERO COUPON SECURITIES. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

FUNDAMENTAL INVESTMENT POLICIES

         The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

         No Fund may:

         (1) Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of each Fund's total assets.

         (2) Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

         (3) Borrow money in an amount exceeding 33-1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

         (4) Make loans if, as a result, more than 33-1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

         (5) Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in REIT's, commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

         (6) Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

         (7) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

         The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

         The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Directors.

         No Fund may:

         (1) Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing, provided, such Fund may segregate assets without limit in order to comply with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

         (2)      Invest in companies for the purpose of exercising control.

         (3) Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

         (4) Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

         (5) Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

         (6) Enter into a futures contract or options transaction if the Fund's total outstanding obligations resulting from such futures contract or option transaction would exceed 10% of the Fund's total assets, and each Fund will maintain assets sufficient to meet its obligations under such contracts or transactions with the Fund's custodian or will otherwise comply with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

MANAGEMENT OF THE CORPORATION AND THE FUNDS


THE ADVISER

         The Corporation and Robert Fleming Inc. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

         The Adviser will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Adviser is a wholly-owned subsidiary of J.P. Morgan Chase & Co. J.P. Morgan Chase & Co. is a global financial services firm headquartered in New York. On August 1, 2000, Chase Manhattan Corporation acquired Robert Fleming Holdings Limited, which was Robert Fleming Inc.'s indirect parent. On December 14, 2000, Fund shareholders approved the Advisory Agreement with Robert Fleming Inc.

         The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Directors of the Corporation or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Corporation.

         The Chase Manhattan Bank has agreed that it will reimburse each Fund as described in the Prospectuses, to the extent necessary to maintain each Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses of the Fund) at the following annual rate of each Fund's average daily net assets until September 7, 2002.

Mid Cap Value - A                                               1.50%
  Mid Cap Value - B                                             2.25%
  Mid Cap Value - C                                             2.25%
  Mid Cap Value - Select                                        1.00%
Small Cap Growth - A                                           1.600%
  Small Cap Growth - B                                         2.350%
  Small Cap Growth - C                                         2.350%
  Small Cap Growth - Select                                    1.100%
  Small Cap Growth - Institutional                             0.850%

         The Adviser believes that it is likely that the Funds will be of a sufficient size to permit the reimbursement of any such reductions or payments. However, there is no assurance that any such reimbursements will be made. Reimbursement is contingent upon the Adviser's determination that it will seek reimbursement from the Fund. In addition, the Board of Directors must approve any requested reimbursement. Further, any expenses which cannot be recouped within three years will never be reimbursed by the Fund. In other words, any unrecouped amount after the three year period would not require payment either on liquidation of the Fund or termination of the Advisory Agreement.

         The table below sets forth the advisory fees paid by the each Fund listed to the Adviser under prior reimbursement arrangements for the fiscal periods indicated.

Mid Cap Value - Institutional Shares - For the period November 13, 1997 through September 30, 1998 (commencement of operations), and for the fiscal years ended September 30, 1999 and 2000 were: $18,183, $31,499 and $32,908, respectively.
For the six months ended March 31, 2001 (unaudited): __________________.

Small Cap Growth - Institutional Shares - For the period November 14, 1997 through September 30, 1998 (commencement of operations), and for the fiscal years ended September 30, 1999 and 2000 were: $10,621, $14,900 and $28,012, respectively. For the six months ended March 31, 2001 (unaudited):
__________________.

         The table below sets forth the other expenses, including advisory fees, the Adviser waived/reimbursed the Funds listed for the fiscal periods indicated.

Mid Cap Value - Institutional Shares - For fiscal years ended September 30, 1999 and 2000 were: $131,012, $135,310 and $136,037, respectively. For the six months ended March 31, 2001 (unaudited): __________________.

Small Cap Growth - Institutional Shares - For the period November 14, 1997 through September 30, 1998 (commencement of operations), and for the fiscal years ended September 30, 1999 and 2000 were: $134,932, $131,914 and $141,118, respectively. For the six months ended March 31, 2001 (unaudited):
__________________.

THE ADMINISTRATOR

         Pursuant to separate Administration Agreements (the "Administration Agreements"), The Chase Manhattan Bank ("Chase") is the administrator of the Funds. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Corporation of all documents required to be filed for compliance by the Corporation with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

         Under the Administration Agreements, Chase is permitted to render administrative services to others. The Administration Agreements will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Directors of the Corporation or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Directors who are not parties to the Administration Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreements are terminable without penalty by the Corporation on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Corporation, or by Chase on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreements also provide that neither Chase or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreements.

         In addition, the Administration Agreements provide that, in the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year, and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

         In consideration of the services provided by Chase pursuant to the Administration Agreement, Morgan receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% on the first $25 billion of each Fund's average net assets of all non-money market funds in the JPMorgan funds complex plus 0.075% of each Fund's average daily net assets in excess of $25 billion. Morgan may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis. Morgan may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.

         The table below sets forth the fees paid by the each Fund listed to Investment Company Administration, LLC ("ICA"), the Funds' former Administrator, for the fiscal periods indicated.


Mid Cap Value Fund - For the period November 13, 1997 through September 30, 1998 (commencement of operations): $35,288. For the fiscal year ended September 30, 1999 and 2000 were: $40,000 and $40,000, respectively.

Small Cap Growth Fund - For the period November 14, 1997 through September 30, 1998 (commencement of operations): $35,178. For the fiscal year ended September 30, 1999 and 2000 were: $40,000 and $40,000, respectively.

DISTRIBUTION PLANS

         The Corporation has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of certain classes of shares of the Funds as described in the Prospectuses, which provide that such classes of the Funds shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each class of shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan Funds.

         Class B and Class C shares pay a Distribution Fee of up to 1.00% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C shares of up to 4.00% and 1.00%, respectively, of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 1.00% of average daily net assets with respect to Class B shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

         Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset values of Class A shares, or 0.25% annualized of the average net asset value of the Class B shares, or 0.75% annualized of the average net asset value of the Class C shares, maintained in a Fund by such broker-dealers' customers. Trail or maintenance commissions on Class B and Class C shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B or Class C shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C shares, because of the 1.00% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Class B or Class C shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B and Class C shares. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid. Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

         Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the

Directors and a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Corporation and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to such Plan ("Qualified Directors"). Each Distribution Plan was approved on January 25, 2001. Each Distribution Plan requires that the Corporation shall provide to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Directors shall be committed to the discretion of the disinterested Directors (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of the class of such Fund to which it applies (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Directors and the Qualified Directors. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

DISTRIBUTOR

         J.P. Morgan Fund Distributors, Inc. (the "Distributor") serves as the Corporation's exclusive distributor. The Distributor holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Corporation, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Corporation and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust dated April 11, 2001, the Distributor receives no compensation in its capacity as the Fund's distributor. The Distributor is a wholly-owned indirect, subsidiary of The BYSIS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.

         The Distribution Agreement will continue in effect with respect to each Fund for a period of two years after execution and thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by the Corporation's Directors and (ii) by a vote of a majority of the Directors of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Directors" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors of the Corporation, a vote of a majority of the Directors who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. The principal offices of the Distributor are located at 1211 Avenue of the Americas, New York, New York 10036.

SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN

         The Corporation has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Funds as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Funds; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Funds; and provide such other related services as the Funds or a shareholder may request. Shareholder servicing agents may be required to register pursuant to state securities law. Shareholder Servicing Agents may subcontract with other parties for the provision of shareholder support services.

         In consideration of the service provided by the Shareholder Servicing Agent pursuant to the Shareholder Servicing Agreement, the Shareholder Servicing Agent receives from each Fund a fee of 0.25% for the Select, Class A, Class B and Class C shares and a fee of 0.10% for the Institutional shares, expressed as a percentage of the average daily net asset values of Fund shares. The Shareholder Servicing Agent may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Funds on a month-to-month basis.

         The Adviser and/or the Distributor may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make payments to certain selected dealers or other Shareholder Servicing Agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up 0.10% annually of the average net assets of the Fund attributable to shares if the Fund held by customers of such Shareholder Servicing Agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by the Adviser and/or the Distributor.

         The Adviser and its affiliates and the Funds and their affiliates, agents and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

         The Corporation has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Corporation. DST's address is 210 West 10th Street, Kansas City, MO 64105.

         Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund, and receives such compensation as is from time to time agreed upon by the Corporation and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for the Funds. Chase is located at 4 Metrotech Center, Brooklyn, NY 11245.

DIRECTORS AND PRINCIPAL OFFICERS OF THE CORPORATION

         The management and affairs of the Corporation are supervised by the Directors under the laws of the State of Maryland. The Directors and Officers of the Corporation and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Corporation pays the fees to unaffiliated Directors for their service as directors. Unless otherwise noted, the business address of each Director and each Officer is 522 Fifth Avenue, New York, New York 10036.

DIRECTORS

WILLIAM J. ARMSTRONG--DIRECTOR; Retired; formerly Vice President and Treasurer Ingersoll-Rand Company. His address is 287 Hampshire Ridge, Park Ridge, NJ 07656. His date of birth is ____________________.

ROLAND R. EPPLEY, JR.--DIRECTOR; Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association, Inc. (1971 - 1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc. His address is 105 Coventry Place, Palm Beach Gardens, FL 33418. His date of birth is
____________________.

ANN MAYNARD GRAY--DIRECTOR; Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Ms. Gray is also a director of Duke Energy Corporation and Elan Corporation, plc. Her address is 1262 Rockrimmon Road, Stamford, CT 06903. His date of birth is __________________________.

MATTHEW HEALEY--DIRECTOR; Former Chief Executive Officer of trusts in the Fund Complex through April 2001, Former Chairman, Pierpont Group, since prior to 1993. His address is Pine Tree Country Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is __________________.

FERGUS REID, III--DIRECTOR; Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Director, Morgan Stanley Funds. His address is 202 June Road, Stamford, CT 06903. His date of birth is
_________________.

JAMES J. SCHONBACHLER--DIRECTOR; Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Group Head and Director, Bankers Trust A.G., Zurich and

BT Brokerage Corp. His address is 3711 Northwind Court, Jupiter, FL 33477. His date of birth is _________________.

LEONARD M. SPALDING--Director; Retired; formerly Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management; and formerly Chief Investment Executive of the Chase Manhattan Private Bank. His address is 2025 Lincoln Park Road, Springfield, KY 40069. His date of birth is ____________.

H. RICHARD VARTABEDIAN--Director; Former President of trusts in the Fund Complex; Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of the Chase Manhattan Bank, N.A., 1980-1991. His address is P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576. His date of birth is _____________________.

         A majority of the disinterested Directors have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Directors of the Corporation, each Fund, the J.P. Morgan Institutional Funds, J.P. Morgan Funds, J.P. Morgan Series Trust, Mutual Fund Group, Fleming Mutual Fund Group, Mutual Fund Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Mutual Fund Variable Annuity Trust, and Mutual Fund Investment Trust up to and including creating a separate board of directors.

         Each Director is currently paid an annual fee of $___________ (adjusted as of ___________, 2001) for serving as Director of the Funds and the trusts listed above. Each is reimbursed for expenses incurred in connection with service as a Director. The Directors may hold various other directorships unrelated to these Funds.

Audit Committee

         The Board of Directors of the Corporation presently has an Audit Committee. The members of the Audit Committee are Messrs.
______________________. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.

OFFICERS

JONATHAN K.L. SIMON (BORN 1/13/59)--President; Former Chairman of the Board of Directors and President--A Director of Robert Fleming Inc. from 1991 to the present. Portfolio manager with various affiliates of Robert Fleming Inc. from 1980 to the present.

ARTHUR A. LEVY + (BORN 11/4/42)--Treasurer--Director of Robert Fleming Inc. from 1985 to the present. Chairman of Robert Fleming Inc. since November 2000. Vice Chairman of Robert Fleming Holdings Limited since 1989 and President of Robert Fleming Inc., from April of 1998 to November 2000.

LARRY A. KIMMEL + (BORN 10/20/47)--Secretary--Director of Compliance of Robert Fleming Inc. from 1996 to present. Compliance Director of Westminster Research Associates, Inc. from 1995 to 1996. President and Director of Robert Fleming Inc. since November 2000. Senior Vice President of Robert Fleming Inc. from 1996 to present.

+ This person is an affiliate of the Adviser and the Funds.

- This Director is an "Interested person" of the Funds, as defined under the 1940 Act.

REMUNERATION OF DIRECTORS:

         Each Director is reimbursed for expenses incurred in attending each meeting of the Board of Directors or any committee thereof. Each Director who is not an affiliate of the adviser is compensated for his or her services according to a fee schedule which recognizes the fact that each Director also serves as a Director of other investment companies advised by the adviser. Each Director receives a fee, allocated among all investment companies for which the Director serves, which consists of an annual retainer component and a meeting component.


                                                             PENSION OR                             TOTAL
                                                             RETIREMENT BENEFIT                     COMPENSATION
                                           COMPENSATION      ACCURED BY THE "FUND                   FROM FUND
                                           FROM TRUST        COMPLEX" (1)                           COMPLEX (2)
                                           ------------      --------------------                   ------------
William J. Armstrong, Trustee                 N/A               N/A                                $131,781 (10) (3)
Roland R. Eppley, Jr., Trustee                N/A               N/A                                $149,206 (10) (3)
Ann Maynard Gray, Member of Advisory          N/A               N/A                                $ 75,000 (17) (3)
Board of certain J.P. Morgan Funds
Matthew Healey, Trustee(2)                    N/A               N/A                                $ 75,000 (17) (3)
Fergus Reid, III, Trustee                     N/A               N/A                                $312,841 (10) (3)
Leonard M. Spalding, Jr., Trustee             N/A               N/A                                $124,335 (10) (3)
H. Richard Vartabedian, Trustee               N/A               N/A                                $221,141 (10) (3)

1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The Fund Complex for which the nominees will serve includes 14 investment companies.


2 Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

3 Total number of investment company boards with respect to Trustees, or Advisory Boards with respect to Advisory Board members, served on within the Fund Complex.

CODE OF ETHICS

         The Corporation, the Adviser and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each Code permits, subject to certain conditions, personnel of the Adviser and Distributor to invest in securities that may be purchased or held by the Funds. Each code has been filed as an exhibit to this registration statement and is available upon request by contacting the SEC.

CONTROL PERSONS AND SHARE OWNERSHIP

         As of July 2, 2001, to the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the respective Funds indicated:

         The persons listed above as owning 25% or more of the outstanding shares of each Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Funds. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.

         As of July 2, 2001, the Directors and Officers of the Corporation, as a group, owned _________% of the outstanding shares of the Mid Cap Value Fund and owned ________% of the outstanding shares of the Small Cap Growth Fund.

COMPUTATION OF YIELD AND TOTAL RETURN

         From time to time the Corporation may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

         Yield = 2[((a-b)/cd + 1) TO THE POWER OF 6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. A Fund may periodically compare its performance to that of other mutual funds as reported by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may also quote the Frank Russell Company or Wilshire Associates consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of a Fund's portfolio. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

         A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

         The total return of a Fund refers to the average compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

              AVERAGE ANNUAL TOTAL RETURNS OF INSTITUTIONAL SHARES
                              As of March 31, 2001

                                  1 YEAR               SINCE INCEPTION
Mid Cap Value Fund               _______%                 _______%
Small Cap Growth Fund            _______%                 _______%

PURCHASES, REDEMPTIONS AND EXCHANGES

         The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding.

         Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

         Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Corporation has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

         The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.

         The broker-dealer allocation for Funds with a 5.75% sales charge on Class A shares is set forth below:

 Amount of Transaction at                     Sales Charge as a Percentage of:       Amount of Sales Charge Reallowed to
     Offering Price ($)                                                             Dealers as a Percentage of Offering
                                                                                                 Price
                                             Offering Price        Net Amount
                                                                    Invested
Under 100,000                                     5.75                6.10                       5.00
100,000 but under 250,000                         3.75                3.90                       3.25
250,000 but under 500,000                         2.50                2.56                       2.25
500,000 but under 1,000,000                       2.00                2.04                       1.75

         There is no initial sales charge on purchases of Class A shares of $1 million or more.

         The Fund's distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million. 0.50% of the next $40 million and 0.20% thereafter. The Fund's distributor may withhold such payments with respect to short-term investments.

         At times the Fund's distributor may reallow up to the entire sales charge to certain broker dealers. In those instances, broker-dealers selling Class A shares of the Fund may be deemed to be underwriters under the 1933 Act.

         Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other Fund in the JPMorgan Funds family (or if a Fund has only one class, shares of such Fund), excluding shares of any money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement.

A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

         The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

         Class A shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or (ii) cost of any shares acquired and still held in the Fund, or any other JPMorgan fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quality Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

         An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

         A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares purchased thereafter.

         Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

         The Funds' distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares and a commission of 1.00% of the offering price on sales of Class C shares. The distributor keeps the entire amount of any contingent deferred sales charge ("CDSC") the investor pays.

         The CDSC for Class B and Class C shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan;
(iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500.

         Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

         A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectus. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

         Investors may be eligible to buy Class A shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Sales charges are waived if the investor is using redemption proceeds received within the prior ninety days from non-JPMorgan mutual funds to buy his or her shares, and on which he or she paid a front-end or contingent deferred sales charge.

         Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

         No initial sales charge will apply to the purchase of a Fund's Class A shares if (i) one is investing proceeds from a qualified retirement plan where a portion of the plan was invested in the JPMorgan Funds, (ii) one is investing through any qualified retirement plan with 50 or more participants or (iii) one is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

         Purchases of a Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

         Purchases of a Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

         Purchases of a Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the JPMorgan Funds Service Center.

         A Fund may sell Class A shares without an initial sales charge to the current and retired Directors (and their immediate families), current and retired employees (and their immediate families) of JPMC, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan Funds.

         Shareholders of record of any JPMorgan fund as of November 30, 1990 and certain immediate family members may purchase a Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any JPMorgan fund, provided there is no change in account registration.

         Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

         The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

         Investors may incur a fee if they effect transactions through a broker or agent.

DETERMINATION OF NET ASSET VALUE

         The securities of each Fund may be valued by an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Corporation under the general supervision of the Directors.

TAXES

         The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

         The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

         Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

         In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net tax-exempt interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

         Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

         In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

         Distributions from net investment income may qualify for the dividends-received deduction for corporation shareholders only to the extent such distributions are derived from dividends paid by domestic corporations.

         Certain securities purchased by a Fund are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

         Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

         If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

         No Fund is liable for any income or franchise tax in Maryland if it qualifies as a RIC for federal income tax purposes and avoids liability for federal income taxes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

         The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefited by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Fund.

         It is expected that the Funds may execute brokerage or other agency transactions through Robert Fleming Inc. or its affiliates, (each an "affiliated broker") each of which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, an affiliated broker is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Corporation and the affiliated broker expressly permitting the affiliated broker to receive and retain such compensation. These rules further require that commissions paid to the affiliated broker by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Directors, including those who are not "interested persons" of the Corporation, have adopted procedures for evaluating the reasonableness of commissions paid to the affiliated brokers and will review these procedures periodically.

         Because no Fund markets its shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

         The Adviser serves as investment adviser to other clients and investment vehicles which may invest in securities of the same issuers as those in which the Funds invest. The Adviser also may invest for its own account and for the accounts of its affiliates. Certain of the Adviser's activities may cause it to come into possession of material, nonpublic information ("inside information") about an issuer. When the Adviser is in possession of inside information about an issuer, the Adviser may be unable to cause the Funds to purchase or sell securities of that issuer until the information is released to the public or is no longer material. As a result, the Funds may be unable to purchase certain suitable securities, or sell certain securities that it already owns, at the most opportune time. In particular, a Fund's inability to sell a security that it already owns may require the Fund to treat the security as an illiquid security and may have a negative effect on the Fund's valuation of the security. Should the Fund already own a significant amount of illiquid securities, it could be forced to sell other illiquid securities at inopportune times and at prices below what could theoretically be realized in order to comply with the Fund's 15% limit on holding illiquid securities.

The table below sets forth the brokerage commissions paid by each Fund listed for the periods indicated.

Mid Cap Value Fund - For the period November 13, 1997 through September 30, 1998 (commencement of operations): $10,563. For the fiscal years ended September 30, 1999 and 2000, $12,966 and $13,065 (of which $284 was paid to firms for research, statistical or other sources provided to the Adviser), respectively. For the six months ended March 31, 2001 (unaudited): __________________.

Small Cap Growth Fund - For the period November 14, 1997 through September 30, 1998 (commencement of operations): $1,878. For the fiscal years ended September 30, 1999 and 2000: $1,977 and $3,689 (of which $54 was paid to firms for research, statistical or other sources provided to the Adviser), respectively. For the six months ended March 31, 2001 (unaudited): __________________.

DESCRIPTION OF SHARES

         The Articles of Incorporation authorizes the issuance of an unlimited number of series and shares of each series. Each share of a series represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by the Corporation for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

         A Director may be removed by Shareholders at a special meeting called upon written request of majority of Shareholders entitled to cast votes at the meeting. If such a meeting is requested, the Corporation will provide appropriate assistance and information to the Shareholders requesting the meeting to the extent required by law.

LIMITATION OF DIRECTORS' LIABILITY

         The Articles of Incorporation provides that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment adviser, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provides that the Corporation will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Corporation to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

FINANCIAL INFORMATION

         The financial statements of the Mid Cap Value Fund and the Small Cap Growth Fund as of and for the year ended September 30, 2000 have been audited by Ernst & Young LLP, independent auditors, as indicated in their report dated November 15, 2000 with respect thereto, and are contained in the Annual Report to Shareholders which is incorporated herein by reference to the Annual Report. Ernst & Young LLP is no longer the auditors for the Funds. PricewaterhouseCoopers LLP is now the Funds' independent auditors.

                         FLEMING MUTUAL FUND GROUP, INC.
                                    FORM N-1A
                                     PART C

Item 23. Exhibits:

      (1)      Articles of Incorporation
               (a) Agreement and Declaration of Trust.(1)
               (b) Articles of Incorporation.(2)

               (c) Articles of Merger.(2)

               (d) Articles Supplementary. (6)

               (e) Articles of Amendment. (6)

      (2)      (a) By-Laws.(1)
               (b) By-Laws.(2)
      (3)      Instruments Defining Rights of Security Holders - Not applicable.
      (4)      Investment Advisory Agreement.(3)

      (5)      Form of Distribution and Sub-Administration Agreement. (6)

      (6)      Benefit Plan(s) - Not applicable.

      (7)      Form of Global Custody Agreement. (6)

      (8)      (a) Form of Administration Agreement. (6)

               (b) Transfer Agent Agreement.(4)
               (c) Account Services Agreement.(4)
               (d) Form of  Operating Expense Agreement.(3)

      (9)      Opinion and Consent of Counsel as to legality of Shares.(6)

      (10)     Consent of Independent Accountants.
               Filed herewith.

      (11)     Financial Statements omitted from Item 23 - Not applicable.

      (12)     Form of Purchase Agreement. Filed herewith.

      (13)     Rule 12b-1 Plan. (6)

      (14)     Financial Data Schedule - No longer required.

      (15)     Rule 18f-3 Plan. (6)

      (16)     Code of Ethics

               (a) Fleming Mutual Fund Group, Inc.(5)
               (b) Robert Fleming Inc.(5)
               (c) First Fund Distributors, Inc.(5)

(99)(a)        Powers of Attorney for: William J. Armstrong, Roland R.
               Eppley, Jr., Ann Maynard Gray, Matthew Healey, Fergus Reid, III, James J. Schonbachler, Leonard M. Spalding and H. Richard Vartabedian. Filed herewith.

----------

(1) Incorporated by reference to the Form N-1A Registration Statement filed on April 24, 1997.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on September 30, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Form N-1A Registration Statement filed on January 25, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on April 30, 1998.


(5) Incorporated by reference to Post-Effective Amendment No. 6 to the Form N-1A Registration Statement filed on November 29, 2000.

(6) Incorporated by reference to Post-Effective No. 10 to the Form N-1A Registration Statement filed on April 27, 2001.

Item 24. Persons Controlled by or Under Common Control with Registrant.

              Not applicable.

Item 25. Indemnification.

              Article VIII of the Articles of Incorporation, filed as Exhibit 1(b) to the Registration Statement, is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of

1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

The business of the Adviser is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan is currently listed in the investment advisor registration on Form ADV for J.P. Morgan (File No. 801-21011).

Item 27. PRINCIPAL UNDERWRITERS.

         (a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

         J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 1211 Avenue of the Americas, New York, New York 10036. J.P. Morgan Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc.

         J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

         Fleming Mutual Fund Group, Inc.
         J.P. Morgan Funds
         J.P. Morgan Institutional Funds
         J.P. Morgan Series Trust
         Mutual Fund Group
         Mutual Fund Investment Trust
         Mutual Fund Master Investment Trust
         Mutual Fund Select Group
         Mutual Fund Select Trust
         Mutual Fund Trust
         Mutual Fund Variable Annuity Trust
         Capital Growth Portfolio
         Growth and Income Portfolio
         International Equity Portfolio

         (b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.

                                POSITION AND OFFICES        POSITION AND OFFICES
NAME AND ADDRESS                WITH DISTRIBUTOR            WITH REGISTRANT

Lynn J. Mangum                  Chairman                    None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan              Director and Executive      None
150 Clove Street                Vice President
Little Falls, NJ 07424

Lee W. Schultheis               President                   None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez              Senior Vice President       None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                    Vice President              None
1230 Columbia Street
5th Floor, suite 500
San Diego, CA 92101

Michael Burns                   Vice President/Compliance   None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                 Vice President              None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                  Vice President              None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro               Assistant Secretary         None
150 Clove Street
Little Falls, NJ 07424

Robert Tuch                     Assistant Secretary         None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                  Executive Vice President    None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                      Vice President/CFO          None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                Vice President              None
3435 Stelzer Road
Columbus, OH 43219


Item 28. Location of Accounts and Records.

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

                  (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                          The Chase Manhattan Bank
                          4 Chase MetroTech Center
                          Brooklyn, NY  11245

                  (b) With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant's Administrator:

                          The Chase Manhattan Bank
                          1 Chase Square
                          Rochester, NY  14643

                  (c)     With respect to Rules 31a-1(b)(5), (6), (7), (9),
                  (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's
                  Adviser:

                          Robert Fleming Inc.
                          522 Fifth Avenue
                          New York, NY  10036

                  (d) With respect to Rules 31a-1(b)(iv) and (8), the required books and records are maintained at the offices of Registrant's Transfer Agent and Accounting Services Agent:

                          DST Systems, Inc.
                          210 W. 10th Street
                          Kansas City, MO  64105


                  (e) With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant's Principal Underwriter:

                          J.P. Morgan Fund Distributors, Inc.
                          1211 Avenue of the Americas
                          41st Floor
                          New York, NY  10036

Item 29. Management Services.

                  There are no management-related service contracts not discussed in Parts A and B.

Item 30. Undertakings.

                  None.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of July, 2001.

                                           Fleming Mutual Fund Group, Inc.


                                           By: /s/ Jonathan K. L. Simon
                                               -----------------------------
                                               Jonathan K. L. Simon
                                               President

                                               /s/ Arthur A. Levy
                                               -----------------------------
                                               Arthur A. Levy, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities indicated on July 27, 2001.

/s/ Fergus Reid, III             Chairman and
---------------------------      Director
Fergus Reid, III

/s/ William J. Armstrong*        Director
---------------------------
William J. Armstrong

/s/ Roland R. Eppley, Jr.*       Director
---------------------------
Roland R. Eppley, Jr.

/s/ Ann Maynard Gray*            Director
---------------------------
Ann Maynard Gray

/s/ Matthew Healey*              Director
---------------------------
Matthew Healey

/s/ Fergus Reid, III*            Director
--------------------------
Fergus Reid, III

/s/ James J. Schonbachler*       Director
--------------------------
James J. Schonbachler*

/s/ Leonard M. Spalding, Jr.*    Director
-----------------------------
Leonard M. Spalding, Jr.

/s/ H. Richard Vartabedian*      Director
---------------------------
H. Richard Vartabedian


*By: /s/ David Wezdenko
     ----------------------
     Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.     Description
-----------     -----------

     99(j)      Consent of Independent Accountants
     99(a)      Powers of Attorney